As filed with the Securities and Exchange Commission on March 31, 2014

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03802

NEUBERGER BERMAN INCOME FUNDS
(Exact Name of the Registrant as Specified in Charter)
c/o Neuberger Berman Management LLC
605 Third Avenue, 2nd Floor
New York, New York 10158-0180
(Address of Principal Executive Offices – Zip Code)

Registrant's telephone number, including area code: (212) 476-8800

Robert Conti, Chief Executive Officer and President
Neuberger Berman Income Funds
c/o Neuberger Berman Management LLC
605 Third Avenue, 2nd Floor
New York, New York 10158-0180

Arthur C. Delibert, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006-1600
(Names and addresses of agents for service)

Date of fiscal year end: October 31

Date of reporting period: January 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of their first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (“1940 Act”) (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedules of Investments.

JANUARY 31, 2014

Schedule of Investments Neuberger Berman Core Bond Fund
(Unaudited)

PRINCIPAL AMOUNT		VALUE	†
($000's omitted)		($000's omitted)	z

U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (25.7%)
12,425	U.S. Treasury Bonds, 6.25%, due 8/15/23	16,347	Ø,@
160	U.S. Treasury Bonds, 6.88%, due 8/15/25	224	@
5,820	U.S. Treasury Bonds, 5.50%, due 8/15/28	7,446	@
1,075	U.S. Treasury Bonds, 4.50%, due 2/15/36	1,256
3,282	U.S. Treasury Inflation Index Bonds, 2.00%, due 1/15/26	3,764
617	U.S. Treasury Inflation Index Bonds, 3.88%, due 4/15/29	876
7,107	U.S. Treasury Inflation Index Notes, 0.13%, due 4/15/17	7,359
12,585	U.S. Treasury Notes, 3.63%, due 8/15/19	13,887	@
	Total U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (Cost $51,547)	51,159

U.S. Government Agency Securities (2.8%)
720	Federal Farm Credit Bank, Bonds, 1.46%, due 11/19/19	686	@
1,505	Federal Home Loan Bank, Bonds, 5.50%, due 7/15/36	1,824	@
470	Federal National Mortgage Association, Notes, 1.50%, due 10/23/19	456	@
1,610	Federal National Mortgage Association, Notes, 1.55%, due 10/29/19	1,561	@
1,200	Federal National Mortgage Association, Notes, 1.60%, due 12/24/20	1,140	@
	Total U.S. Government Agency Securities (Cost $5,923)	5,667

Mortgage-Backed Securities (42.1%)
Collateralized Mortgage Obligations (0.9%)
160	Banc of America Funding Corp., Ser. 2005-F, Class 4A1, 2.77%, due 9/20/35	140	µ
41	Banc of America Funding Corp., Ser. 2006-G, Class 2A1, 0.38%, due 7/20/36	38	µ
75	Countrywide Asset-Backed Certificates, Ser. 2005-IM2, Class A3, 0.43%, due 1/25/36	71	µ
20	Fannie Mae Grantor Trust, Ser. 2002-T5, Class A1, 0.40%, due 5/25/32	20	µ
229	First Horizon Mortgage Pass-Through Trust, Ser. 2005-AR5, Class 2A1, 2.61%, due 11/25/35	216	µ
142	GSR Mortgage Loan Trust, Ser. 2005-AR3, Class 6A1, 2.87%, due 5/25/35	132	µ
253	GSR Mortgage Loan Trust, Ser. 2007-AR1, Class 2A1, 2.62%, due 3/25/47	213	µ
122	HSI Asset Loan Obligation, Ser. 2007-AR1, Class 2A1, 2.63%, due 1/25/37	94	µ
30	IndyMac INDX Mortgage Loan Trust, Ser. 2006-AR7, Class 3A1, 2.71%, due 5/25/36	23	µ
292	IndyMac INDX Mortgage Loan Trust, Ser. 2006-AR11, Class 2A1, 2.94%, due 6/25/36	221	µ
420	JP Morgan Mortgage Trust, Ser. 2005-A3, Class 7CA1, 2.69%, due 6/25/35	412	µ
10	Opteum Mortgage Acceptance Corp., Ser. 2005-3, Class A1B, 0.42%, due 7/25/35	10	µ
242	Residential Accredit Loans, Inc., Ser. 2006-QA1, Class A21, 3.75%, due 1/25/36	183	µ
78	Residential Accredit Loans, Inc., Ser. 2006-QO7, Class 3A2, 0.36%, due 9/25/46	50	µ
		1,823

Commercial Mortgage-Backed (8.7%)
390	Banc of America Commercial Mortgage, Inc., Ser. 2006-6, Class A4, 5.36%, due 10/10/45	421
500	Banc of America Commercial Mortgage, Inc., Ser. 2006-5, Class A4, 5.41%, due 9/10/47	544	@
499	Bear Stearns Commercial Mortgage Securities, Ser. 2007-PW15, Class A4, 5.33%, due 2/11/44	543	@
400	Bear Stearns Commercial Mortgage Securities, Ser. 2007-PW17, Class A4, 5.69%, due 6/11/50	449
3,612	Citigroup Commercial Mortgage Trust, Ser. 2013-GC15, Class XA, 1.31%, due 9/10/46	269	µ@
1,075	Commercial Mortgage Loan Trust, Ser. 2008-LS1, Class A4B, 6.01%, due 12/10/49	1,198	µ@
77	Credit Suisse Mortgage Capital Certificates, Ser. 2007-TF2A, Class A1, 0.34%, due 4/15/22	76	ñµ
65	Credit Suisse Mortgage Capital Certificates, Ser. 2007-C3, Class A4, 5.68%, due 6/15/39	71	µ
187	Credit Suisse Mortgage Capital Certificates, Ser. 2006-C4, Class A3, 5.47%, due 9/15/39	203
520	Credit Suisse Mortgage Capital Certificates, Ser. 2007-C4, Class A4, 5.76%, due 9/15/39	578	µ@
97	Credit Suisse Mortgage Capital Certificates, Ser. 2007-C1, Class A3, 5.38%, due 2/15/40	105
1,000	Credit Suisse Mortgage Capital Certificates, Ser. 2007-C5, Class A4, 5.70%, due 9/15/40	1,108	@
250	Credit Suisse Mortgage Capital Certificates, Ser. 2008-C1, Class A3, 6.04%, due 2/15/41	283	µ@
850	Greenwich Capital Commercial Funding Corp., Ser. 2007-GG9, Class A4, 5.44%, due 3/10/39	938	@
550	GS Mortgage Securities Corp. II, Ser. 2006-GG8, Class A4, 5.56%, due 11/10/39	603	@
1,500	GS Mortgage Securities Corp. II, Ser. 2007-GG10, Class A4, 5.81%, due 8/10/45	1,654	µ@
3,403	GS Mortgage Securities Trust, Ser. 2012-GC6, Class XA, 2.16%, due 1/10/45	406	ñµ@
1,950	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LDPX, Class A3, 5.42%, due 1/15/49	2,143	@
630	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LD11, Class A4, 5.81%, due 6/15/49	704	µ@
1,219	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LD12, Class A4, 5.88%, due 2/15/51	1,366	@
500	Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-5, Class A4, 5.38%, due 8/12/48	546	@
6	Morgan Stanley Bank of America Merrill Lynch Trust, Ser. 2013-C7, Class XA, 1.74%, due 2/15/46	1	µ
3,475	Morgan Stanley Bank of America Merrill Lynch Trust, Ser. 2013-C9, Class XA, 1.47%, due 5/15/46	277	µ@
146	Morgan Stanley Capital I, Ser. 2007-IQ14, Class A2, 5.61%, due 4/15/49	147
2,963	UBS-Barclays Commercial Mortgage Trust, Ser. 2012-C4, Class XA, 1.88%, due 12/10/45	333	ñµ@
4,943	UBS-Barclays Commercial Mortgage Trust, Ser. 2013-C5, Class XA, 1.15%, due 3/10/46	355	ñµ@
1,858	UBS-Barclays Commercial Mortgage Trust, Ser. 2012-C3, Class XA, 2.17%, due 8/10/49	227	ñµ@
7,445	WF-RBS Commercial Mortgage Trust, Ser. 2013-C11, Class XA, 1.51%, due 3/15/45	613	ñµ@
2,934	WF-RBS Commercial Mortgage Trust, Ser. 2012-C9, Class XA, 2.25%, due 11/15/45	362	ñµ@
3,664	WF-RBS Commercial Mortgage Trust, Ser. 2013-C14, Class XA, 0.93%, due 6/15/46	216	µ@
5,951	WF-RBS Commercial Mortgage Trust, Ser. 2013-C12, Class XA, 1.52%, due 3/15/48	537	ñµ@
		17,276

Fannie Mae (20.3%)
817	Pass-Through Certificates, 3.00%, due 1/1/43 – 7/1/43	796	Ø,@
4,105	Pass-Through Certificates, 3.50%, due 12/1/41 – 10/1/43	4,171	@
3,999	Pass-Through Certificates, 4.00%, due 2/1/41 – 9/1/43	4,196	Ø,@
4,367	Pass-Through Certificates, 4.50%, due 11/1/39 – 4/1/42	4,685	@
2,490	Pass-Through Certificates, 5.00%, due 3/1/21 – 7/1/37	2,721	@
1,705	Pass-Through Certificates, 5.50%, due 5/1/30 – 4/1/40	1,873	@
2,087	Pass-Through Certificates, 6.00%, due 11/1/15 – 11/1/38	2,317	@
53	Pass-Through Certificates, 8.50%, due 4/1/34	61
1,715	Pass-Through Certificates, 3.00%, TBA, 30 Year Maturity	1,668	Ø
7,855	Pass-Through Certificates, 3.50%, TBA, 30 Year Maturity	7,972	Ø
5,105	Pass-Through Certificates, 4.00%, TBA, 30 Year Maturity	5,348	Ø
2,925	Pass-Through Certificates, 4.50%, TBA, 30 Year Maturity	3,137	Ø
1,250	Pass-Through Certificates, 5.00%, TBA, 30 Year Maturity	1,366	Ø
		40,311

Freddie Mac (12.2%)
199	Pass-Through Certificates, 2.40%, due 2/1/37	213	µ@
297	Pass-Through Certificates, 2.50%, due 4/1/37	317	µ@
3,587	Pass-Through Certificates, 3.50%, due 7/1/42 – 8/1/43	3,639	@
4,948	Pass-Through Certificates, 4.00%, due 11/1/40 – 6/1/43	5,176	@
1,737	Pass-Through Certificates, 4.50%, due 7/1/39 – 11/1/43	1,861	Ø,@
596	Pass-Through Certificates, 5.00%, due 5/1/23 – 5/1/41	650	@
1,951	Pass-Through Certificates, 5.50%, due 5/1/35 – 11/1/38	2,134	@
53	Pass-Through Certificates, 6.00%, due 12/1/37	58
16	Pass-Through Certificates, 6.50%, due 11/1/25	18
5,415	Pass-Through Certificates, 3.50%, TBA, 30 Year Maturity	5,484	Ø
3,270	Pass-Through Certificates, 4.00%, TBA, 30 Year Maturity	3,418	Ø
1,225	Pass-Through Certificates, 4.50%, TBA, 30 Year Maturity	1,311	Ø
		24,279
	Total Mortgage-Backed Securities (Cost $82,069)	83,689

Corporate Debt Securities (29.0%)

Aerospace & Defense (0.7%)
905	L-3 Communications Corp., Guaranteed Notes, 3.95%, due 11/15/16	965	@
390	Northrop Grumman Corp., Senior Unsecured Notes, 1.75%, due 6/1/18	388	@
		1,353

Agriculture (0.3%)
585	Altria Group, Inc., Guaranteed Notes, 5.38%, due 1/31/44	602	@

Airlines (1.2%)
791	American Airlines, Inc., Equipment Trust, Ser. 2013-2, Class A, 4.95%, due 1/15/23	842	ñ@
647	American Airlines, Inc., Pass-Through Certificates, Ser. 2013-1, Class A, 4.00%, due 7/15/25	632	ñ@
430	Continental Airlines, Inc., Pass-Through Certificates, Ser. 2012-02, Class A, 4.00%, due 10/29/24	430	@
490	US Airways, Pass Through Certificates, Ser. 2013-1, Class A, 3.95%, due 11/15/25	488	@
		2,392

Banks (9.0%)
995	Bank of America Corp., Senior Unsecured Notes, 1.50%, due 10/9/15	1,005	@
715	Bank of America Corp., Senior Unsecured Notes, 2.60%, due 1/15/19	720	@
375	Bank of America Corp., Senior Unsecured Medium-Term Notes, 3.30%, due 1/11/23	360	@
365	Bank of New York Mellon Corp., Senior Unsecured Notes, 3.65%, due 2/4/24	367	Ø
890	BNP Paribas SA, Senior Unsecured Medium-Term Notes, 1.25%, due 12/12/16	890	@
690	Citigroup, Inc., Senior Unsecured Notes, 2.65%, due 3/2/15	704	@
865	Citigroup, Inc., Senior Unsecured Notes, 3.88%, due 10/25/23	854	@
445	Fifth Third Bancorp, Subordinated Notes, 4.30%, due 1/16/24	445	@
1,195	Goldman Sachs Group, Inc., Senior Unsecured Notes, 3.30%, due 5/3/15	1,231	@
730	Goldman Sachs Group, Inc., Senior Unsecured Notes, 2.90%, due 7/19/18	746	@
460	Goldman Sachs Group, Inc., Unsecured Notes, 2.63%, due 1/31/19	461
370	Goldman Sachs Group, Inc., Senior Unsecured Notes, 3.63%, due 1/22/23	362	@
540	Huntington National Bank, Senior Unsecured Notes, 1.35%, due 8/2/16	543	@
1,065	Intesa Sanpaolo SpA, Bank Guaranteed Notes, 2.38%, due 1/13/17	1,065
855	JPMorgan Chase & Co., Senior Unsecured Notes, 3.45%, due 3/1/16	898	@
400	JPMorgan Chase & Co., Senior Unsecured Notes, 2.00%, due 8/15/17	405	@
840	JPMorgan Chase & Co., Junior Subordinated Notes, Ser. R, 6.00%, due 12/31/49	808	µ@
390	KeyCorp, Senior Unsecured Medium-Term Notes, 2.30%, due 12/13/18	390	@
800	Morgan Stanley, Senior Unsecured Notes, 1.75%, due 2/25/16	812	@
990	Morgan Stanley, Senior Unsecured Notes, 2.13%, due 4/25/18	989	@
610	PNC Bank N.A., Senior Unsecured Bank Notes, 2.20%, due 1/28/19	612
475	Rabobank Netherland, Bank Guaranteed Notes, 5.75%, due 12/1/43	500	@
810	Santander UK PLC, Subordinated Notes, 5.00%, due 11/7/23	819	ñ@
1,380	Wells Fargo & Co., Senior Unsecured Notes, 1.25%, due 7/20/16	1,393	@
460	Wells Fargo & Co., Subordinated Notes, 5.38%, due 11/2/43	473	@
		17,852

Beverages (0.6%)
735	Coca-Cola Femsa SAB de CV, Guaranteed Notes, 2.38%, due 11/26/18	739	@
500	Fomento Economico Mexicano SAB de CV, Senior Unsecured Notes, 4.38%, due 5/10/43	417	@
		1,156

Computers (0.2%)
355	Hewlett-Packard Co., Senior Unsecured Notes, 4.65%, due 12/9/21	371	@

Diversified Financial Services (3.0%)
695	Air Lease Corp., Senior Unsecured Notes, 3.38%, due 1/15/19	696	@
610	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 1.70%, due 5/9/16	617	@
285	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 3.00%, due 6/12/17	296	@
390	General Electric Capital Corp., Senior Secured Notes, 1.00%, due 12/11/15	393	@
1,025	General Electric Capital Corp., Senior Unsecured Medium-Term Notes, 2.30%, due 4/27/17	1,058	@
865	General Electric Capital Corp., Junior Subordinated Notes, Ser. B, 6.25%, due 12/31/49	902	µ@
595	Hyundai Capital America, Senior Unsecured Notes, 1.88%, due 8/9/16	600	ñ@
620	Jefferies Group LLC, Senior Unsecured Notes, 5.13%, due 4/13/18	678	@
750	Jefferies Group LLC, Senior Unsecured Notes, 6.50%, due 1/20/43	779
		6,019

Electric (1.5%)
650	Dominion Resources, Inc., Senior Unsecured Notes, Ser. C, 4.05%, due 9/15/42	574	@
1,010	Electricite de France, Senior Unsecured Notes, 2.15%, due 1/22/19	1,005	ñ
1,065	Exelon Generation Co., LLC, Senior Unsecured Notes, 4.00%, due 10/1/20	1,082	@
450	Georgia Power Co., Senior Unsecured Notes, 4.30%, due 3/15/42	426	@
		3,087

Electronics (0.2%)
435	Thermo Fisher Scientific, Inc., Senior Unsecured Notes, 1.30%, due 2/1/17	435	@

Food (0.3%)
640	Kroger Co., Senior Unsecured Notes, 3.30%, due 1/15/21	643	@

Healthcare - Services (0.1%)
130	Aetna, Inc., Senior Unsecured Notes, 4.13%, due 11/15/42	120	@

Insurance (1.6%)
655	Allstate Corp., Subordinated Notes, 5.75%, due 8/15/53	664	µ@
490	Berkshire Hathaway Finance Corp., Guaranteed Notes, 4.30%, due 5/15/43	453	@
440	ING US, Inc., Senior Unsecured Notes, 5.70%, due 7/15/43	476	@
980	Prudential Financial, Inc., Junior Subordinated Notes, 5.88%, due 9/15/42	1,004	µ@
670	Prudential Financial, Inc., Junior Subordinated Notes, 5.20%, due 3/15/44	645	µ@
		3,242

Iron - Steel (0.1%)
135	Vale SA, Senior Unsecured Notes, 5.63%, due 9/11/42	120	@

Media (0.9%)
465	NBCUniversal Media LLC, Guaranteed Notes, 6.40%, due 4/30/40	556	@
345	Thomson Reuters Corp., Senior Unsecured Notes, 1.30%, due 2/23/17	344	@
455	Thomson Reuters Corp., Senior Unsecured Notes, 5.65%, due 11/23/43	478	@
445	Time Warner, Inc., Guaranteed Notes, 6.10%, due 7/15/40	502	@
		1,880

Mining (1.1%)
635	Barrick North America Finance LLC, Guaranteed Notes, 5.75%, due 5/1/43	590	@
765	Freeport-McMoRan Copper & Gold, Inc., Guaranteed Notes, 3.88%, due 3/15/23	733	@
375	Freeport-McMoRan Copper & Gold, Inc., Guaranteed Notes, 5.45%, due 3/15/43	359	@
415	Rio Tinto Finance USA PLC, Guaranteed Notes, 1.38%, due 6/17/16	419	@
		2,101

Office - Business Equipment (0.5%)
1,095	Xerox Corp., Senior Unsecured Notes, 2.75%, due 3/15/19	1,105	@

Oil & Gas (1.1%)
770	Anadarko Petroleum Corp., Senior Unsecured Notes, 5.95%, due 9/15/16	859	@
455	Devon Energy Corp., Senior Unsecured Notes, 2.25%, due 12/15/18	457	@
445	Petrobras Global Finance BV, Guaranteed Notes, 3.00%, due 1/15/19	420	@
380	Petroleos Mexicanos, Guaranteed Notes, 6.38%, due 1/23/45	381	ñ
		2,117

Pharmaceuticals (1.0%)
265	AbbVie, Inc., Senior Unsecured Notes, 4.40%, due 11/6/42	256	@
1,250	Express Scripts Holding Co., Guaranteed Notes, 2.65%, due 2/15/17	1,295	@
390	Mylan, Inc., Senior Unsecured Notes, 1.35%, due 11/29/16	391	@
		1,942

Pipelines (1.3%)
665	Energy Transfer Partners LP, Senior Unsecured Notes, 6.50%, due 2/1/42	730	@
830	Kinder Morgan Energy Partners LP, Senior Unsecured Notes, 2.65%, due 2/1/19	829	@
540	Kinder Morgan Energy Partners LP, Senior Unsecured Notes, 6.50%, due 9/1/39	608	@
510	TransCanada PipeLines Ltd., Senior Unsecured Notes, 3.75%, due 10/16/23	509	@
		2,676

Real Estate Investment Trusts (1.7%)
525	American Tower Corp., Senior Unsecured Notes, 3.40%, due 2/15/19	543	@
800	American Tower Corp., Senior Unsecured Notes, 5.00%, due 2/15/24	843
445	Corporate Office Properties LP, Guaranteed Notes, 5.25%, due 2/15/24	467	@
850	EPR Properties, Guaranteed Notes, 5.25%, due 7/15/23	859	@
375	Health Care REIT, Inc., Senior Unsecured Notes, 2.25%, due 3/15/18	377	@
355	Ventas Realty LP/Ventas Capital Corp., Guaranteed Notes, 2.00%, due 2/15/18	355	@
		3,444

Telecommunications (2.6%)
560	Orange SA, Senior Unsecured Notes, 2.75%, due 2/6/19	563
380	Orange SA, Senior Unsecured Notes, 5.50%, due 2/6/44	392
1,265	Qwest Corp., Senior Unsecured Notes, 6.75%, due 12/1/21	1,414	@
1,495	Verizon Communications, Inc., Senior Unsecured Notes, 5.15%, due 9/15/23	1,627	@
930	Verizon Communications, Inc., Senior Unsecured Notes, 6.55%, due 9/15/43	1,119	@
		5,115
	Total Corporate Debt Securities (Cost $56,744)	57,772

Asset-Backed Securities (0.4%)
15	Chase Funding Mortgage Loan Asset-Backed Certificates, Ser. 2004-1, Class 2A2, 0.62%, due 12/25/33	14	µ
110	Citigroup Mortgage Loan Trust, Inc., Ser. 2006-WFH1, Class M2, 0.53%, due 1/25/36	92	µ
393	Countrywide Asset-Backed Certificates, Ser. 2006-BC1, Class 1A, 0.36%, due 4/25/36	345	µ
9	Credit-Based Asset Servicing and Securitization, Ser. 2005-CB5, Class AV2, 0.42%, due 8/25/35	9	µ
34	Fannie Mae Whole Loan, Ser. 2003-W5, Class A, 0.38%, due 4/25/33	34	µ
42	Household Home Equity Loan Trust, Ser. 2006-1, Class A1, 0.32%, due 1/20/36	41	µ
49	Household Home Equity Loan Trust, Ser. 2006-2, Class A2, 0.34%, due 3/20/36	48	µ
139	HSI Asset Securitization Corp., Ser. 2006-WMC1, Class A2, 0.26%, due 7/25/36	61	µ
141	Option One Mortgage Loan Trust, Ser. 2006-2, Class 2A2, 0.26%, due 7/25/36	87	µ
9	Residential Asset Mortgage Products, Inc., Ser. 2003-RS2, Class AII, 0.84%, due 3/25/33	8	µ
9	Saxon Asset Securities Trust, Ser. 2004-1, Class A, 0.70%, due 3/25/35	7	µ
4	Specialty Underwriting & Residential Finance, Ser. 2003-BC1, Class A, 0.84%, due 1/25/34	3	µ
	Total Asset-Backed Securities (Cost $896)	749

Government Securities (0.4%)

Sovereign (0.4%)
520	Republic of Colombia, Senior Unsecured Notes, 5.63%, due 2/26/44	506
195	United Mexican States, Senior Unsecured Notes, 5.55%, due 1/21/45	192
	Total Government Securities (Cost $712)	698

NUMBER OF SHARES

Short-Term Investments (12.1%)
23,998,610	State Street Institutional Liquid Reserves Fund Institutional Class (Cost $23,999)	23,999	@

	Total Investments (112.5%) (Cost $221,890)	223,733	##

	Liabilities, less cash, receivables and other assets [(12.5%)]	(24,844)	¢¢

	Total Net Assets (100.0%)	$198,889

See Notes to Schedule of Investments

JANUARY 31, 2014

Schedule of Investments Neuberger Berman Floating Rate Income Fund
(Unaudited)

PRINCIPAL AMOUNT		VALUE	†
($000's omitted)		($000's omitted)	z

Bank Loan Obligationsµ (94.3%)

Aerospace & Defense (0.7%)
2,823	Silver II/Hamilton Sundstrand Corporation, Term Loan, 4.00%, due 12/13/19	2,833
1,532	Transdigm Inc., Term Loan C, 3.75%, due 2/28/20	1,542
		4,375
Air Transport (1.9%)
4,920	American Airlines Inc., Term Loan B, 3.75%, due 6/27/19	4,950
2,793	Delta Air Lines, Term Loan, 3.50%, due 4/20/17	2,808
2,652	United Air Lines, Inc., Term Loan B, 4.00%, due 4/1/19	2,676
1,248	US Airways, Term Loan B-1, 3.50%, due 5/23/19	1,253
		11,687
All Telecom (5.4%)
1,922	Arris Group, Term Loan B, 3.50%, due 4/17/20	1,918
3,940	Consolidated Communications Inc., Term Loan, 4.25%, due 12/23/20	3,978
3,564	Cricket Communications, Inc., Term Loan C, 4.75%, due 3/8/20	3,567
1,572	Integra Telecom, Term Loan B, 5.25%, due 2/22/19	1,591	¢^^
5,093	Intelsat Jackson HLDG, Term Loan B-2, 3.75%, due 6/30/19	5,130
3,610	Level 3 Financing Inc., Term Loan B-III, 4.00%, due 8/1/19	3,628
7,650	Level 3 Financing Inc., Term Loan B, 4.00%, due 1/15/20	7,696
1,561	Syniverse Technologies, Term Loan, 4.00%, due 4/23/19	1,568
4,333	Syniverse Technologies, Term Loan B, 4.00%, due 4/23/19	4,353
		33,429
Automotive (2.6%)
2,785	Allison Transmission, Term Loan B-3, 3.75%, due 8/23/19	2,791
3,835	Chrysler Automotive, Term Loan B, 3.50%, due 5/24/17	3,843
3,838	Goodyear Engineered Products, Term Loan, 5.25%, due 9/8/17	3,852
1,257	Goodyear Tire & Rubber Company, Second Lien Term Loan, 4.75%, due 4/30/19	1,268
1,809	Navistar, Inc., Term Loan B, 5.75%, due 8/17/17	1,833
2,481	TI Group Automotive, Term Loan, 5.50%, due 3/28/19	2,494
		16,081
Building & Development (2.1%)
3,072	American Builders & Co., Inc., Term Loan B, 3.50%, due 4/16/20	3,084
2,325	Capital Automotive LP, Term Loan B-1, 4.00%, due 4/10/19	2,340
1,667	Ply Gem Industries, Inc., Term Loan, due 1/22/21	1,669	¢^^
5,669	Realogy Corporation, Term Loan B, 4.50%, due 3/5/20	5,706
		12,799
Business Equipment & Services (10.1%)
5,617	Acosta Inc., Term Loan B, 4.25%, due 3/3/18	5,656
1,876	Advantage Sales & Marketing, First Lien Term Loan, 4.25%, due 12/18/17	1,886
1,286	Advantage Sales & Marketing, Second Lien Term Loan, 8.25%, due 6/17/18	1,303
5,010	BMC Software, Term Loan, 5.00%, due 9/10/20	5,002	¢^^
4,603	Brand Services, Inc., Term Loan, 4.75%, due 11/26/20	4,619
2,310	Brickman Group Holdings Inc., First Lien Term Loan B, 4.00%, due 12/20/20	2,319
932	Brickman Group Holdings Inc., Second Lien Term Loan, 7.50%, due 12/31/21	949	¢^^
1,669	Brock Holdings III, First Lien Term Loan, 6.00%, due 3/16/17	1,673
967	Brock Holdings III, Second Lien Term Loan, 10.00%, due 3/16/18	984
6,300	Ceridian Corp., Term Loan, 4.41%, due 5/9/17	6,325
3,036	Genesys, Term Loan 2, 4.50%, due 11/13/20	3,040	¢^^
1,542	Kronos, First Lien Term Loan, 4.50%, due 10/30/19	1,556
1,575	Kronos, Second Lien Term Loan, 9.75%, due 4/30/20	1,638	Ñ
2,094	Minimax Viking, Term Loan B1, 4.50%, due 8/14/20	2,107
2,909	Mitchell International, Inc., Term Loan B, 4.50%, due 10/12/20	2,936	¢^^
1,755	Mitchell International, Inc., Second Lien Term Loan, 8.50%, due 10/11/21	1,789	¢^^
2,959	Monitronics, Term Loan B, 4.25%, due 3/23/18	2,976
2,038	Protection One, Term Loan B, 4.25%, due 3/21/19	2,038
1,634	Quintiles Transnational, Term Loan B-3, 3.75%, due 6/8/18	1,638
4,391	Servicemaster Company, Term Loan C, 4.25%, due 1/31/17	4,379	¢^^
3,921	SunGard Data Systems, Term Loan E, 4.00%, due 3/8/20	3,939
1,897	SymphonyIRI Group, Inc., Term Loan, 4.75%, due 9/30/20	1,915
1,776	West Corporation, Term Loan B10, 3.25%, due 6/30/18	1,779
		62,446
Cable & Satellite Television (0.6%)
1,237	Charter Communications Operating LLC, Term Loan F, 3.00%, due 1/3/21	1,230
2,245	UPC Financing Partnership, Term Loan AF, 4.00%, due 1/31/21	2,256
		3,486
Chemicals & Plastics (3.0%)
985	Dupont Performance Coatings, First Lien Term Loan, due 2/1/20	992	¢^^
2,094	Dupont Performance Coatings, Term Loan B, 4.75%, due 2/1/20	2,111
1,725	Huntsman International LLC, Term Loan B, due 10/15/20	1,728	¢^^
2,823	Ineos Holdings, First Lien Term Loan, 4.00%, due 5/4/18	2,834
3,691	MacDermid Inc., First Lien Term Loan B, 4.00%, due 6/7/20	3,716
1,870	OXEA FIN/CY SCA, First Lien Term Loan B-2, 4.25%, due 1/15/20	1,881
3,471	PQ Corporation, Term Loan, 4.50%, due 8/7/17	3,498
1,589	Taminco Global Chemical, Term Loan B-2, 4.25%, due 2/15/19	1,594
		18,354
Conglomerates (2.0%)
2,711	Crosby Worldwide, First Lien Term Loan, 4.00%, due 11/23/20	2,721
1,240	Crosby Worldwide, Second Lien Term Loan, 7.00%, due 11/22/21	1,256
3,065	Filtration Group, First Lien Term Loan, 4.50%, due 11/20/20	3,096	¢^^
1,538	Filtration Group, Second Lien Term Loan, 8.25%, due 11/22/21	1,576
1,585	Southwire, Term Loan B, due 2/5/21	1,587	¢^^
679	Spectrum Brands, Inc., Term Loan C, 3.50%, due 9/4/19	681
1,570	VAT Holding, Term Loan B, due 1/29/21	1,573	¢^^
		12,490
Containers & Glass Products (3.1%)
855	Ardagh Packaging, Term Loan B, due 12/17/19	857	Ñ¢^^
1,525	Ardagh Packaging, Term Loan, 4.25%, due 12/17/19	1,530
1,294	Berlin Packaging, First Lien Term Loan, 4.75%, due 4/2/19	1,310	Ñ
1,534	Berlin Packaging, Second Lien Term Loan, 8.75%, due 4/2/20	1,568	Ñ
3,997	Berry Plastics, Term Loan D, 3.50%, due 2/8/20	3,981
595	Berry Plastics, First Lien Term Loan C, 3.75%, due 1/6/21	594
7,264	Reynolds Group, Term Loan, 4.00%, due 12/1/18	7,341
1,764	Sealed Air Corporation, Term Loan, 3.00%, due 10/3/18	1,775
		18,956
Drugs (1.3%)
2,991	Par Pharmaceutical Companies, Inc., Term Loan B-1, 4.25%, due 9/30/19	2,997
3,257	Valeant Pharmaceuticals, Term Loan B, 3.75%, due 2/13/19	3,280
1,950	Valeant Pharmaceuticals, Term Loan B, 4.50%, due 8/5/20	1,969
		8,246

Ecological Services & Equipment (0.4%)
2,360	ADS Waste Holdings, Inc., Term Loan B, 4.25%, due 10/9/19	2,367

Electronics - Electrical (3.9%)
5,209	Datatel-Sophia LP, Term Loan B, 4.50%, due 7/19/18	5,261
2,027	Epicor Software Corp., Term Loan B, 4.00%, due 5/16/18	2,037	¢^^
3,153	Freescale Semiconductor, Term Loan B-4, 5.00%, due 3/1/20	3,177
120	Freescale Semiconductor, Term Loan B5, 5.00%, due 1/15/21	121
6,047	Go Daddy, Term Loan B-3, 4.00%, due 12/17/18	6,073
1,771	NXP Funding, Term Loan D, 3.25%, due 1/11/20	1,771
2,000	Open Text, Term Loan B, 3.25%, due 12/18/20	2,005
1,356	SkillSoft, Term Loan, 5.00%, due 5/26/17	1,364
2,516	Verint Systems Inc., Term Loan, 4.00%, due 9/6/19	2,522
		24,331
Equipment Leasing (1.5%)
1,942	AWAS Fin Lux 2012 SA, Term Loan, 3.50%, due 6/10/16	1,948
1,513	AWAS Fin Lux 2012 SA, Term Loan, 3.50%, due 7/16/18	1,518
5,561	International Lease Finance Co., Term Loan, 3.50%, due 6/30/17	5,563
		9,029
Farming - Agriculture (0.2%)
1,400	Darling International Inc., Term Loan B, 3.25%, due 1/6/21	1,405

Financial Intermediaries (9.5%)
1,668	American Capital, Term Loan B, 4.00%, due 8/22/16	1,676
4,699	CITCO, Term Loan, 4.25%, due 6/29/18	4,713
105	First Data Corporation, Term Loan, due 3/24/17	105	¢^^
4,364	First Data Corporation, Term Loan, 4.16%, due 3/24/17	4,362
2,520	First Data Corporation, Term Loan, 4.16%, due 3/23/18	2,518
6,161	First Data Corporation, Term Loan B, 4.16%, due 9/24/18	6,156
1,775	Grosvenor Capital Management Holdings, LLLP, Term Loan, 3.75%, due 1/4/21	1,772
1,830	Guggenheim Partners, Term Loan, 4.25%, due 7/22/20	1,850
3,497	Home Loan Servicing Solutions, Term Loan, 4.50%, due 6/26/20	3,554	Ñ
3,109	Mondrian Investment, Term Loan B-1, 4.00%, due 3/9/20	3,113
2,952	MoneyGram International, Term Loan, 4.25%, due 3/27/20	2,977
3,593	Nuveen Inv., First Lien Term Loan B, 4.16%, due 5/13/17	3,584
2,085	Nuveen Inv., Second Lien Term Loan B, 6.50%, due 2/28/19	2,070
5,255	Ocwen Financial, Term Loan, 5.00%, due 2/15/18	5,299
4,175	SAM Finance, Term Loan, 4.25%, due 12/17/20	4,189
2,820	Springleaf, Term Loan, 4.75%, due 9/30/19	2,852
2,831	TCW Group, Term Loan, 4.00%, due 2/6/20	2,853
5,511	Walter Investment Mgmt., Term Loan B, 4.75%, due 12/18/20	5,548
		59,191
Food & Drug Retailers (1.3%)
4,531	Rite Aid Corp., Term Loan 6, 4.00%, due 2/21/20	4,555
3,240	Rite Aid Corp., Term Loan 2, 4.88%, due 6/21/21	3,292
		7,847
Food Products (2.9%)
4,218	Del Monte Corp., Term Loan, 4.00%, due 3/8/18	4,233
3,070	Del Monte Foods, First Lien Term Loan, due 11/26/20	3,081	¢^^
755	Del Monte Foods, Second Lien Term Loan, due 7/31/21	763	¢^^
5,040	HJ Heinz Company, Term Loan B-2, 3.50%, due 6/5/20	5,087
3,249	Pinnacle Foods Finance LLC, Term Loan G, 3.25%, due 4/29/20	3,253
1,397	Pinnacle Foods Finance LLC, Term Loan H, 3.25%, due 4/29/20	1,398
		17,815
Food Service (2.1%)
6,150	Aramark Corporation, Term Loan D, 4.00%, due 9/9/19	6,187
6,648	US Foodservice Inc., Term Loan, 4.50%, due 3/31/19	6,706
		12,893
Health Care (6.1%)
6,072	Biomet, Inc., Term Loan B-2, 3.66%, due 7/25/17	6,107
2,035	CHS/Community Health, Term Loan D, due 1/27/21	2,056	¢^^
2,041	DaVita, Inc., Term Loan B-2, 4.00%, due 11/1/19	2,054
3,049	dj Orthopedics LLC, Term Loan B, 4.75%, due 9/15/17	3,070
2,505	EMS-Emergency Medical Services, Term Loan, 4.00%, due 5/25/18	2,518
2,607	IASIS Healthcare Corporation, Term Loan B-2, 4.50%, due 5/3/18	2,625
3,494	Immucor, Term Loan B-2, 5.00%, due 8/19/18	3,519
1,470	IMS Health Incorporated, Term Loan B-1, 3.75%, due 9/1/17	1,480
2,662	Kindred Healthcare, Term Loan B-1, 4.25%, due 6/1/18	2,655
950	National Mentor, Inc., Term Loan B, due 1/31/21	956	¢^^
2,452	Pharmaceutical Product Development, Inc., Term Loan, 4.00%, due 12/5/18	2,463	¢^^
391	Sheridan Healthcare, First Lien Term Loan DD, due 6/29/18	390	¢^^
2,527	Sheridan Healthcare, First Lien Term Loan, 4.50%, due 6/29/18	2,543
707	Sheridan Healthcare, Second Lien Term Loan, 8.25%, due 12/20/21	722	¢^^
2,447	United Surgical Partners International, Inc., Term Loan B, 4.75%, due 4/3/19	2,460
1,980	VWR International, Inc., Term Loan B-1, 4.00%, due 4/3/17	1,985
		37,603
Home Furnishings (0.7%)
4,461	AOT Bedding Super Holdings, LLC, Term Loan B, 4.25%, due 10/1/19	4,497	¢^^

Industrial Equipment (1.4%)
1,612	Generac Power Systems Inc., Term Loan B, 3.50%, due 5/31/20	1,614
3,045	Husky Injection Molding, Term Loan, 4.25%, due 7/2/18	3,062
4,279	Rexnord Corp., Term Loan B, 4.00%, due 8/21/20	4,298
		8,974
Insurance (0.9%)
3,980	Sedgwick Holdings Inc., First Lien Term Loan B, 4.25%, due 6/12/18	4,007
1,570	Sedgwick Holdings Inc., Second Lien Term Loan B, 8.00%, due 12/12/18	1,596
		5,603
Leisure Goods - Activities - Movies (4.1%)
5,387	Activision Blizzard Inc., Term Loan, 3.25%, due 10/12/20	5,422
2,210	Bombardier Recreational Products Inc., Term Loan B, 4.00%, due 1/30/19	2,221
4,567	Emerald Expositions Holdings, Term Loan, 5.50%, due 6/17/20	4,596
2,055	Live Nation Entertainment, Inc., Term Loan B-1, 3.50%, due 8/17/20	2,064
5,540	Scientific Games Corp., Term Loan, 4.25%, due 10/18/20	5,563
5,387	Warner Music Group, Term Loan B, 3.75%, due 7/1/20	5,400
		25,266
Lodging & Casinos (6.8%)
1,515	Bally Technologies, Term Loan B, due 11/25/20	1,526	¢^^
2,055	Boyd Gaming Corporation, Term Loan B, 4.00%, due 8/14/20	2,061
1,119	Cannery Casinos, First Lien Term Loan, 6.00%, due 10/2/18	1,121	¢^^
1,686	Cannery Casinos, Second Lien Term Loan, 10.00%, due 10/2/19	1,536
3,055	Centaur Acquisition, LLC, First Lien Term Loan, 5.25%, due 2/20/19	3,083	¢^^
1,980	Centaur Acquisition, LLC, Second Lien Term Loan, 8.75%, due 2/20/20	2,022
4,075	CityCenter, Term Loan B, 5.00%, due 10/16/20	4,121
1,436	Four Seasons Holdings Inc., First Lien Term Loan, 3.50%, due 6/27/20	1,443
640	Four Seasons Holdings Inc., Second Lien Term Loan, 6.25%, due 12/27/20	654	Ñ
5,187	Hilton Worldwide, Term Loan, 3.75%, due 10/26/20	5,217
4,670	Mohegan Tribal Gaming, Term Loan B, 5.50%, due 11/19/19	4,744	¢^^
2,114	Peninsula Gaming, Term Loan B, 4.25%, due 11/20/17	2,125
2,419	Pinnacle Entertainment, Term Loan B-2, 3.75%, due 8/13/20	2,430
2,751	SHINGLE SPRINGS, Term Loan, 6.25%, due 8/29/19	2,799	Ñ
7,252	Station Casinos, Term Loan B, 5.00%, due 3/2/20	7,321
		42,203
Nonferrous Metals - Minerals (2.3%)
3,057	Alpha Natural Resources, Term Loan B, 3.50%, due 5/22/20	2,979	¢^^
4,423	Arch Coal, Term Loan, 6.25%, due 5/16/18	4,376
2,321	FMG Resources, Term Loan, 4.25%, due 6/30/19	2,345
4,871	Peabody Energy Corp., Term Loan, 4.25%, due 9/24/20	4,897
		14,597
Oil & Gas (1.7%)
3,674	EXCO Resources Inc., Term Loan, 5.00%, due 8/19/19	3,624	Ñ
1,840	Fieldwood Energy, Term Loan, 3.88%, due 9/28/18	1,851
3,700	NFR Energy, Second Lien Term Loan, 8.75%, due 12/31/18	3,746
1,531	Samson Investment Company, Second Lien Term Loan, 5.00%, due 9/25/18	1,544
		10,765
Publishing (2.0%)
4,252	EMI Publishing, Term Loan B, 4.25%, due 6/29/18	4,268
3,954	Springer Science + Business Media S.A., Term Loan B2, 5.00%, due 8/14/20	3,975
4,380	Tribune Company, Term Loan, 4.00%, due 12/27/20	4,368
		12,611
Radio & Television (5.9%)
1,605	Clear Channel, Term Loan B, due 1/29/16	1,564	¢^^
8,300	Clear Channel, Term Loan D, 6.91%, due 1/30/19	8,049	¢^^
3,493	Cumulus Media, Term Loan, 4.25%, due 12/23/20	3,526	¢^^
3,651	Formula One, Term Loan B, 4.50%, due 4/30/19	3,692
4,184	Nine Entertainment, Term Loan B, 3.25%, due 2/5/20	4,165
6,402	Univision Communications Inc., Term Loan, 4.00%, due 3/1/20	6,425
6,693	Univision Communications Inc., First Lien Term Loan, 4.00%, due 3/1/20	6,729	¢^^
2,215	Weather Channel (TWCC), Second Lien Term Loan, 7.00%, due 6/26/20	2,232
		36,382
Retailers (except food & drug) (3.8%)
4,604	99¢ Only Stores, Term Loan B-2, 4.50%, due 1/14/19	4,641	¢^^
3,246	David's Bridal, Term Loan, 5.00%, due 10/11/19	3,263	¢^^
3,080	Hudson's Bay Company, First Lien Term Loan, 4.75%, due 11/4/20	3,122
2,992	Leslie's Poolmart, Term Loan B, 4.25%, due 10/16/19	3,011
4,759	Michaels Stores Inc., Term Loan B, 3.75%, due 1/28/20	4,778
4,645	Sears Holding Corp., Term Loan, 5.50%, due 6/30/18	4,650	¢^^
		23,465
Steel (0.5%)
2,364	McJunkin Red Man Corporation, Term Loan, 5.00%, due 11/8/19	2,392	¢^^
990	TMS International, Term Loan B, 4.50%, due 10/16/20	1,002
		3,394
Utilities (3.5%)
4,028	Calpine Construction, Term Loan B-1, 3.00%, due 5/3/20	4,020
4,230	Calpine Corp., Term Loan, 4.00%, due 10/31/20	4,272
2,632	Dynegy Holdings Inc., Term Loan B-2, 4.00%, due 4/23/20	2,644
2,010	Equipower Resources, First Lien Term Loan B, 4.25%, due 12/21/18	2,018
2,612	Equipower Resources, First Lien Term Loan C, 4.25%, due 12/31/19	2,623
3,177	Essential Power, Term Loan, 4.25%, due 8/8/19	3,129	Ñ
3,055	La Frontera Generation, Term Loan, 4.50%, due 9/30/20	3,083
		21,789
	Total Bank Loan Obligations (Cost $580,125)	584,376
Corporate Debt Securities (3.6%)

Airlines (0.1%)
510	Continental Airlines, Inc., Senior Secured Notes, 6.75%, due 9/15/15	524	ñ@
Chemicals (0.8%)
3,215	Hexion US Finance Corp., Senior Secured Notes, 6.63%, due 4/15/20	3,336	@
1,815	Momentive Performance Materials, Inc., Senior Secured Notes, 8.88%, due 10/15/20	1,937	@
		5,273
Consumer - Commercial Lease Financing (0.3%)
1,065	CIT Group, Inc., Senior Unsecured Notes, Ser. C, 5.25%, due 4/1/14	1,072	ñ@
680	CIT Group, Inc., Senior Unsecured Notes, 6.63%, due 4/1/18	762	ñ@
		1,834
Department Stores (0.1%)
815	Sears Holdings Corp., Secured Notes, 6.63%, due 10/15/18	734	@

Electric - Generation (0.1%)
585	Calpine Corp., Senior Secured Notes, 6.00%, due 1/15/22	605	ñ
Electronics (0.1%)
685	Ceridian Corp., Senior Secured Notes, 8.88%, due 7/15/19	778	ñ@
Health Facilities (0.2%)
1,475	CHS/Community Health Systems, Inc., Senior Secured Notes, 5.13%, due 8/15/18	1,558	@
Media - Broadcast (0.2%)
995	Univision Communications, Inc., Senior Secured Notes, 6.88%, due 5/15/19	1,067	ñ@

Packaging (0.7%)
3,991	Reynolds Group Issuer, Inc., Senior Secured Notes, 5.75%, due 10/15/20	4,081	@

Software - Services (0.4%)
1,490	First Data Corp., Senior Secured Notes, 7.38%, due 6/15/19	1,591	ñ@
840	First Data Corp., Senior Secured Notes, 6.75%, due 11/1/20	884	ñ@
		2,475
Support - Services (0.6%)
3,545	APX Group, Inc., Senior Secured Notes, 6.38%, due 12/1/19	3,563
	Total Corporate Debt Securities (Cost $21,661)	22,492

NUMBER OF SHARES

Short-Term Investments (6.7%)
34	State Street Institutional Government Money Market Fund Institutional Class	0
41,663,718	State Street Institutional Liquid Reserves Fund Institutional Class	41,664	@
	Total Short-Term Investments (Cost $41,664)	41,664

	Total Investments (104.6%) (Cost $643,450)	648,532	##

	Liabilities, less cash, receivables and other assets [(4.6%)]	(28,427)

	Total Net Assets (100.0%)	$620,105

JANUARY 31, 2014

Schedule of Investments Neuberger Berman High Income Bond Fund
(Unaudited)

PRINCIPAL AMOUNT			VALUE†
($000's omitted)			($000's omitted)	z

Bank Loan Obligationsµ (5.2%)

All Telecom (0.3%)
	6,158	Integra Telecom, Term Loan B, 5.25%, due 2/22/19	6,230
	4,810	Level 3 Financing Inc., Term Loan B, 4.00%, due 1/15/20	4,839
			11,069

Automotive (0.2%)
	5,261	Navistar, Inc., Term Loan B, 5.75%, due 8/17/17	5,330

Building & Development (0.3%)
	10,362	Realogy Corporation, Term Loan B, 4.50%, due 3/5/20	10,429

Chemicals & Plastics (0.2%)
	5,533	Dupont Performance Coatings, Term Loan B, 4.75%, due 2/1/20	5,579

Containers & Glass Products (0.2%)
	5,022	Berry Plastics, Term Loan D, 3.50%, due 2/8/20	5,001

Electronics - Electrical (0.2%)
	4,735	Datatel-Sophia LP, Term Loan B, 4.50%, due 7/19/18	4,782

Financial Intermediaries (0.2%)
	6,636	First Data Corporation, Term Loan, 4.16%, due 3/24/17	6,633

Health Care (0.6%)
	5,605	CHS/Community Health, Term Loan D , due 1/27/21	5,663	¢^^
	12,995	United Surgical Partners International, Inc., Term Loan B, 4.75%, due 4/3/19	13,064
			18,727

Lodging & Casinos (1.5%)
	15,552	Graton Casino, Term Loan, 9.00%, due 8/22/18	16,356
	19,053	Hilton Worldwide, Term Loan, 3.75%, due 10/26/20	19,163
	13,750	Mohegan Tribal Gaming, Term Loan B, 5.50%, due 11/19/19	13,968
			49,487

Nonferrous Metals - Minerals (0.6%)
	8,279	Arch Coal, Term Loan, 6.25%, due 5/16/18	8,192
	12,794	Peabody Energy Corp., Term Loan, 4.25%, due 9/24/20	12,864
			21,056

Oil & Gas (0.2%)
	6,489	Chesapeake Energy, Term Loan B, 5.75%, due 12/2/17	6,634

Radio & Television (0.7%)
	7,126	Clear Channel, Term Loan B, 3.91%, due 1/29/16	6,941	¢^^
	4,791	Clear Channel, Term Loan D, 6.91%, due 1/30/19	4,646
	6,429	Clear Channel, Term Loan E, 7.66%, due 7/30/19	6,401	¢^^
	5,831	Univision Communications Inc., Term Loan, 4.00%, due 3/1/20	5,852
			23,840
		Total Bank Loan Obligations (Cost $164,572)	168,567

Corporate Debt Securities (90.1%)

Airlines (0.5%)
	5,754	American Airlines, Inc., Equipment Trust, Ser. 2013-2, Class A, 4.95%, due 1/15/23	6,129	ñ
	7,865	Continental Airlines, Inc., Senior Secured Notes, 6.75%, due 9/15/15	8,081	ñ
	2,542	United Airlines, Inc., Pass-Through Certificates, Ser. 2009-2, Class A, 9.75%, due 1/15/17	2,923
			17,133

Auto Loans (0.7%)
	2,640	General Motors Financial Co., Inc., Guaranteed Notes, 2.75%, due 5/15/16	2,640	ñ
	16,705	General Motors Financial Co., Inc., Guaranteed Notes, 4.75%, due 8/15/17	16,744	ñ
	3,985	General Motors Financial Co., Inc., Guaranteed Notes, 3.25%, due 5/15/18	3,985	ñ
			23,369

Automakers (0.9%)
	8,830	Chrysler Group LLC/CG Co-Issuer, Inc., Secured Notes, 8.00%, due 6/15/19	9,614
	2,670	Ford Motor Co., Senior Unsecured Notes, 8.90%, due 1/15/32	3,547
	4,714	Ford Motor Co., Senior Unsecured Notes, 9.98%, due 2/15/47	6,712
	9,910	Navistar Int'l Corp., Guaranteed Notes, 8.25%, due 11/1/21	10,207
			30,080

Building & Construction (1.5%)
	4,565	D.R. Horton, Inc., Guaranteed Notes, 4.38%, due 9/15/22	4,314
	11,665	D.R. Horton, Inc., Guaranteed Notes, 5.75%, due 8/15/23	12,015
	6,165	Lennar Corp., Guaranteed Notes, 4.75%, due 12/15/17	6,442
	10,750	Lennar Corp., Guaranteed Notes, 4.75%, due 11/15/22	10,105
	4,430	Ryland Group, Inc., Guaranteed Notes, 5.38%, due 10/1/22	4,253
	3,065	Standard Pacific Corp., Guaranteed Notes, 8.38%, due 1/15/21	3,590
	8,215	Taylor Morrison Communities, Inc./Monarch Communities, Inc., Guaranteed Notes, 5.25%, due 4/15/21	7,989	ñ
			48,708

Building Materials (1.0%)
	17,520	USG Corp., Senior Unsecured Notes, 9.75%, due 1/15/18	20,849	@
	12,490	USG Corp., Guaranteed Notes, 8.38%, due 10/15/18	13,489	ñ
			34,338

Chemicals (2.0%)
	5,645	Huntsman Int'l LLC, Guaranteed Notes, 8.63%, due 3/15/20	6,216
	4,065	Huntsman Int'l LLC, Guaranteed Notes, 4.88%, due 11/15/20	4,004
	11,235	Huntsman Int'l LLC, Guaranteed Notes, 8.63%, due 3/15/21	12,667
	3,895	INEOS Finance PLC, Senior Secured Notes, 8.38%, due 2/15/19	4,294	ñ
	5,210	Momentive Performance Materials, Inc., Senior Secured Notes, 8.88%, due 10/15/20	5,562
	5,463	Momentive Performance Materials, Inc., Secured Notes, 9.00%, due 1/15/21	4,958
	19,985	PQ Corp., Secured Notes, 8.75%, due 5/1/18	21,784	ñ
	4,525	US Coatings Acquisition, Inc., Guaranteed Notes, 7.38%, due 5/1/21	4,876	ñ
			64,361

Computer Hardware (0.3%)
	10,100	Seagate HDD Cayman, Guaranteed Notes, 7.00%, due 11/1/21	11,173

Consumer - Commercial Lease Financing (6.0%)
	7,000	Ally Financial, Inc., Guaranteed Notes, 3.50%, due 7/18/16	7,192
	18,365	Ally Financial, Inc., Guaranteed Notes, 2.75%, due 1/30/17	18,434
	12,080	Ally Financial, Inc., Guaranteed Notes, 6.25%, due 12/1/17	13,409	@
	20,640	Ally Financial, Inc., Guaranteed Notes, 8.00%, due 3/15/20	24,613
	13,665	CIT Group, Inc., Senior Unsecured Notes, 4.25%, due 8/15/17	14,177
	2,150	CIT Group, Inc., Senior Unsecured Notes, 5.25%, due 3/15/18	2,290
	14,185	CIT Group, Inc., Senior Unsecured Notes, 6.63%, due 4/1/18	15,887	ñ
	6,055	CIT Group, Inc., Senior Unsecured Notes, 5.38%, due 5/15/20	6,411
	5,980	Int'l Lease Finance Corp., Senior Unsecured Notes, 8.63%, due 9/15/15	6,608
	9,465	Int'l Lease Finance Corp., Senior Unsecured Notes, 8.75%, due 3/15/17	11,027
	11,325	Int'l Lease Finance Corp., Senior Unsecured Notes, 8.88%, due 9/1/17	13,433
	4,910	Int'l Lease Finance Corp., Senior Unsecured Notes, 3.88%, due 4/15/18	4,923
	10,525	Int'l Lease Finance Corp., Senior Unsecured Notes, 6.25%, due 5/15/19	11,420
	8,260	Int'l Lease Finance Corp., Senior Unsecured Notes, 8.63%, due 1/15/22	9,809
	10,345	SLM Corp., Senior Unsecured Medium-Term Notes, 5.50%, due 1/15/19	10,584
	26,980	SLM Corp., Senior Unsecured Medium-Term Notes, 4.88%, due 6/17/19	26,726
			196,943

Consumer - Products (0.1%)
	3,640	Alphabet Holding Co., Inc., Senior Unsecured Notes, 7.75%, due 11/1/17	3,749	ñc

Department Stores (1.1%)
	39,121	Sears Holdings Corp., Secured Notes, 6.63%, due 10/15/18	35,258

Electric - Generation (3.4%)
	12,208	Calpine Corp., Senior Secured Notes, 7.88%, due 7/31/20	13,368	ñ
	2,690	Calpine Corp., Senior Secured Notes, 7.50%, due 2/15/21	2,939	ñ
	3,105	Calpine Corp., Senior Secured Notes, 6.00%, due 1/15/22	3,213	ñ
	6,910	NRG Energy, Inc., Guaranteed Notes, 7.63%, due 1/15/18	7,774
	15,845	NRG Energy, Inc., Guaranteed Notes, 7.63%, due 5/15/19	16,677
	18,776	NRG Energy, Inc., Guaranteed Notes, 8.25%, due 9/1/20	20,513
	26,625	NRG Energy, Inc., Guaranteed Notes, 7.88%, due 5/15/21	29,088
	13,350	NRG Energy, Inc., Guaranteed Notes, 6.25%, due 7/15/22	13,383	ñ
	2,615	NRG Energy, Inc., Guaranteed Notes, 6.63%, due 3/15/23	2,670
			109,625

Electric - Integrated (0.1%)
	4,045	IPALCO Enterprises, Inc., Senior Secured Notes, 5.00%, due 5/1/18	4,268

Electronics (1.5%)
	10,175	Amkor Technology, Inc., Senior Unsecured Notes, 6.38%, due 10/1/22	10,404
	6,850	Ceridian Corp., Guaranteed Notes, 11.25%, due 11/15/15	6,884
	5,324	Ceridian Corp., Guaranteed Notes, 12.25%, due 11/15/15	5,350	c
	6,270	Ceridian Corp., Senior Secured Notes, 8.88%, due 7/15/19	7,124	ñ
	5,765	Flextronics Int'l Ltd., Guaranteed Notes, 5.00%, due 2/15/23	5,592
	7,390	Freescale Semiconductor, Inc., Guaranteed Notes, 8.05%, due 2/1/20	8,037
	5,600	Freescale Semiconductor, Inc., Senior Secured Notes, 6.00%, due 1/15/22	5,824	ñ
			49,215

Energy - Exploration & Production (9.1%)
	4,210	Antero Resources Finance Corp., Guaranteed Notes, 5.38%, due 11/1/21	4,242	ñ
	12,580	Chesapeake Energy Corp., Guaranteed Notes, 6.50%, due 8/15/17	14,121
	10,780	Chesapeake Energy Corp., Guaranteed Notes, 6.63%, due 8/15/20	12,020
	1,950	Chesapeake Energy Corp., Guaranteed Notes, 6.13%, due 2/15/21	2,101
	5,330	Cimarex Energy Co., Guaranteed Notes, 5.88%, due 5/1/22	5,676
	5,375	Concho Resources, Inc., Guaranteed Notes, 5.50%, due 4/1/23	5,429
	8,880	Denbury Resources, Inc., Guaranteed Notes, 8.25%, due 2/15/20	9,724
	35,076	EP Energy LLC/EP Energy Finance, Inc., Senior Unsecured Notes, 9.38%, due 5/1/20	40,337
	26,972	EXCO Resources, Inc., Guaranteed Notes, 7.50%, due 9/15/18	26,635
	37,795	Linn Energy LLC, Guaranteed Notes, 7.00%, due 11/1/19	38,362	ñ
	13,160	Linn Energy LLC, Guaranteed Notes, 8.63%, due 4/15/20	14,213
	19,061	Linn Energy LLC, Guaranteed Notes, 7.75%, due 2/1/21	20,205
	29,503	Newfield Exploration Co., Senior Unsecured Notes, 5.75%, due 1/30/22	30,462
	10,010	Newfield Exploration Co., Senior Unsecured Notes, 5.63%, due 7/1/24	10,010
	4,945	Range Resources Corp., Guaranteed Notes, 5.75%, due 6/1/21	5,242
	2,458	Range Resources Corp., Guaranteed Notes, 5.00%, due 8/15/22	2,436
	10,990	Rosetta Resources, Inc., Guaranteed Notes, 5.63%, due 5/1/21	10,962
	8,860	Rosetta Resources, Inc., Guaranteed Notes, 5.88%, due 6/1/22	8,793
	2,225	SandRidge Energy, Inc., Guaranteed Notes, 7.50%, due 3/15/21	2,308
	13,580	SandRidge Energy, Inc., Guaranteed Notes, 8.13%, due 10/15/22	14,208
	12,205	SandRidge Energy, Inc., Guaranteed Notes, 7.50%, due 2/15/23	12,434
	7,275	Whiting Petroleum Corp., Guaranteed Notes, 5.00%, due 3/15/19	7,475
			297,395

Food & Drug Retailers (0.6%)
	6,195	Rite Aid Corp., Guaranteed Notes, 9.25%, due 3/15/20	7,070
	11,624	Rite Aid Corp., Senior Secured Notes, 8.00%, due 8/15/20	13,048
			20,118

Gaming (4.6%)
	6,143	Ameristar Casinos, Inc., Guaranteed Notes, 7.50%, due 4/15/21	6,657
	2,580	GLP Capital L.P./GLP Financing II, Inc., Guaranteed Notes, 4.38%, due 11/1/18	2,645	ñ
	10,955	GLP Capital L.P./GLP Financing II, Inc., Guaranteed Notes, 4.88%, due 11/1/20	11,092	ñ
	5,255	GLP Capital L.P./GLP Financing II, Inc., Guaranteed Notes, 5.38%, due 11/1/23	5,202	ñ
	11,540	Graton Economic Development Authority, Senior Secured Notes, 9.63%, due 9/1/19	13,271	ñ
	1,705	Isle of Capri Casinos, Inc., Guaranteed Notes, 5.88%, due 3/15/21	1,735
	3,410	MGM Resorts Int'l, Guaranteed Notes, 7.63%, due 1/15/17	3,870
	3,955	MGM Resorts Int'l, Guaranteed Notes, 8.63%, due 2/1/19	4,657
	4,750	MGM Resorts Int'l, Guaranteed Notes, 7.75%, due 3/15/22	5,344
	6,390	Mohegan Tribal Gaming Authority, Guaranteed Notes, 11.00%, due 9/15/18	6,430	ñc
	18,660	Mohegan Tribal Gaming Authority, Senior Unsecured Notes, 9.75%, due 9/1/21	20,386	ñ
	7,680	MTR Gaming Group, Inc., Secured Notes, 11.50%, due 8/1/19	8,640	c
	12,055	Peninsula Gaming LLC, Guaranteed Notes, 8.38%, due 2/15/18	13,019	ñ
	10,465	Pinnacle Entertainment, Inc., Guaranteed Notes, 7.75%, due 4/1/22	11,355
	5,635	PNK Finance Corp., Guaranteed Notes, 6.38%, due 8/1/21	5,776	ñ
	19,710	Station Casinos LLC, Guaranteed Notes, 7.50%, due 3/1/21	20,991
	8,987	Wynn Las Vegas LLC, Unsecured Notes, 7.75%, due 8/15/20	9,998
			151,068

Gas Distribution (3.2%)
	3,475	Access Midstream Partners L.P., Guaranteed Notes, 5.88%, due 4/15/21	3,684
	7,040	Access Midstream Partners L.P., Guaranteed Notes, 6.13%, due 7/15/22	7,498
	4,075	Access Midstream Partners L.P., Guaranteed Notes, 4.88%, due 5/15/23	3,993
	13,885	AmeriGas Finance LLC, Guaranteed Notes, 6.75%, due 5/20/20	15,169
	17,491	AmeriGas Finance LLC, Guaranteed Notes, 7.00%, due 5/20/22	19,021
	4,430	El Paso Corp., Senior Secured Global Medium-Term Notes, 7.80%, due 8/1/31	4,599
	7,760	Energy Transfer Equity L.P., Senior Secured Notes, 7.50%, due 10/15/20	8,740
	11,375	Ferrellgas L.P./Ferrellgas Finance Corp., Senior Unsecured Notes, 6.75%, due 1/15/22	11,716	ñ
	12,890	Regency Energy Partners L.P./Regency Energy Finance Corp., Guaranteed Notes, 6.88%, due 12/1/18	13,792
	2,440	Regency Energy Partners L.P./Regency Energy Finance Corp., Guaranteed Notes, 5.50%, due 4/15/23	2,379
	3,960	Regency Energy Partners L.P./Regency Energy Finance Corp., Guaranteed Notes, 4.50%, due 11/1/23	3,609
	6,201	Suburban Propane Partners L.P./Suburban Energy Finance Corp., Senior Unsecured Notes, 7.50%, due 10/1/18	6,620
	4,397	Suburban Propane Partners L.P./Suburban Energy Finance Corp., Senior Unsecured Notes, 7.38%, due 8/1/21	4,804
			105,624

Health Facilities (5.7%)
	4,670	CHS/Community Health Systems, Inc., Senior Secured Notes, 5.13%, due 8/15/18	4,933
	5,220	CHS/Community Health Systems, Inc., Guaranteed Notes, 8.00%, due 11/15/19	5,729
	8,400	Columbia/HCA Corp., Senior Unsecured Notes, 7.69%, due 6/15/25	8,883
	1,370	Columbia/HCA Corp., Senior Unsecured Notes, 7.05%, due 12/1/27	1,329
	4,910	DaVita HealthCare Partners, Inc., Guaranteed Notes, 5.75%, due 8/15/22	5,027
	4,720	FWCT - 2 Escrow Corp., Senior Secured Notes, 5.13%, due 8/1/21	4,749	ñ
	11,030	FWCT - 2 Escrow Corp., Guaranteed Notes, 6.88%, due 2/1/22	11,306	ñ
	5,050	HCA Holdings, Inc., Senior Unsecured Notes, 6.25%, due 2/15/21	5,378
	7,000	HCA, Inc., Senior Secured Notes, 6.50%, due 2/15/20	7,717
	2,395	HCA, Inc., Senior Secured Notes, 7.88%, due 2/15/20	2,557
	24,890	IASIS Healthcare LLC/IASIS Capital Corp., Guaranteed Notes, 8.38%, due 5/15/19	26,570
	8,080	OMEGA Healthcare Investors, Inc., Guaranteed Notes, 7.50%, due 2/15/20	8,706
	15,575	OMEGA Healthcare Investors, Inc., Guaranteed Notes, 6.75%, due 10/15/22	16,821
	4,210	Sabra Health Care L.P./Sabra Capital Corp., Guaranteed Notes, 5.50%, due 2/1/21	4,273
	9,625	Tenet Healthcare Corp., Senior Secured Notes, 6.25%, due 11/1/18	10,636
	9,530	Tenet Healthcare Corp., Senior Unsecured Notes, 6.75%, due 2/1/20	9,959
	7,820	Tenet Healthcare Corp., Senior Secured Notes, 6.00%, due 10/1/20	8,230	ñ
	4,290	Tenet Healthcare Corp., Senior Secured Notes, 4.50%, due 4/1/21	4,156
	21,610	Tenet Healthcare Corp., Senior Unsecured Notes, 8.13%, due 4/1/22	23,582
	4,000	Tenet Healthcare Corp., Senior Unsecured Notes, 6.88%, due 11/15/31	3,500
	12,420	United Surgical Partners Int'l, Inc., Guaranteed Notes, 9.00%, due 4/1/20	13,879
			187,920

Health Services (0.4%)
	6,581	Emergency Medical Services Corp., Guaranteed Notes, 8.13%, due 6/1/19	7,074
	5,410	Healthcare Technology Intermediate, Inc., Senior Unsecured Notes, 7.38%, due 9/1/18	5,593	ñc
			12,667

Investments & Misc. Financial Services (0.7%)
	11,640	Icahn Enterprises L.P./Icahn Enterprises Finance Corp., Guaranteed Notes, 3.50%, due 3/15/17	11,655	ñ
	12,430	Walter Investment Management Corp., Guaranteed Notes, 7.88%, due 12/15/21	12,585	ñ
			24,240

Leisure (0.4%)
	7,620	Cedar Fair L.P., Guaranteed Notes, 9.13%, due 8/1/18	8,230
	5,845	Cedar Fair L.P., Guaranteed Notes, 5.25%, due 3/15/21	5,830
			14,060

Machinery (1.4%)
	9,730	Case New Holland, Inc., Guaranteed Notes, 7.88%, due 12/1/17	11,396
	8,960	CNH Capital LLC, Guaranteed Notes, 3.88%, due 11/1/15	9,206
	5,335	Terex Corp., Guaranteed Notes, 6.50%, due 4/1/20	5,722
	6,095	Terex Corp., Guaranteed Notes, 6.00%, due 5/15/21	6,324
	5,280	The Manitowoc Co., Inc., Guaranteed Notes, 9.50%, due 2/15/18	5,544
	6,760	The Manitowoc Co., Inc., Guaranteed Notes, 8.50%, due 11/1/20	7,630
			45,822

Managed Care (0.3%)
	9,355	MPH Intermediate Holding Co. 2, Senior Unsecured Notes, 8.38%, due 8/1/18	9,636	ñc

Media - Broadcast (3.2%)
	6,351	AMC Networks, Inc., Guaranteed Notes, 7.75%, due 7/15/21	7,129
	9,314	AMC Networks, Inc., Guaranteed Notes, 4.75%, due 12/15/22	9,081
	2,200	Clear Channel Communications, Inc., Senior Unsecured Notes, 6.88%, due 6/15/18	1,925
	6,750	Clear Channel Communications, Inc., Senior Secured Notes, 9.00%, due 12/15/19	6,885
	28,148	Clear Channel Communications, Inc., Senior Secured Notes, 11.25%, due 3/1/21	30,541
	17,195	Cumulus Media Holdings, Inc., Guaranteed Notes, 7.75%, due 5/1/19	18,442	@
	8,745	Sirius XM Radio, Inc., Guaranteed Notes, 5.75%, due 8/1/21	8,734	ñ
	13,671	Univision Communications, Inc., Senior Secured Notes, 6.88%, due 5/15/19	14,662	ñ
	2,275	Univision Communications, Inc., Senior Secured Notes, 7.88%, due 11/1/20	2,502	ñ
	3,095	Univision Communications, Inc., Senior Secured Notes, 6.75%, due 9/15/22	3,397	ñ
			103,298

Media - Cable (4.1%)
	7,725	CCO Holdings LLC, Guaranteed Notes, 7.25%, due 10/30/17	8,179
	8,750	CCO Holdings LLC, Guaranteed Notes, 7.00%, due 1/15/19	9,231
	13,372	Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp., Senior Unsecured Notes, 6.38%, due 9/15/20	13,673	ñ
	7,720	Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp., Senior Unsecured Notes, 5.13%, due 12/15/21	7,257	ñ
	5,075	CSC Holdings LLC, Senior Unsecured Notes, 7.63%, due 7/15/18	5,798
	15,800	DISH DBS Corp., Guaranteed Notes, 4.25%, due 4/1/18	16,116
	14,040	DISH DBS Corp., Guaranteed Notes, 5.13%, due 5/1/20	14,040
	17,449	DISH DBS Corp., Guaranteed Notes, 6.75%, due 6/1/21	18,627
	6,230	DISH DBS Corp., Guaranteed Notes, 5.88%, due 7/15/22	6,238
	5,065	DISH DBS Corp., Guaranteed Notes, 5.00%, due 3/15/23	4,748
	9,060	UPCB Finance III Ltd., Senior Secured Notes, 6.63%, due 7/1/20	9,604	ñ
	12,711	Virgin Media Finance PLC, Guaranteed Notes, 8.38%, due 10/15/19	13,744
	5,725	Virgin Media Secured Finance PLC, Senior Unsecured Notes, 5.38%, due 4/15/21	5,739	ñ
			132,994

Media - Diversified (1.8%)
	3,590	Gannett Co., Inc., Guaranteed Notes, 9.38%, due 11/15/17	3,770
	21,955	Gannett Co., Inc., Guaranteed Notes, 7.13%, due 9/1/18	23,272
	17,485	Gannett Co., Inc., Guaranteed Notes, 5.13%, due 10/15/19	18,053	ñ
	4,540	Gannett Co., Inc., Guaranteed Notes, 5.13%, due 7/15/20	4,546	ñ
	9,845	IAC/InterActiveCorp, Senior Secured Notes, 4.88%, due 11/30/18	10,140	ñ
			59,781

Media - Services (1.0%)
	14,945	Clear Channel Worldwide Holdings, Inc., Guaranteed Notes, Ser. B, 7.63%, due 3/15/20	15,767
	4,150	Clear Channel Worldwide Holdings, Inc., Guaranteed Notes, Ser. A, 6.50%, due 11/15/22	4,243
	11,215	Clear Channel Worldwide Holdings, Inc., Guaranteed Notes, Ser. B, 6.50%, due 11/15/22	11,524
			31,534

Medical Products (1.0%)
	4,445	Biomet, Inc., Guaranteed Notes, 6.50%, due 8/1/20	4,739
	1,945	DJO Finance LLC/DJO Finance Corp., Guaranteed Notes, 7.75%, due 4/15/18	1,989
	7,990	DJO Finance LLC/DJO Finance Corp., Guaranteed Notes, 9.88%, due 4/15/18	8,689
	4,525	Fresenius Medical Care US Finance II, Inc., Guaranteed Notes, 5.63%, due 7/31/19	4,808	ñ
	9,815	Fresenius Medical Care US Finance, Inc., Guaranteed Notes, 6.50%, due 9/15/18	11,054	ñ
			31,279

Metals - Mining Excluding Steel (2.0%)
	11,165	Alpha Natural Resources, Inc., Guaranteed Notes, 9.75%, due 4/15/18	11,751
	11,813	Alpha Natural Resources, Inc., Guaranteed Notes, 6.00%, due 6/1/19	9,775
	11,225	Alpha Natural Resources, Inc., Guaranteed Notes, 6.25%, due 6/1/21	9,177
	2,700	Arch Coal, Inc., Secured Notes, 8.00%, due 1/15/19	2,693	ñ
	8,040	Arch Coal, Inc., Guaranteed Notes, 9.88%, due 6/15/19	7,035
	1,784	Arch Coal, Inc., Guaranteed Notes, 7.25%, due 10/1/20	1,369
	10,515	Arch Coal, Inc., Guaranteed Notes, 7.25%, due 6/15/21	7,965
	2,520	FMG Resources (August 2006) Pty Ltd., Guaranteed Notes, 8.25%, due 11/1/19	2,775	ñ
	7,965	Peabody Energy Corp., Guaranteed Notes, 6.00%, due 11/15/18	8,483
	3,235	Walter Energy, Inc., Senior Secured Notes, 9.50%, due 10/15/19	3,284	ñ
	3,395	Walter Energy, Inc., Guaranteed Notes, 8.50%, due 4/15/21	2,512
			66,819

Packaging (4.1%)
	45,040	Berry Plastics Corp., Secured Notes, 9.75%, due 1/15/21	51,796
	3,075	Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Is, Guaranteed Notes, 5.63%, due 12/15/16	3,137	ñ
	5,960	Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Is, Guaranteed Notes, 6.00%, due 6/15/17	6,109	ñ
	6,648	Owens-Brockway Glass Container, Inc., Guaranteed Notes, 7.38%, due 5/15/16	7,429
	28,100	Reynolds Group Issuer, Inc., Guaranteed Notes, 9.88%, due 8/15/19	31,051
	16,590	Reynolds Group Issuer, Inc., Senior Secured Notes, 7.88%, due 8/15/19	18,249
	4,685	Reynolds Group Issuer, Inc., Senior Secured Notes, 5.75%, due 10/15/20	4,790
	4,545	Reynolds Group Issuer, Inc., Guaranteed Notes, 8.25%, due 2/15/21	4,829
	5,875	Reynolds Group Issuer, Inc., Senior Secured Notes, 6.88%, due 2/15/21	6,308
			133,698

Pharmaceuticals (3.2%)
	6,370	Endo Pharmaceuticals Holdings, Inc., Guaranteed Notes, 7.00%, due 7/15/19	6,784
	11,185	Forest Laboratories, Inc., Senior Unsecured Notes, 4.38%, due 2/1/19	11,227	ñ
	7,865	Forest Laboratories, Inc., Senior Unsecured Notes, 4.88%, due 2/15/21	7,836	ñ
	4,445	Jaguar Holding Co., Senior Unsecured Notes, 9.38%, due 10/15/17	4,689	ñc
	9,995	Jaguar Holding Co. II/Jaguar Merger Sub, Inc., Senior Unsecured Notes, 9.50%, due 12/1/19	11,219	ñ
	6,290	Valeant Pharmaceuticals Int'l, Guaranteed Notes, 6.75%, due 10/1/17	6,691	ñ
	6,370	Valeant Pharmaceuticals Int'l, Guaranteed Notes, 6.75%, due 8/15/18	6,983	ñ
	6,386	Valeant Pharmaceuticals Int'l, Guaranteed Notes, 6.88%, due 12/1/18	6,817	ñ
	38,897	VPI Escrow Corp., Guaranteed Notes, 6.38%, due 10/15/20	41,523	ñ
			103,769

Printing & Publishing (2.3%)
	3,965	R. R. Donnelley & Sons Co., Senior Unsecured Notes, 7.25%, due 5/15/18	4,540
	29,035	R. R. Donnelley & Sons Co., Senior Unsecured Notes, 8.25%, due 3/15/19	33,608
	17,115	R.R. Donnelley & Sons Co., Senior Unsecured Notes, 7.63%, due 6/15/20	18,934
	10,620	R.R. Donnelley & Sons Co., Senior Unsecured Notes, 7.88%, due 3/15/21	11,788
	4,775	R.R. Donnelley & Sons Co., Senior Unsecured Notes, 6.50%, due 11/15/23	4,799
			73,669

Real Estate Dev. & Mgt. (0.2%)
	5,310	Realogy Group LLC, Senior Secured Notes, 7.63%, due 1/15/20	5,934	ñ

Software - Services (4.6%)
	6,935	Activision Blizzard, Inc., Guaranteed Notes, 5.63%, due 9/15/21	7,178	ñ
	5,865	First Data Corp., Senior Secured Notes, 7.38%, due 6/15/19	6,261	ñ
	20,575	First Data Corp., Guaranteed Notes, 11.25%, due 1/15/21	22,684	ñ
	29,242	First Data Corp., Guaranteed Notes, 12.63%, due 1/15/21	34,067
	8,770	First Data Corp., Guaranteed Notes, 10.63%, due 6/15/21	9,559	ñ
	6,640	First Data Corp., Guaranteed Notes, 11.75%, due 8/15/21	6,823	ñ
	9,000	Sophia Holding Finance L.P./Sophia Holding Finance, Inc., Guaranteed Notes, 9.63%, due 12/1/18	9,315	ñc
	18,805	Sophia, L.P., Guaranteed Notes, 9.75%, due 1/15/19	20,826	ñ
	3,845	SunGard Data Systems, Inc., Guaranteed Notes, 7.38%, due 11/15/18	4,076
	18,105	SunGard Data Systems, Inc., Guaranteed Notes, 6.63%, due 11/1/19	18,965
	3,805	SunGard Data Systems, Inc., Guaranteed Notes, 7.63%, due 11/15/20	4,181	@
	5,580	Syniverse Holdings, Inc., Guaranteed Notes, 9.13%, due 1/15/19	6,089
			150,024

Specialty Retail (0.8%)
	3,133	L Brands, Inc., Guaranteed Notes, 8.50%, due 6/15/19	3,783
	6,455	L Brands, Inc., Guaranteed Notes, 5.63%, due 10/15/23	6,463
	1,220	Limited Brands, Inc., Guaranteed Notes, 6.63%, due 4/1/21	1,332
	1,740	Limited Brands, Inc., Guaranteed Notes, 5.63%, due 2/15/22	1,766
	7,410	Michaels FinCo Holdings LLC / Michaels FinCo, Inc., Senior Unsecured Notes, 7.50%, due 8/1/18	7,595	ñc
	5,295	Party City Holdings, Inc., Guaranteed Notes, 8.88%, due 8/1/20	5,891
			26,830

Steel Producers - Products (1.1%)
	8,015	ArcelorMittal, Senior Unsecured Notes, 6.13%, due 6/1/18	8,716
	22,614	ArcelorMittal, Senior Unsecured Notes, 5.75%, due 8/5/20	23,632
	2,410	ArcelorMittal, Senior Unsecured Notes, 7.50%, due 10/15/39	2,368
			34,716

Support - Services (3.4%)
	8,050	APX Group, Inc., Guaranteed Notes, 8.75%, due 12/1/20	8,171	ñ
	5,885	Hertz Corp., Guaranteed Notes, 5.88%, due 10/15/20	6,091
	10,170	Iron Mountain, Inc., Guaranteed Notes, 7.75%, due 10/1/19	11,289
	2,603	Iron Mountain, Inc., Senior Subordinated Notes, 8.38%, due 8/15/21	2,785
	11,265	Iron Mountain, Inc., Guaranteed Notes, 5.75%, due 8/15/24	10,533
	7,010	Knowledge Learning Corp., Guaranteed Notes, 7.75%, due 2/1/15	6,905	ñ
	31,415	ServiceMaster Co., Guaranteed Notes, 8.00%, due 2/15/20	32,514
	14,890	ServiceMaster Co., Guaranteed Notes, 7.00%, due 8/15/20	15,076
	5,860	United Rental N.A., Inc., Guaranteed Notes, 7.38%, due 5/15/20	6,497
	8,660	United Rental N.A., Inc., Senior Unsecured Notes, 8.25%, due 2/1/21	9,721
			109,582

Telecom - Integrated Services (6.8%)
	3,942	CenturyLink, Inc., Senior Unsecured Notes, Ser. N, 6.00%, due 4/1/17	4,326
	10,000	CenturyLink, Inc., Senior Unsecured Notes, Ser. V, 5.63%, due 4/1/20	10,100
	3,065	CenturyLink, Inc., Senior Unsecured Notes, Ser. S, 6.45%, due 6/15/21	3,191
	3,795	CenturyLink, Inc., Senior Unsecured Notes, Ser. W, 6.75%, due 12/1/23	3,842
	19,602	Citizens Communications Co., Senior Unsecured Notes, 9.00%, due 8/15/31	19,602	@
	5,380	Frontier Communications Corp., Senior Unsecured Notes, 7.63%, due 4/15/24	5,340
	7,365	Hughes Satellite Systems Corp., Senior Secured Notes, 6.50%, due 6/15/19	8,010
	8,360	Intelsat Jackson Holdings SA, Guaranteed Notes, 8.50%, due 11/1/19	9,071
	15,885	Intelsat Jackson Holdings SA, Guaranteed Notes, 5.50%, due 8/1/23	15,170	ñ
	10,185	Intelsat Luxembourg SA, Guaranteed Notes, 7.75%, due 6/1/21	10,923	ñ
	4,570	Intelsat Luxembourg SA, Guaranteed Notes, 8.13%, due 6/1/23	4,947	ñ
	11,560	Level 3 Financing, Inc., Guaranteed Notes, 9.38%, due 4/1/19	12,889
	16,915	Level 3 Financing, Inc., Guaranteed Notes, 8.13%, due 7/1/19	18,564
	12,320	Level 3 Financing, Inc., Guaranteed Notes, 8.63%, due 7/15/20	13,768
	8,630	U.S. West Communications Group, Senior Unsecured Notes, 6.88%, due 9/15/33	8,350
	10,580	tw telecom holdings, inc., Guaranteed Notes, 5.38%, due 10/1/22	10,474
	35,830	Windstream Corp., Guaranteed Notes, 7.88%, due 11/1/17	40,936
	4,075	Windstream Corp., Guaranteed Notes, 7.75%, due 10/1/21	4,279
	12,290	Windstream Corp., Guaranteed Notes, 7.50%, due 6/1/22	12,505
	6,131	Windstream Corp., Guaranteed Notes, 6.38%, due 8/1/23	5,702
			221,989

Telecom - Wireless (5.0%)
	13,840	MetroPCS Wireless, Inc., Guaranteed Notes, 6.25%, due 4/1/21	14,376	ñ
	3,900	MetroPCS Wireless, Inc., Guaranteed Notes, 6.63%, due 4/1/23	4,046	ñ
	3,910	SBA Telecommunications, Inc., Guaranteed Notes, 5.75%, due 7/15/20	4,066
	10,985	Sprint Capital Corp., Guaranteed Notes, 6.88%, due 11/15/28	10,491
	11,735	Sprint Capital Corp., Guaranteed Notes, 8.75%, due 3/15/32	12,703
	23,055	Sprint Corp., Guaranteed Notes, 7.25%, due 9/15/21	24,842	ñ
	15,330	Sprint Corp., Guaranteed Notes, 7.88%, due 9/15/23	16,365	ñ
	7,270	Sprint Nextel Corp., Guaranteed Notes, 9.00%, due 11/15/18	8,779	ñ
	3,135	Sprint Nextel Corp., Senior Unsecured Notes, 7.00%, due 8/15/20	3,378
	8,170	T-Mobile USA, Inc., Guaranteed Notes, 6.46%, due 4/28/19	8,599
	24,325	T-Mobile USA, Inc., Guaranteed Notes, 6.54%, due 4/28/20	25,754
	10,210	T-Mobile USA, Inc., Guaranteed Notes, 6.63%, due 4/28/21	10,746
	3,740	T-Mobile USA, Inc., Guaranteed Notes, 6.13%, due 1/15/22	3,824
	3,680	T-Mobile USA, Inc., Guaranteed Notes, 6.73%, due 4/28/22	3,864
	5,125	T-Mobile USA, Inc., Guaranteed Notes, 6.84%, due 4/28/23	5,349
	4,990	T-Mobile USA, Inc., Guaranteed Notes, 6.50%, due 1/15/24	5,096
			162,278
		Total Corporate Debt Securities (Cost $2,827,770)	2,944,964
NUMBER OF SHARES Short-Term Investments (2.1%)
	70,373,268	State Street Institutional Liquid Reserves Fund Institutional Class (Cost $70,373)	70,373

		Total Investments (97.4%) (Cost $3,062,715)	3,183,904	##

		Cash, receivables and other assets, less liabilities (2.6%)	86,000

		Total Net Assets (100.0%)	$3,269,904

See Notes to Schedule of Investments

                                      JANUARY 31, 2014

Schedule of Investments Neuberger Berman Municipal Intermediate Bond Fund
(Unaudited)

PRINCIPAL AMOUNT	SECURITY	VALUE†
($000's omitted)		($000's omitted)z

Municipal Notes (102.0%)

Arizona (0.5%)
705	Arizona St. Cert. of Participation Ref. (Dept. Administration), Ser. 2013-B, 5.00%, due 10/1/21	801
Arkansas (2.2%)
1,145	Springdale Sales & Use Rev., Ser. 2012, 3.00%, due 11/1/21	1,176
2,000	Springdale Sales & Use Rev., Ser. 2013, 5.00%, due 7/1/22	2,167
		3,343
California (10.6%)
675	Acalanes Union High Sch. Dist. G.O. Ref. Rev., Ser. 2012, 4.00%, due 8/1/22	748
2,000	California G.O. Ref., Ser. 2013, 5.00%, due 11/1/25	2,303
2,055	California Statewide Communities Dev. Au. PCR (So. California Edison Co.), Ser. 2006, 1.90%, due 4/1/28 Putable 4/1/20	2,061	µß
500	California Statewide Communities Dev. Au. Rev. (Henry Mayo Newhall Mem. Hosp.), Ser. 2014-A, (AGM Insured), 5.00%, due 10/1/27	519	ßØ
250	California Statewide Communities Dev. Au. Rev. (Henry Mayo Newhall Mem. Hosp.), Ser. 2014-A, (AGM Insured), 5.00%, due 10/1/28	258	ßØ
795	Inglewood Pub. Fin. Au. Lease Ref. Rev., Ser. 2012, 5.00%, due 8/1/16	853
1,500	Irvine Imp. Bond Act 1915 Ltd. Oblig. (Spec. Assessment Dist. Number 12-1), Ser. 2012, 3.00%, due 9/2/16	1,564
200	Mountain View-Whisman Sch. Dist. G.O. (Election 2012), Ser. 2013-A, 4.00%, due 9/1/27	209
300	Mountain View-Whisman Sch. Dist. G.O. (Election 2012), Ser. 2013-A, 4.00%, due 9/1/28	310
500	Orange Co. Trans. Au. Toll Road Sr. Lien Rev. (91 Express Lanes), Ser. 2013, 5.00%, due 8/15/21	584
625	Oxnard Harbor Dist. Rev., Ser. 2011-B, 4.50%, due 8/1/24	625
900	Sacramento City Fin. Au. Ref. Rev. (Master Lease Prog. Facs.), Ser. 2006-E, (AMBAC Insured), 5.25%, due 12/1/24	1,029
2,050	Sacramento City Unified Sch. Dist. Ref. G.O., Ser. 2014, 5.00%, due 7/1/24	2,357
1,500	San Francisco City & Co. Pub. Utils. Commission Wtr. Ref. Rev., Ser. 2011-D, 5.00%, due 11/1/24	1,739
740	San Marcos Unified Sch. Dist. G.O. Cap. Appreciation (Election 2010), Ser. 2012-B, 0.00%, due 8/1/26	440
645	San Marcos Unified Sch. Dist. G.O. Cap. Appreciation (Election 2010), Ser. 2012-B, 0.00%, due 8/1/27	363
440	Santa Maria Bonita Sch. Dist. Cert. of Participation (New Sch. Construction Proj.), Ser. 2013, (BAM Insured), 2.63%, due 6/1/21	433
		16,395
Colorado (2.1%)
1,000	Commerce City No. Infrastructure Gen. Imp. Dist. G.O., Ser. 2013, (AGM Insured), 5.00%, due 12/1/24	1,125
730	Denver City & Co. Cert. of Participation (Wastewater/Rosyn Properties), Ser. 2010-B, 3.00%, due 12/1/16	771	@
275	No. Colorado Wtr. Conservancy Dist. Cert. of Participation, Ser. 2012, 4.00%, due 7/1/18	300
450	No. Colorado Wtr. Conservancy Dist. Cert. of Participation, Ser. 2012, 4.00%, due 7/1/19	491
500	Westminster Cert. of Participation Ref., Ser. 2013, 4.00%, due 12/1/25	515
		3,202
District of Columbia (2.0%)
355	Dist. of Columbia Rev. (Assoc. of American Med. College), Ser. 2011-A, 4.00%, due 10/1/19	384	ß
460	Dist. of Columbia Rev. (Assoc. of American Med. College), Ser. 2011-A, 5.00%, due 10/1/21	520	ß
350	Dist. of Columbia Rev. (Assoc. of American Med. College), Ser. 2011-A, 5.00%, due 10/1/22	393	ß
1,000	Dist. of Columbia Rev. (Assoc. of American Med. College), Ser. 2011-B, 5.00%, due 10/1/22	1,114	ß
505	Dist. of Columbia Rev. (Friendship Pub. Charter Sch.), Ser. 2012, 2.15%, due 6/1/15	500	ß
165	Dist. of Columbia Univ. Ref. Rev. (Georgetown Univ.), Ser. 2009-A, 5.00%, due 4/1/21	184	ß
		3,095
Florida (10.3%)
1,000	CityPlace Comm. Dev. Dist. Spec. Assessment Ref. Rev., Ser. 2012, 5.00%, due 5/1/26	1,083
2,300	Collier Co. Gas Tax Ref. Rev., Ser. 2012, 5.00%, due 6/1/16	2,504	@
1,345	Florida St. Muni. Loan Council Rev., Ser. 2012, (AGM Insured), 4.00%, due 5/1/19	1,460
1,420	Gulf Breeze Rev. (Local Gov't), Ser. 1985, 1.70%, due 12/1/20 Putable 12/1/17	1,444	µ@
900	JEA Elec. Sys. Rev., Ser. 2013-A, 5.00%, due 10/1/29	990
1,000	Miami-Dade Co. Sch. Board Cert. of Participation, Ser. 2012-A, 5.00%, due 8/1/22	1,138
750	Palm Beach Co. Solid Waste Au. Rev., Ser. 2002-B, (AMBAC Insured), 0.00%, due 10/1/15	735
1,255	Port St. Lucie Research Facs. Rev. (Oregon Hlth. and Science Univ. Vaccine and Gene Therapy Institute Florida Corp. Proj.), Ser. 2010, 5.00%, due 5/1/22	1,357	ß
1,580	Port St. Lucie Research Facs. Rev. (Oregon Hlth. and Science Univ. Vaccine and Gene Therapy Institute Florida Corp. Proj.), Ser. 2010, 5.00%, due 5/1/23	1,695	ß
2,000	Space Coast Infrastructure Agcy. Imp. Rev. (I-95 Brevard Co. DBF Proj.), Ser. 2012, 4.00%, due 6/15/17	2,113	@
1,185	Sunshine St. Governmental Fin. Commission Rev., Ser. 2013-B-1, 5.00%, due 9/1/20	1,371
		15,890
Georgia (2.7%)
1,000	Bartow Co. Dev. Au. Rev. (GA Pwr. Co. Plant Bowen), Ser. 1997, 2.38%, due 9/1/29 Putable 8/10/17	1,026	µß
1,645	Bulloch Co. Dev. Au. Std. Hsg. Rev. Ref. (Georgia So. Univ. Hsg. Foundation One LLC), Ser. 2012, (AGM Insured), 5.00%, due 8/1/22	1,844	ß
1,000	Gwinnett Co. Sch. Dist. G.O. Ref., Ser. 2010, 5.00%, due 2/1/25	1,213
		4,083
Illinois (9.1%)
2,000	Chicago G.O., Ser. 2010-A, 5.00%, due 12/1/15	2,143
1,000	Chicago O'Hare Int'l Arpt. Gen. Arpt. Third Lien Ref. Rev., Ser. 2005-B, (National Public Finance Guarantee Corp. Insured), 5.25%, due 1/1/17	1,123
1,165	Chicago Park Dist. G.O., Ser. 2011-C, 5.00%, due 1/1/24	1,279
1,400	Cook Co. Sch. Dist. Number 144 Prairie Hills G.O. (Ltd. Sch.), Ser. 2010-A, (AGM Insured), 5.25%, due 12/1/27 Pre-Refunded 12/1/20	1,706
200	Cook Co. Sch. Dist. Number 144 Prairie Hills G.O. (Ltd. Sch.), Ser. 2010-A, (AGM Insured), 5.25%, due 12/1/27	211
1,000	Cook Co. Sch. Dist. Number 83 G.O. (Mannheim), Ser. 2013-C, 5.35%, due 12/1/29	1,062
1,195	Cook Co. Sch. Dist. Number 83 G.O. (Mannheim), Ser. 2013-C, 5.63%, due 12/1/32	1,269
1,000	Cook Co. Sch. Dist. Number 83 G.O. (Ref. Sch.), Ser. 2011-D, 5.13%, due 12/1/30 Pre-Refunded 12/1/21	1,215
750	Dekalb Kane LaSalle Cos. Comm. College Dist. Number 523 G.O., Ser. 2011-B, 0.00%, due 2/1/25	447
1,000	Illinois St. G.O., Ser. 2013, 5.50%, due 7/1/25	1,127
950	Springfield G.O., Ser. 2014, 4.25%, due 12/1/27	952	Ø
1,415	Springfield G.O., Ser. 2014, 5.00%, due 12/1/28	1,502	Ø
		14,036
Indiana (5.3%)
1,000	Boone Co. Hosp. Assoc. Lease Rev., Ser. 2005, (National Public Finance Guarantee Corp. Insured), 5.25%, due 7/10/17	1,060
500	Indiana Fin. Au. Midwestern Disaster Relief Rev. (Ohio Valley Elec. Corp. Proj.), Ser. 2012-A, 5.00%, due 6/1/32	488	ß
2,225	Indiana St. Fin. Au. Env. Rev. (So. Indiana Gas & Elec. Co.), Ser. 2013-E, 1.95%, due 5/1/37 Putable 9/14/17	2,278	µß
1,615	Indiana St. Fin. Au. Rev. (St. Revolving Fund Prog.), Ser. 2009-A1, 5.00%, due 2/1/21	1,871
940	Indiana St. Muni. Pwr. Agcy. Ref. Rev., Ser. 2010-B, 5.00%, due 1/1/22	1,061
1,280	Indiana St. Muni. Pwr. Agcy. Rev., Ser. 2011-A, 5.00%, due 1/1/18	1,466
		8,224
Kansas (0.5%)
720	Olathe Hlth. Facs. Rev. (Med. Ctr.), Ser. 2012-A, 3.00%, due 9/1/16	755	ß
Louisiana (1.5%)
1,280	Louisiana St. Local Gov't Env. Facs. & Comm. Dev. Au. Rev. (Plaquemines Proj.), Ser. 2012, (AGM Insured), 4.00%, due 9/1/21	1,362
395	Monroe Sales & Use Tax Ref. Rev., Ser. 2012, 4.00%, due 7/1/23	407
570	Terrebonne Parish LA Hosp. Svc. Dist. Number 1 Hosp. Ref. Rev. (Gen. Med. Ctr. Proj.), Ser. 2010, 4.00%, due 4/1/15	591
		2,360
Massachusetts (1.2%)
260	Massachusetts Bay Trans. Au. Sr. Sales Tax Rev., Ser. 2006-A, 5.25%, due 7/1/34	301
500	Massachusetts St. Hlth. & Ed. Fac. Au. Rev. (Berklee College of Music), Ser. 2007-A, 5.00%, due 10/1/15	537	ß
995	Massachusetts St. Hlth. & Ed. Fac. Au. Rev. (Northeastern Univ.), Ser. 2008-T3, 2.70%, due 10/1/37 Putable 2/20/14	996	µß
		1,834
Michigan (2.3%)
2,000	Brighton Area Sch. Dist. G.O. (Sch. Bldg. & Site), Ser. 2013-II, 5.00%, due 5/1/20	2,299
350	Forest Hills Pub. Schs. G.O. Ref., Ser. 2005, (AGM Insured), 5.00%, due 5/1/21	368
900	Michigan St. Hosp. Fin. Au. Rev. (Ascension Hlth. Credit Group), Ser. 2010-F-4, 1.95%, due 11/15/47 Putable 4/1/20	878	µß
		3,545
Minnesota (0.6%)
755	Willmar G.O. Ref. (Rice Mem. Hosp. Proj.), Ser. 2012-A, 5.00%, due 2/1/19	882

Mississippi (2.5%)
1,230	Lamar Co. Sch. Dist. Ref. G.O., Ser. 2013, 2.63%, due 6/1/19	1,276
1,045	Mississippi Dev. Bank Spec. Oblig. (Dept. Corrections), Ser. 2010-D, 5.00%, due 8/1/22	1,158
1,250	Mississippi Dev. Bank Spec. Oblig. (Madison Co. Hwy. Proj.), Ser. 2013-C, 5.00%, due 1/1/27	1,429
		3,863
Montana (1.3%)
2,000	Livingston Rev. RANS (Livingston Healthcare Proj.), Ser. 2013, 2.00%, due 12/1/15	2,001	ß

Nebraska (0.3%)
370	Omaha Pub. Fac. Corp. Lease Rev. (Baseball Stadium Proj.), Ser. 2009, 5.00%, due 6/1/22	418

Nevada (1.3%)
1,200	Deutsche Bank Spears/Lifers Trust Var. Sts. (Clark Co. NV School), Ser. 2008-663, (AGM Insured), 0.23%, due 6/15/22	1,200	ñµd
750	Las Vegas Redev. Agcy. Tax Increment Rev., Ser. 2009-A, 7.50%, due 6/15/23	813
		2,013
New Jersey (6.7%)
305	Harrison G.O., Ser. 2012-A, 5.00%, due 4/15/18	343
625	Hudson Co. Correctional Fac. Cert. of Participation, Ser. 2013, (AGM Insured), 3.00%, due 12/1/21	618
900	Jersey City G.O. Ref., Ser. 2012, (AGM Insured), 4.00%, due 9/1/19	986
1,000	New Jersey Econ. Dev. Au. Rev. (Sch. Fac. Construction), Ser. 2010-DD1, 5.00%, due 12/15/18	1,163
2,000	New Jersey Hlth. Care Fac. Fin. Au. Dept. Human Svc. Rev. (Greystone Park Psychiatric Hosp. Proj.), Ser. 2013-B, 5.00%, due 9/15/20	2,272
1,000	New Jersey St. Trans. Trust Fund Au. Trans. Sys. Rev., Ser. 2006-A, 5.25%, due 12/15/19	1,186
2,000	New Jersey Trans. Trust Fund Au., Ser. 2006-A, (National Public Finance Guarantee Corp. Insured), 5.25%, due 12/15/21	2,364
360	Union Co. Imp. Au. Rev. (Correctional Fac. Proj.), Ser. 2013, 3.00%, due 6/15/20	374
370	Union Co. Imp. Au. Rev. (Correctional Fac. Proj.), Ser. 2013, 3.00%, due 6/15/21	379
375	Union Co. Imp. Au. Rev. (Correctional Fac. Proj.), Ser. 2013, 4.00%, due 6/15/22	404
295	Union Co. Imp. Au. Rev. (Correctional Fac. Proj.), Ser. 2013, 4.00%, due 6/15/23	315
		10,404
New Mexico (0.5%)
750	Albuquerque Muni. Sch. Dist. Number 012 (Sch. Bldg.) G.O., Ser. 2008-B, 4.50%, due 8/1/19	806

New York (8.3%)
1,630	Albany Co. G.O., Ser. 2012-B, 4.00%, due 11/1/22	1,762
1,850	New York G.O., Ser. 2011-I1, 5.00%, due 8/1/18	2,146	@
1,500	New York St. Dorm. Au. Rev. (St. Personal Income Tax), Ser. 2012-D, 3.00%, due 2/15/21	1,576
2,000	New York St. Dorm. Au. Rev. Non St. Supported Debt (Univ. Facs.), Ser. 2013-A, 5.00%, due 7/1/28	2,210
1,000	New York St. Dorm. Au. Sales Tax Rev., Ser. 2013-A, 5.00%, due 3/15/28	1,127
750	New York St. Urban Dev. Corp. Rev. (St. Personal Income Tax), Ser. 2009-A1, 5.00%, due 12/15/19	880
1,000	Port Au. New York & New Jersey Rev. (One Hundred Fifty-Third), Ser. 2008, 4.50%, due 7/15/27	1,060
1,000	Utility Debt Securitization Au. Rev., Ser. 2013-TE, 5.00%, due 12/15/28	1,149
850	Westchester Co. Local Dev. Corp. Rev. (Kendal on Hudson Proj.), Ser. 2013, 5.00%, due 1/1/28	862	ß
		12,772
North Carolina (0.7%)
650	North Carolina St. Cap. Imp. Ltd. Oblig. (Annual Appropriation), Ser. 2009-A, 5.00%, due 5/1/19	769
295	Western Carolina Univ. Research & Dev. Corp. Cert. of Participation (Western Carolina Univ. Std. Hsg.), Ser. 2008, (Assured Guaranty Insured), 5.25%, due 6/1/20	329	ß
		1,098
Ohio (2.2%)
1,500	Deutsche Bank Spears/Lifers Trust Var. Sts. (Buckeye), Ser. 2008-619, (LOC: Deutsche Bank), 0.29%, due 6/1/24	1,500	ñµ
600	Kent St. Univ. Rev. Gen. Receipts, Ser. 2012-A, 3.50%, due 5/1/27	583
450	Lorain G.O., Ser. 2013, (AGM Insured), 3.63%, due 12/1/25	450
900	Lorain G.O., Ser. 2013, (AGM Insured), 3.88%, due 12/1/27	904
		3,437
Oregon (0.4%)
535	Oregon St. Hsg. & Comm. Svc. Dept. Mtge. Rev. (Single Family Mtge. Prog.), Ser. 2005-D, 4.40%, due 7/1/19	546

Pennsylvania (3.1%)
1,000	Norristown Area Sch. Dist. Cert. of Participation (Installment Purchase), Ser. 2012, 4.50%, due 4/1/27	989
1,285	Pennsylvania St. HFA Single Family Mtge. Rev., Ser. 2010-109, 2.45%, due 4/1/16	1,318
340	Pennsylvania St. Pub. Sch. Bldg. Au. College Rev. (Montgomery Co. Comm. College), Ser. 2008, (AGM Insured), 5.00%, due 5/1/21	373	ß
1,870	Philadelphia G.O. Ref., Ser. 2007-A, (AGM Insured), 5.00%, due 8/1/18	2,103
		4,783
Puerto Rico (0.8%)
500	Puerto Rico Elec. Pwr. Au. Rev., Ser. 2010-XX, 5.25%, due 7/1/27	319
500	Puerto Rico Ind. Tourist Ed. Med. & Env. Ctrl. Fac. Fin. Au. Ref. Rev. (Int'l American Univ. Proj.), Ser. 2012, 4.00%, due 10/1/14	503	ß
600	Puerto Rico Pub. Bldg. Au. Rev. (Unrefunded Bal. Gov't Fac.), Ser. 2002-C, 5.75%, due 7/1/20	462
		1,284
Rhode Island (2.5%)
1,250	Cranston G.O., Ser. 2012-B, 3.00%, due 7/1/16	1,297
1,125	Rhode Island St. Hlth. & Ed. Bldg. Corp. Rev. (Providence Pub. Sch. Prog.), Ser. 2013-A, 5.00%, due 5/15/22	1,267	ß
1,200	Rhode Island St. Std. Loan Au. Std. Loan Rev. (Sr. Prog.), Ser. 2010-A, 4.40%, due 12/1/19	1,269
		3,833
South Carolina (3.2%)
870	Charleston Co. G.O. (Cap. Imp. Plan), Ser. 2011, 5.00%, due 11/1/18	1,023
1,195	Rock Hill Ltd. Oblig. Rev. (Hosp. Fee Pledge), Ser. 2013, 5.00%, due 4/1/23	1,360
2,335	South Carolina St. Pub. Svc. Au. Ref. Rev. (Santee Cooperative), Ser. 2012-A, 4.00%, due 12/1/20	2,597	@
		4,980
Tennessee (3.1%)
1,750	Memphis Ref. G.O. (Gen. Imp.), Ser. 2011, 5.00%, due 5/1/24	2,007
1,000	Metro. Gov't Nashville & Davidson Co. Hlth. & Ed. Fac. Board, Ser. 2012, 5.00%, due 11/1/26	1,043	ß
1,600	Metro. Nashville Arpt. Au. Ref. Rev. Imp., Ser. 2010-B, (AGM Insured), 4.00%, due 7/1/15	1,666
		4,716
Texas (9.7%)
1,000	Alamo Comm. College Dist. G.O. (Maintenance Tax Notes), Ser. 2011, 4.00%, due 2/15/20	1,123
750	Brownsville G.O., Ser. 2011-A, 4.00%, due 2/15/18	830
705	Brownsville G.O., Ser. 2011-A, 4.00%, due 2/15/20	779
1,085	Dallas Co. Sch. G.O. (Pub. Prop. Fin. Contractual Oblig.), Ser. 2012-A, 4.00%, due 12/1/18	1,213
420	El Paso Independent Sch. Dist. Ref. G.O., Ser. 2011, 4.00%, due 8/15/26	438
250	Grapevine Combination Tax & Tax Increment Reinvestment Zone Rev. Cert. of Oblig. G.O., Ser. 2000, (National Public Finance Guarantee Corp. Insured), 5.63%, due 8/15/15	251
500	Gulf Coast Waste Disp. Au. Rev. (Bayport Area Sys.), Ser. 2013, (AGM Insured), 3.00%, due 10/1/25	455
500	Gulf Coast Waste Disp. Au. Rev. (Bayport Area Sys.), Ser. 2013, (AGM Insured), 3.00%, due 10/1/26	448
225	Harris Co. Cultural Ed. Fac. Fin. Corp. Rev. (Methodist Hosp. Sys.), Ser. 2008-B, 5.25%, due 12/1/17	259	ß
1,110	Houston Hotel Occupancy Tax & Spec. Ref. Rev. (Convention & Entertainment Facs.), Ser. 2012, 5.00%, due 9/1/28	1,113
1,000	Houston Wtr. & Swr. Sys. Jr. Lien Ref. Rev., Ser. 2001-B, (National Public Finance Guarantee Corp. Insured), 5.50%, due 12/1/24	1,247
2,000	La Joya Independent Sch. Dist. Ref. G.O., Ser. 2013, 5.00%, due 2/15/33	2,231
1,500	Laredo Independent Sch. Dist. G.O. (Sch. Bldg.), Ser. 2013, 5.00%, due 8/1/27	1,656
375	Texas A&M Univ. Perm. Univ. Fund Rev., Ser. 2011, 3.00%, due 7/1/17	405
555	Texas A&M Univ. Perm. Univ. Fund Rev., Ser. 2011, 3.00%, due 7/1/18	603
1,000	Texas Pub. Fin. Au. Rev. (So. Univ. Fin. Sys.), Ser. 2013, (BAM Insured), 5.00%, due 11/1/20	1,103
415	Texas St. Technical College Sys. Rev. Ref. & Imp., Ser. 2011, 5.00%, due 8/1/17	468
245	Texas St. Technical College Sys. Rev. Ref. & Imp., Ser. 2011, 5.00%, due 8/1/18	280
		14,902
Utah (0.7%)
1,000	Weber Co. Spec. Assessment (Summit Mountain Assessment Area), Ser. 2013, 5.50%, due 1/15/28	1,098

Virginia (3.3%)
1,200	Newport News Ref. G.O., Ser. 2011-B, 4.00%, due 7/1/19	1,353
2,000	Virginia Commonwealth Trans. Board Rev. (Cap. Proj.), Ser. 2011, 4.00%, due 5/15/29	2,055
1,690	Virginia St. Hsg. Dev. Au. Homeownership Mtge. Rev., Ser. 2010-B, 2.10%, due 9/1/15	1,723
		5,131
Washington (0.5%)
795	Washington St. Ref. G.O. (Var. Purp.), Ser. 2010-R-2011B, 4.00%, due 7/1/26	833

	Total Investments (102.0%) (Cost $154,891)	157,363	##

	Liabilities, less cash, receivables and other assets [(2.0%)]	(3,021)

	Total Net Assets (100.0%)	$154,342

See Notes to Schedule of Investments

                                      JANUARY 31, 2014

Schedule of Investments Neuberger Berman New York Municipal Income Fund
(Unaudited)

PRINCIPAL AMOUNT	SECURITY	VALUE†
($000's omitted)		($000's omitted)z

Municipal Notes (98.8%)

New York (98.2%)
1,425	Addison Central Sch. Dist. Ref. G.O., Ser. 2012, 5.00%, due 6/1/19	1,651
2,000	Brookhaven G.O. (Pub. Imp.), Ser. 2013-A, 3.00%, due 9/15/27	1,903
1,360	Cayuga Co. G.O., Ser. 2013-A, (BAM Insured), 2.50%, due 2/1/23	1,282
1,380	Cayuga Co. G.O., Ser. 2013-A, (BAM Insured), 2.75%, due 2/1/26	1,250
295	Genesee Valley Central Sch. Dist. Ref. G.O. (Sch. Dist. at Angelica-Belmont), Ser. 2012, (AGM Insured), 4.00%, due 6/15/15	307
1,000	Hudson Yards Infrastructure Corp. Rev., Ser. 2011-A, 5.75%, due 2/15/47	1,069
750	Ithaca Ref. G.O., Ser. 2012-A, 3.00%, due 1/15/16	786
1,310	Jamestown City Sch. Dist. Ref. G.O., Ser. 2012, 4.00%, due 11/1/19	1,436
335	Johnson City Central Sch. Dist. Ref. G.O., Ser. 2012, (AGM Insured), 5.00%, due 6/15/22	378
400	Johnson City Central Sch. Dist. Ref. G.O., Ser. 2012, (AGM Insured), 5.00%, due 6/15/26	443
500	Long Island Pwr. Au. Rev., Ser. 2008-A, 6.00%, due 5/1/33	562
1,500	Metropolitan Trans. Au. Rev., Ser. 2008-C, 6.50%, due 11/15/28	1,767
1,250	Metropolitan Trans. Au. Rev., Ser. 2013-A, 5.00%, due 11/15/27	1,371
400	Monroe Co. Ind. Dev. Corp. Rev. (Nazareth College of Rochester Proj.), Ser. 2013-A, 4.13%, due 10/1/27	366	ß
350	New Rochelle Ref. G.O., Ser. 2013-A, 4.00%, due 3/15/17	383
475	New Rochelle Ref. G.O., Ser. 2013-A, 4.00%, due 3/15/18	524
350	New Rochelle Ref. G.O., Ser. 2013-A, 4.00%, due 3/15/19	391
480	New Rochelle Ref. G.O., Ser. 2013-A, 4.00%, due 3/15/20	533
1,000	New York City Hsg. Dev. Corp. Multi-Family Hsg. Rev., Ser. 2013-E1A, 1.20%, due 11/1/17	1,004
330	New York City Hsg. Dev. Corp. Rev., Ser. 2008-M, 4.45%, due 11/1/14	338
340	New York City Hsg. Dev. Corp. Rev., Ser. 2008-M, 4.60%, due 5/1/15	353
1,000	New York City Hsg. Dev. Corp. Rev., Ser. 2008-M, 6.75%, due 11/1/33	1,127
1,125	New York City Muni. Wtr. Fin. Au. Wtr. & Swr. Sys. Rev., Ser. 2012-GG, 5.00%, due 6/15/17	1,218
1,110	New York City Transitional Fin. Au. Rev. (Future Tax Secured), Subser. 2014-C, 5.00%, due 11/1/21	1,320	Ø
3,000	New York City Trust for Cultural Res. Rev. (American Museum of Natural History), Ser. 2008-A1, (LOC: JP Morgan Chase Bank N.A.), 0.02%, due 4/1/27	3,000	µß
325	New York City Trust for Cultural Res. Rev. (Juilliard Sch.), Ser. 2009-B, 1.35%, due 1/1/36 Putable 8/1/17	328	µß
1,120	New York St. Bridge Au. Rev., Ser. 2012, 4.00%, due 1/1/22	1,229
3,540	New York St. Dorm. Au. Rev. (Spec. Active Sch. Dist. Prog.), Ser. 1995, (National Public Finance Guarantee Corp. Insured), 6.00%, due 7/1/19	3,554
130	New York St. Dorm. Au. Rev. Non St. Supported Debt (Catholic Hlth. Sys. Oblig. Group), Ser. 2012-A, 2.00%, due 7/1/14	130	ß
745	New York St. Dorm. Au. Rev. Non St. Supported Debt (Culinary Institute of America), Ser. 2013, 4.50%, due 7/1/24	772	ß
500	New York St. Dorm. Au. Rev. Non St. Supported Debt (Hosp. Spec. Surgery), Ser. 2009, (FHA Insured), 6.00%, due 8/15/38	564	ß
500	New York St. Dorm. Au. Rev. Non St. Supported Debt (Mem. Sloan-Kettering), Ser. 2012-1, 5.00%, due 7/1/20	591	ß
1,150	New York St. Dorm. Au. Rev. Non St. Supported Debt (Mem. Sloan-Kettering), Ser. 2012-1, 4.00%, due 7/1/22	1,254	ß
2,000	New York St. Dorm. Au. Rev. Non St. Supported Debt (Muni. Hlth. Fac. Lease), Ser. 2001, 5.00%, due 1/15/18	2,282
200	New York St. Dorm. Au. Rev. Non St. Supported Debt (North Shore-Long Island Jewish Oblig. Group), Ser. 2011-A, 5.00%, due 5/1/22	224	ß
110	New York St. Dorm. Au. Rev. Non St. Supported Debt (St. Lawrence Lewis), Ser. 2007, (AGM Insured), 4.13%, due 8/15/20	115	ß
500	New York St. Dorm. Au. Rev. Non St. Supported Debt (Univ. Facs.), Ser. 2013-A, 5.00%, due 7/1/28	552
2,305	New York St. Dorm. Au. Rev. Non St. Supported Debt (Univ. Rochester), Ser. 2007-A1, 5.00%, due 7/1/19	2,554	ß@
3,000	New York St. Dorm. Au. Rev. St. Personal Income Tax Rev. Ref. (Gen. Purp. Bonds), Ser. 2012-A, 5.00%, due 12/15/29	3,326	@
1,500	New York St. Dorm. Au. Rev. St. Supported Debt (City Univ. Cons. 5th), Ser. 2008-E, 6.13%, due 1/1/31	1,702
1,000	New York St. Dorm. Au. Rev. St. Supported Debt (Dept. Ed.), Ser. 2006-A, 5.00%, due 7/1/18	1,102
1,500	New York St. Dorm. Au. Rev. St. Supported Debt (Mental. Hlth. Svcs. Fac. Imp.), Ser. 2008-F, 6.25%, due 2/15/31	1,685
2,000	New York St. Dorm. Au. Sales Tax Rev., Ser. 2013-A, 5.00%, due 3/15/28	2,254	@
500	New York St. Env. Fac. Corp. Solid Waste Disp. Rev. (Waste Management, Inc. Proj.), Ser. 2004-A, 2.75%, due 7/1/17	510	ß
1,500	New York St. Env. Facs. Corp. (St. Clean Wtr. & Drinking Rev. Revolving Fund Muni. Wtr. Fin. Auth. Proj.), Ser. 2012-D, 5.00%, due 6/15/24	1,752
1,000	New York St. Env. Facs. Corp. Rev. (United Wtr. New Rochelle), Ser. 2010-A, 4.88%, due 9/1/40	1,007	ß
2,000	New York St. G.O., Ser. 2008-E-1, 6.25%, due 10/15/28	2,357
905	New York St. G.O., Ser. 2013-G, 5.00%, due 8/1/21	1,061
1,100	New York St. HFA Rev. (Gotham West Hsg.), Ser. 2011-A2, (LOC: Wells Fargo Bank N.A.), 0.02%, due 5/1/45	1,100	µß
350	North Syracuse Central Sch. Dist. Ref. G.O., Ser. 2012-B, 5.00%, due 6/15/19	403
300	North Syracuse Central Sch. Dist. Ref. G.O., Ser. 2012-B, 5.00%, due 6/15/21	349
1,800	Onondaga Co. Trust Cultural Res. Rev. (Syracuse Univ. Proj.), Ser. 2010-A, (LOC: Wells Fargo Bank N.A.), 0.03%, due 12/1/29	1,800	µß
735	Orange Co. Funding Corp. Rev. (Mount St. Mary College), Ser. 2012-B, 4.00%, due 7/1/23	762	ß
695	Orange Co. Funding Corp. Rev. (Mount St. Mary College), Ser. 2012-B, 4.00%, due 7/1/24	713	ß
500	Smithtown Central Sch. Dist. Ref. G.O., Ser. 2013, 5.00%, due 10/15/21	592
670	Smithtown Central Sch. Dist. Ref. G.O., Ser. 2013, 5.00%, due 10/15/23	794
1,000	St. Lawrence Co. IDA Civic Dev. Corp. Rev. (St. Lawrence Univ. Proj.), Ser. 2012, 5.00%, due 7/1/26	1,108	ß
1,500	Triborough Bridge & Tunnel Au. Rev. Ref., Ser. 2013-A, 5.00%, due 11/15/27	1,664
1,000	Utility Debt Securitization Au. Rev., Ser. 2013-TE, 5.00%, due 12/15/28	1,149
350	Westchester Co. Local Dev. Corp. Rev. (Kendal on Hudson Proj.), Ser. 2013, 5.00%, due 1/1/28	355	ß
		66,456
Puerto Rico (0.6%)
700	Puerto Rico Elec. Pwr. Au. Rev., Ser. 2010-XX, 5.25%, due 7/1/27	446

	Total Investments (98.8%) (Cost $66,116)	66,902	##

	Cash, receivables and other assets, less liabilities (1.2%)	789

	Total Net Assets (100.0%)	$67,691

See Notes to Schedule of Investments

                                      JANUARY 31, 2014

Schedule of Investments Neuberger Berman Short Duration Bond Fund
(Unaudited)

PRINCIPAL AMOUNT		VALUE†
($000's omitted)		($000's omitted)z
U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (15.7%)
1,000	U.S. Treasury Notes, 1.75%, due 3/31/14	1,002
2,675	U.S. Treasury Notes, 0.25, due 11/30/14 & 12/31/15	2,675
3,450	U.S. Treasury Notes, 0.63%, due 8/15/16 – 12/15/16	3,452
1,500	U.S. Treasury Notes, 0.88%, due 9/15/16	1,513
1,600	U.S. Treasury Notes, 0.75%, due 1/15/17	1,604
	Total U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (Cost $10,232)	10,246

Mortgage-Backed Securities (29.4%)

Adjustable Mixed Balance (1.4%)
773	Credit Suisse First Boston Mortgage Securities Corp., Ser. 2004-AR4, Class 2A1, 2.59%, due 5/25/34	776	µ
103	Harborview Mortgage Loan Trust, Ser. 2004-4, Class 3A, 1.30%, due 6/19/34	99	µ
875
Commercial Mortgage-Backed (16.4%)
449	Banc of America Commercial Mortgage, Inc., Ser. 2005-2, Class A5, 4.86%, due 7/10/43	466
662	Citigroup Commercial Mortgage Trust, Ser. 2013-GC15, Class A1, 1.38%, due 9/10/46	666
72	Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser. 2006-CD2, Class AAB, 5.34%, due 1/15/46	73	µ
1,025	Commercial Mortgage Pass-Through Certificates, Ser. 2003-LB1A, Class C, 4.23%, due 6/10/38	1,025
626	Credit Suisse Commercial Mortgage Trust, Ser. 2006-C3, Class A3, 5.79%, due 6/15/38	680	µ
4	Credit Suisse Commercial Mortgage Trust, Ser. 2007-C2, Class A2, 5.45%, due 1/15/49	4
412	GMAC Commercial Mortgage Securities, Inc., Ser. 2004-C3, Class AAB, 4.70%, due 12/10/41	417
1,500	GS Mortgage Securities Trust, Ser. 2006-GG6, Class A4, 5.55%, due 4/10/38	1,612
650	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2006-CB14, Class A4, 5.48%, due 12/12/44	692
282	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2011-C3, Class A1, 1.87%, due 2/15/46	284	ñ
1,651	Morgan Stanley Bank of America Merrill Lynch Trust, Ser. 2013-C10, Class A1, 1.39%, due 7/15/46	1,660
366	Morgan Stanley Capital I Trust, Ser. 2011-C1, Class A1, 2.60%, due 9/15/47	372	ñ
991	Wachovia Bank Commercial Mortgage Trust, Ser. 2005-C20, Class A7, 5.12%, due 7/15/42	1,043
9	Wachovia Bank Commercial Mortgage Trust, Ser. 2005-C22, Class A3, 5.31%, due 12/15/44	9	µ
1,226	Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C23, Class A4, 5.42%, due 1/15/45	1,304
380	WF-RBS Commercial Mortgage Trust, Ser. 2011-C2, Class A1, 2.50%, due 2/15/44	385	ñ
		10,692
Mortgage-Backed Non-Agency (2.9%)
415	Countrywide Home Loans, Ser. 2005-R2, Class 2A4, 8.50%, due 6/25/35	443	ñ
1,126	GSMPS Mortgage Loan Trust, Ser. 2005-RP2, Class 1A4, 8.50%, due 3/25/35	1,209	ñ
238	GSMPS Mortgage Loan Trust, Ser. 2005-RP3, Class 1A4, 8.50%, due 9/25/35	254	ñ
		1,906
Fannie Mae (4.3%)
861	Pass-Through Certificates, 3.50%, due 10/1/25	908
1,371	Pass-Through Certificates, 3.00%, due 9/1/27	1,417
462	Pass-Through Certificates, 4.50%, due 4/1/39	496
		2,821
Freddie Mac (4.4%)
2	ARM Certificates, 1.63%, due 1/1/17	2	µ
860	Pass-Through Certificates, 3.50%, due 5/1/26	905
1,151	Pass-Through Certificates, 3.00%, due 1/1/27	1,188
681	Pass-Through Certificates, 4.50%, due 11/1/39	730
		2,825
	Total Mortgage-Backed Securities (Cost $19,298)	19,119
Corporate Debt Securities (40.0%)

Auto Manufacturers (1.7%)
590	Daimler Finance N.A. LLC, Guaranteed Notes, 1.65%, due 4/10/15	597	ñ
525	Toyota Motor Credit Corp., Senior Unsecured Medium-Term Notes, 1.00%, due 2/17/15	529
		1,126
Banks (13.0%)
305	American Express Centurion Bank, Senior Unsecured Notes, 0.88%, due 11/13/15	306
360	Bank of America Corp., Senior Unsecured Medium-Term Notes, 3.63%, due 3/17/16	379
835	Citigroup, Inc., Senior Unsecured Notes, 2.65%, due 3/2/15	852
395	Goldman Sachs Group, Inc., Senior Unsecured Medium-Term Notes, 1.60%, due 11/23/15	399
1,670	JPMorgan Chase & Co., Senior Unsecured Medium-Term Notes, 1.88%, due 3/20/15	1,692	@
745	Morgan Stanley, Senior Unsecured Global Medium-Term Notes, 6.00%, due 5/13/14	756
155	Morgan Stanley, Senior Unsecured Notes, 1.75%, due 2/25/16	157
1,330	Royal Bank of Canada, Senior Unsecured Global Medium-Term Notes, 1.45%, due 10/30/14	1,342
470	Sumitomo Mitsui Banking Corp., Bank Guaranteed Notes, 0.90%, due 1/18/16	471
1,265	Wells Fargo & Co., Senior Unsecured Notes, 1.50%, due 7/1/15	1,282
820	Westpac Banking Corp., Senior Unsecured Notes, 1.13%, due 9/25/15	829
		8,465
Beverages (2.3%)
1,390	Anheuser-Busch InBev Finance, Inc., Guaranteed Notes, 0.80%, due 1/15/16	1,395	@
80	Heineken NV, Senior Unsecured Notes, 0.80%, due 10/1/15	80	ñ
		1,475
Commercial Services (0.1%)
90	ERAC USA Finance LLC, Guaranteed Notes, 1.40%, due 4/15/16	90	ñ
Computers (2.8%)
425	Hewlett-Packard Co., Senior Unsecured Notes, 2.20%, due 12/1/15	435
1,400	IBM Corp., Senior Unsecured Notes, 0.88%, due 10/31/14	1,407	@
		1,842
Diversified Financial Services (5.7%)
540	American Honda Finance Corp., Unsecured Notes, 1.00%, due 8/11/15	544	ñ
430	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 4.25%, due 2/3/17	462
405	General Electric Capital Corp., Senior Unsecured Notes, 5.90%, due 5/13/14	411	@
455	General Electric Capital Corp., Senior Unsecured Notes, 2.15%, due 1/9/15	463
530	General Electric Capital Corp., Senior Unsecured Medium-Term Notes, 1.00%, due 1/8/16	533
390	General Electric Capital Corp., Senior Unsecured Global Medium-Term Notes, 1.50%, due 7/12/16	396
415	Harley-Davidson Financial Services, Inc., Guaranteed Notes, 1.15%, due 9/15/15	417	ñ
490	John Deere Capital Corp., Senior Unsecured Notes, 0.88%, due 4/17/15	493
		3,719
Electric (0.4%)
260	Electricite de France, Senior Unsecured Notes, 1.15%, due 1/20/17	261	ñ

Electronics (0.4%)
285	Thermo Fisher Scientific, Inc., Senior Unsecured Notes, 1.30%, due 2/1/17	285

Food (0.6%)
170	Kraft Foods Group, Inc., Senior Unsecured Notes, 1.63%, due 6/4/15	173
215	WM Wrigley Jr. Co., Senior Unsecured Notes, 1.40%, due 10/21/16	216	ñ
		389
Insurance (0.4%)
250	Berkshire Hathaway Finance Corp., Guaranteed Notes, 0.95%, due 8/15/16	251

Internet (0.6%)
405	Amazon.com, Inc., Senior Unsecured Notes, 0.65%, due 11/27/15	405

Machinery - Construction & Mining (0.7%)
420	Caterpillar Financial Services Corp., Senior Unsecured Medium-Term Notes, 1.00%, due 11/25/16	421

Media (3.0%)
995	DIRECTV Holdings LLC, Guaranteed Notes, 4.75%, due 10/1/14	1,023
800	NBC Universal Media LLC, Guaranteed Notes, 2.10%, due 4/1/14	802
100	Thomson Reuters Corp., Senior Unsecured Notes, 1.30%, due 2/23/17	100
		1,925
Mining (0.6%)
360	BHP Billiton Finance USA Ltd., Guaranteed Notes, 1.13%, due 11/21/14	362

Oil & Gas (1.6%)
665	BP Capital Markets PLC, Guaranteed Notes, 1.70%, due 12/5/14	673
200	CNOOC Finance 2013 Ltd., Guaranteed Notes, 1.13%, due 5/9/16	200
190	Marathon Oil Corp., Senior Unsecured Notes, 0.90%, due 11/1/15	190
		1,063
Pharmaceuticals (4.4%)
1,050	AbbVie, Inc., Senior Unsecured Notes, 1.20%, due 11/6/15	1,061
415	Express Scripts Holding Co., Guaranteed Notes, 2.10%, due 2/12/15	421
300	Mylan, Inc., Guaranteed Notes, 1.80%, due 6/24/16	306	ñ
135	Mylan, Inc., Senior Unsecured Notes, 1.35%, due 11/29/16	135
675	Novartis Capital Corp., Guaranteed Notes, 2.90%, due 4/24/15	696
275	Perrigo Co. PLC, Guaranteed Notes, 1.30%, due 11/8/16	275	ñ
		2,894
Pipelines (0.7%)
215	Enterprise Products Operating LLC, Guaranteed Notes, 1.25%, due 8/13/15	217
240	TransCanada PipeLines Ltd., Senior Unsecured Notes, 0.88%, due 3/2/15	241
		458
Retail (0.2%)
110	CVS Caremark Corp., Senior Unsecured Notes, 1.20%, due 12/5/16	110

Telecommunications (0.8%)
525	Verizon Communications, Inc., Senior Unsecured Notes, 2.50%, due 9/15/16	543
	Total Corporate Debt Securities (Cost $25,808)	26,084

Asset-Backed Securities (13.1%)
2,075	American Express Credit Account Master Trust, Ser. 2012-4, Class A, 0.40%, due 5/15/20	2,068	µ
1,200	Citibank Credit Card Issuance Trust, Ser. 2013-A1, Class A1, 0.26%, due 4/24/17	1,200	µ
1,650	Ford Credit Auto Owner Trust, Ser. 2014-A, Class A3, 0.79%, due 5/15/18	1,653
650	Hyundai Auto Receivables Trust, Ser. 2014-A, Class A3, 0.79%, due 7/16/18	650	Ø
190	Mercedes-Benz Auto Receivables Trust, Ser. 2012-1, Class A2, 0.37%, due 3/16/15	190
38	Mercedes-Benz Auto Receivables Trust, Ser. 2011-1, Class A3, 0.85%, due 3/16/15	38
194	Nelnet Student Loan Trust, Ser. 2006-1, Class A4, 0.33%, due 11/23/22	194	µ
306	Nissan Auto Receivables Owner Trust, Ser. 2012-B, Class A2, 0.39%, due 4/15/15	306	@
444	SLM Student Loan Trust, Ser. 2004-5, Class A4, 0.39%, due 1/25/21	444	µ
1,145	SLM Student Loan Trust, Ser. 2006-5, Class A4, 0.32%, due 4/25/23	1,143	µ
751	Soundview Home Equity Loan Trust, Ser. 2006-OPT3, Class 2A3, 0.33%, due 6/25/36	662	µ
	Total Asset-Backed Securities (Cost $8,625)	8,548
NUMBER OF SHARES
Short-Term Investments (5.1%)
3,325,642	State Street Institutional Liquid Reserves Fund Institutional Class (Cost $3,326)	3,326

	Total Investments (103.3%) (Cost $67,289)	67,323	##

	Liabilities, less cash, receivables and other assets [(3.3%)]	(2,180)

	Total Net Assets (100.0%)	$65,143

See Notes to Schedule of Investments

                                      JANUARY 31, 2014

Schedule of Investments Neuberger Berman Short Duration High Income Fund
(Unaudited)

PRINCIPAL AMOUNT		VALUE†
($000's omitted)		($000's omitted)z
Bank Loan Obligationsµ (9.3%)

Air Transport (0.2%)
252	Delta Air Lines, Term Loan, 3.50%, due 4/20/17	253

All Telecom (0.7%)
144	Cricket Communications, Inc., Term Loan B, 4.75%, due 10/10/19	144
408	Cricket Communications, Inc., Term Loan C, 4.75%, due 3/8/20	408
199	Integra Telecom, Term Loan B, 5.25%, due 2/22/19	201
255	Level 3 Financing Inc., Term Loan B, 4.00%, due 1/15/20	257
		1,010
Automotive (0.4%)
189	Chrysler Automotive, Term Loan B, 3.50%, due 5/24/17	189
399	Navistar, Inc., Term Loan B, 5.75%, due 8/17/17	405
		594
Building & Development (0.4%)
600	Realogy Corporation, Term Loan B, 4.50%, due 3/5/20	604

Business Equipment & Services (0.9%)
400	Ceridian Corp., Term Loan, 4.41%, due 5/9/17	402
595	Kronos, First Lien Term Loan, 4.50%, due 10/30/19	600
354	Servicemaster Company, Term Loan C, 4.25%, due 1/31/17	354
		1,356
Chemicals & Plastics (0.3%)
199	Dupont Performance Coatings, Term Loan B, 4.75%, due 2/1/20	200
268	PQ Corporation, Term Loan, 4.50%, due 8/7/17	270
		470
Financial Intermediaries (1.1%)
255	First Data Corporation, Term Loan, 4.16%, due 3/24/17	255
620	First Data Corporation, Term Loan, 4.16%, due 3/23/18	619
720	Nuveen Inv., First Lien Term Loan B, 4.16%, due 5/13/17	718	¢^^
		1,592
Food & Drug Retailers (0.3%)
55	Rite Aid Corp., Term Loan 1, 5.75%, due 8/21/20	56
380	Rite Aid Corp., Term Loan 2, 4.88%, due 6/21/21	386
		442
Health Care (0.3%)
410	CHS/Community Health, Term Loan D, due 1/27/21	414	¢^^

Leisure Goods - Activities - Movies (0.2%)
265	Warner Music Group, Term Loan B, 3.75%, due 7/1/20	265

Lodging & Casinos (2.1%)
402	Centaur Acquisition, LLC, Second Lien Term Loan, 8.75%, due 2/20/20	411
625	CityCenter, Term Loan B, 5.00%, due 10/16/20	632
501	Hilton Worldwide, Term Loan, 3.75%, due 10/26/20	504
1,010	Mohegan Tribal Gaming, Term Loan B, 5.50%, due 11/19/19	1,026
615	Station Casinos, Term Loan B, 5.00%, due 3/2/20	621
		3,194
Nonferrous Metals - Minerals (0.5%)
514	Arch Coal, Term Loan, 6.25%, due 5/16/18	508
232	Peabody Energy Corp., Term Loan, 4.25%, due 9/24/20	234
		742

Oil & Gas (0.6%)
825	Chesapeake Energy, Term Loan B, 5.75%, due 12/2/17	844

Publishing (0.5%)
800	Tribune Company, Term Loan, 4.00%, due 12/27/20	798

Radio & Television (0.6%)
415	Clear Channel, Term Loan B, 3.91%, due 1/29/16	405	¢^^
321	Cumulus Media, Term Loan, 4.25%, due 12/23/20	324
203	Univision Communications Inc., Term Loan, 4.00%, due 3/1/20	204
		933
Retailers (except food & drug) (0.2%)
290	Sears Holding Corp., Term Loan, 5.50%, due 6/30/18	290
	Total Bank Loan Obligations (Cost $13,716)	13,801

Corporate Debt Securities (88.8%)

Aerospace & Defense (0.3%)
410	Bombardier, Inc., Senior Notes, 4.25%, due 1/15/16	424	ñ

Airlines (0.7%)
845	Continental Airlines, Inc., Senior Secured Notes, 6.75%, due 9/15/15	868	ñ
201	United Airlines, Inc., Pass-Through Certificates, Ser. 2009-2, Class A, 9.75%, due 1/15/17	232
		1,100
Auto Loans (0.9%)
235	General Motors Financial Co., Inc., Guaranteed Notes, 2.75%, due 5/15/16	234	ñ
1,030	General Motors Financial Co., Inc., Guaranteed Notes, 4.75%, due 8/15/17	1,079	ñ
		1,313
Beverages (0.5%)
25	Constellation Brands, Inc., Guaranteed Notes, 7.25%, due 9/1/16	28
625	Constellation Brands, Inc., Guaranteed Notes, 7.25%, due 5/15/17	722
		750
Building & Construction (2.0%)
260	D.R. Horton, Inc., Guaranteed Notes, 3.63%, due 2/15/18	264
65	Lennar Corp., Guaranteed Notes, Ser. B, 5.60%, due 5/31/15	68
1,215	Lennar Corp., Guaranteed Notes, 4.75%, due 12/15/17	1,270	@
155	Lennar Corp., Guaranteed Notes, 4.13%, due 12/1/18	155
120	Ryland Group, Inc., Guaranteed Notes, 8.40%, due 5/15/17	139
635	Shea Homes L.P., Senior Secured Notes, 8.63%, due 5/15/19	698	@
280	Standard Pacific Corp., Guaranteed Notes, 10.75%, due 9/15/16	339
80	Standard Pacific Corp., Guaranteed Notes, 8.38%, due 5/15/18	94
		3,027
Building Materials (1.1%)
220	Masco Corp., Senior Unsecured Notes, 6.13%, due 10/3/16	243
175	USG Corp., Guaranteed Notes, 9.75%, due 8/1/14	182	ñ
230	USG Corp., Senior Unsecured Notes, 6.30%, due 11/15/16	247
925	USG Corp., Guaranteed Notes, 8.38%, due 10/15/18	999	ñ
		1,671
Chemicals (2.2%)
150	Ashland, Inc., Senior Unsecured Notes, 3.00%, due 3/15/16	153
350	Hexion US Finance Corp., Senior Secured Notes, 6.63%, due 4/15/20	363
1,240	Huntsman Int'l LLC, Guaranteed Notes, 8.63%, due 3/15/20	1,365
675	Momentive Performance Materials, Inc., Senior Secured Notes, 8.88%, due 10/15/20	721
665	PQ Corp., Secured Notes, 8.75%, due 5/1/18	725	ñ
		3,327
Consumer - Commercial Lease Financing (9.4%)
970	Aircastle Ltd., Senior Unsecured Notes, 4.63%, due 12/15/18	977
265	Ally Financial, Inc., Guaranteed Notes, 4.63%, due 6/26/15	275
795	Ally Financial, Inc., Guaranteed Notes, 3.13%, due 1/15/16	812
680	Ally Financial, Inc., Guaranteed Notes, 3.50%, due 7/18/16	699
745	Ally Financial, Inc., Guaranteed Notes, 2.75%, due 1/30/17	748
1,180	Ally Financial, Inc., Guaranteed Notes, 5.50%, due 2/15/17	1,273
400	Ally Financial, Inc., Guaranteed Notes, 4.75%, due 9/10/18	418
644	AWAS Aviation Capital Ltd., Senior Secured Notes, 7.00%, due 10/17/16	669	ñ
80	CIT Group, Inc., Senior Unsecured Notes, 4.75%, due 2/15/15	82	ñ
1,545	CIT Group, Inc., Senior Unsecured Notes, 5.00%, due 5/15/17	1,645	@
960	CIT Group, Inc., Senior Unsecured Notes, 4.25%, due 8/15/17	996
325	Int'l Lease Finance Corp., Senior Unsecured Medium-Term Notes, Ser. R, 5.65%, due 6/1/14	329
900	Int'l Lease Finance Corp., Senior Unsecured Notes, 8.63%, due 9/15/15	995
250	Int'l Lease Finance Corp., Senior Secured Notes, 6.75%, due 9/1/16	278	ñ
1,015	Int'l Lease Finance Corp., Senior Unsecured Notes, 8.75%, due 3/15/17	1,182
290	Int'l Lease Finance Corp., Senior Unsecured Notes, 8.88%, due 9/1/17	344
1,290	SLM Corp., Senior Unsecured Medium-Term Notes, 5.50%, due 1/15/19	1,320
870	SLM Corp., Senior Unsecured Medium-Term Notes, 4.88%, due 6/17/19	862
		13,904
Consumer - Products (0.1%)
100	Alphabet Holding Co., Inc., Senior Unsecured Notes, 7.75%, due 11/1/17	103	ñc

Department Stores (1.1%)
1,890	Sears Holdings Corp., Secured Notes, 6.63%, due 10/15/18	1,703

Electric - Generation (2.8%)
947	Calpine Corp., Senior Secured Notes, 7.88%, due 7/31/20	1,037	ñ
1,425	NRG Energy, Inc., Guaranteed Notes, 7.63%, due 1/15/18	1,603
350	NRG Energy, Inc., Guaranteed Notes, 8.50%, due 6/15/19	372
1,000	NRG Energy, Inc., Guaranteed Notes, 8.25%, due 9/1/20	1,092
		4,104
Electric - Integrated (0.3%)
365	IPALCO Enterprises, Inc., Senior Secured Notes, 7.25%, due 4/1/16	401	ñ

Electronics (1.3%)
1,085	Amkor Technology, Inc., Guaranteed Notes, 7.38%, due 5/1/18	1,129
200	Ceridian Corp., Senior Secured Notes, 8.88%, due 7/15/19	227	ñ
575	NXP BV Funding LLC, Guaranteed Notes, 3.50%, due 9/15/16	585	ñ
		1,941
Energy - Exploration & Production (8.4%)
765	Chesapeake Energy Corp., Guaranteed Notes, 3.25%, due 3/15/16	772
935	Chesapeake Energy Corp., Guaranteed Notes, 6.50%, due 8/15/17	1,049
1,230	Denbury Resources, Inc., Guaranteed Notes, 8.25%, due 2/15/20	1,347
1,610	EP Energy LLC/EP Energy Finance, Inc., Senior Unsecured Notes, 9.38%, due 5/1/20	1,851
125	EP Energy LLC/Everest Acquisition Finance, Inc., Senior Secured Notes, 6.88%, due 5/1/19	134
585	EXCO Resources, Inc., Guaranteed Notes, 7.50%, due 9/15/18	578
2,570	Linn Energy LLC, Guaranteed Notes, 8.63%, due 4/15/20	2,776
1,705	SandRidge Energy, Inc., Guaranteed Notes, 8.75%, due 1/15/20	1,841
360	SM Energy Co., Senior Unsecured Notes, 6.63%, due 2/15/19	381
700	Whiting Petroleum Corp., Guaranteed Notes, 5.00%, due 3/15/19	719
905	WPX Energy, Inc., Senior Unsecured Notes, 5.25%, due 1/15/17	971
		12,419
Gaming (4.1%)
335	Ameristar Casinos, Inc., Guaranteed Notes, 7.50%, due 4/15/21	363
695	GLP Capital L.P./GLP Financing II, Inc., Guaranteed Notes, 4.38%, due 11/1/18	712	ñ
1,200	Graton Economic Development Authority, Senior Secured Notes, 9.63%, due 9/1/19	1,380	ñ
1,130	MGM Mirage, Inc., Guaranteed Notes, 7.50%, due 6/1/16	1,263
385	MGM Resorts Int'l, Guaranteed Notes, 7.63%, due 1/15/17	437
300	MGM Resorts Int'l, Guaranteed Notes, 8.63%, due 2/1/19	353
620	MTR Gaming Group, Inc., Secured Notes, 11.50%, due 8/1/19	698
225	Peninsula Gaming LLC, Guaranteed Notes, 8.38%, due 2/15/18	243	ñ
225	Station Casinos LLC, Guaranteed Notes, 7.50%, due 3/1/21	240
315	Wynn Las Vegas LLC, Unsecured Notes, 7.75%, due 8/15/20	350
		6,039
Gas Distribution (3.4%)
1,620	AmeriGas Partners L.P./AmeriGas Finance Corp., Senior Unsecured Notes, 6.25%, due 8/20/19	1,729
525	El Paso Corp., Senior Secured Notes, 7.00%, due 6/15/17	594
81	Kinder Morgan Finance Co., Senior Secured Notes, 5.70%, due 1/5/16	86
510	Regency Energy Partners L.P./Regency Energy Finance Corp., Guaranteed Notes, 6.88%, due 12/1/18	546
295	Southern Star Central Corp., Senior Unsecured Notes, 6.75%, due 3/1/16	296
1,620	Suburban Propane Partners L.P./Suburban Energy Finance Corp., Senior Unsecured Notes, 7.50%, due 10/1/18	1,729
		4,980
Health Facilities (5.9%)
450	CHS/Community Health Systems, Inc., Senior Secured Notes, 5.13%, due 8/15/18	475
1,335	CHS/Community Health Systems, Inc., Guaranteed Notes, 8.00%, due 11/15/19	1,465
330	DaVita HealthCare Partners, Inc., Guaranteed Notes, 6.63%, due 11/1/20	354
385	FWCT - 2 Escrow Corp., Senior Secured Notes, 5.13%, due 8/1/21	387	ñ
895	FWCT - 2 Escrow Corp., Guaranteed Notes, 6.88%, due 2/1/22	917	ñ
980	HCA, Inc., Senior Secured Notes, 8.50%, due 4/15/19	1,034	@
320	HCA, Inc., Senior Secured Notes, 7.88%, due 2/15/20	342
480	IASIS Healthcare LLC/IASIS Capital Corp., Guaranteed Notes, 8.38%, due 5/15/19	512
1,000	OMEGA Healthcare Investors, Inc., Guaranteed Notes, 7.50%, due 2/15/20	1,078
1,785	Tenet Healthcare Corp., Senior Secured Notes, 6.25%, due 11/1/18	1,973
180	United Surgical Partners Int'l, Inc., Guaranteed Notes, 9.00%, due 4/1/20	201
		8,738
Health Services (0.7%)
302	Emergency Medical Services Corp., Guaranteed Notes, 8.13%, due 6/1/19	325
110	Healthcare Technology Intermediate, Inc., Senior Unsecured Notes, 7.38%, due 9/1/18	114	ñc
203	Service Corp. Int'l, Senior Unsecured Notes, 6.75%, due 4/1/15	214
387	Service Corp. Int'l, Senior Unsecured Notes, 6.75%, due 4/1/16	422
		1,075
Investments & Misc. Financial Services (0.6%)
475	Icahn Enterprises L.P./Icahn Enterprises Finance Corp., Guaranteed Notes, 3.50%, due 3/15/17	476	ñ
465	Icahn Enterprises L.P./Icahn Enterprises Finance Corp., Guaranteed Notes, 4.88%, due 3/15/19	463	ñ
		939
Leisure (0.9%)
895	Cedar Fair L.P., Guaranteed Notes, 9.13%, due 8/1/18	967
360	Royal Caribbean Cruises Ltd., Senior Unsecured Notes, 7.25%, due 6/15/16	402
		1,369
Machinery (1.8%)
1,155	Case New Holland, Inc., Guaranteed Notes, 7.88%, due 12/1/17	1,353
70	CNH Capital LLC, Guaranteed Notes, 3.88%, due 11/1/15	72
200	CNH Capital LLC, Guaranteed Notes, 6.25%, due 11/1/16	220
335	Terex Corp., Guaranteed Notes, 6.50%, due 4/1/20	359
355	The Manitowoc Co., Inc., Guaranteed Notes, 9.50%, due 2/15/18	373
300	The Manitowoc Co., Inc., Guaranteed Notes, 8.50%, due 11/1/20	338
		2,715
Managed Care (0.3%)
360	MPH Intermediate Holding Co. 2, Senior Unsecured Notes, 8.38%, due 8/1/18	371	ñc

Media - Broadcast (1.6%)
415	Clear Channel Communications, Inc., Senior Unsecured Notes, 5.50%, due 9/15/14	412
340	Cumulus Media Holdings, Inc., Guaranteed Notes, 7.75%, due 5/1/19	365
1,440	Univision Communications, Inc., Senior Secured Notes, 6.88%, due 5/15/19	1,544	ñ
		2,321
Media - Cable (5.1%)
400	CCO Holdings LLC, Guaranteed Notes, 7.25%, due 10/30/17	424	@
365	CCO Holdings LLC, Guaranteed Notes, 8.13%, due 4/30/20	397
885	CCO Holdings LLC, Guaranteed Notes, 7.38%, due 6/1/20	962
895	CSC Holdings, Inc., Senior Unsecured Notes, 7.88%, due 2/15/18	1,025
1,000	DISH DBS Corp., Guaranteed Notes, 4.63%, due 7/15/17	1,047
520	DISH DBS Corp., Guaranteed Notes, 4.25%, due 4/1/18	530
1,650	EchoStar DBS Corp., Guaranteed Notes, 7.13%, due 2/1/16	1,815
445	UPCB Finance III Ltd., Senior Secured Notes, 6.63%, due 7/1/20	472	ñ
840	Virgin Media Finance PLC, Guaranteed Notes, 8.38%, due 10/15/19	908
		7,580
Media - Diversified (1.5%)
250	Gannett Co., Inc., Guaranteed Notes, 6.38%, due 9/1/15	266
740	Gannett Co., Inc., Guaranteed Notes, 7.13%, due 9/1/18	784
215	Gannett Co., Inc., Guaranteed Notes, 5.13%, due 10/15/19	222	ñ
710	Gannett Co., Inc., Guaranteed Notes, 5.13%, due 7/15/20	711	ñ
300	IAC/InterActiveCorp, Senior Unsecured Notes, 4.88%, due 11/30/18	309	ñ
		2,292
Media - Services (0.5%)
685	Clear Channel Worldwide Holdings, Inc., Guaranteed Notes, Ser. B, 7.63%, due 3/15/20	723

Medical Products (0.6%)
575	Fresenius Medical Care US Finance, Inc., Guaranteed Notes, 6.88%, due 7/15/17	652
210	Fresenius Medical Care US Finance, Inc., Guaranteed Notes, 6.50%, due 9/15/18	236	ñ
		888
Metals - Mining Excluding Steel (1.9%)
155	Arch Coal, Inc., Secured Notes, 8.00%, due 1/15/19	155	ñ
682	FMG Resources (August 2006) Pty Ltd., Guaranteed Notes, 7.00%, due 11/1/15	709	ñ@
880	Peabody Energy Corp., Guaranteed Notes, 7.38%, due 11/1/16	990
650	Peabody Energy Corp., Guaranteed Notes, 6.00%, due 11/15/18	692
330	Walter Energy, Inc., Senior Secured Notes, 9.50%, due 10/15/19	335	ñ
		2,881
Packaging (3.0%)
130	Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Issuer, Inc., Guaranteed Notes, 5.63%, due 12/15/16	133	ñ
475	Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Issuer, Inc., Guaranteed Notes, 6.00%, due 6/15/17	487	ñ
380	Owens-Brockway Glass Container, Inc., Guaranteed Notes, 7.38%, due 5/15/16	425
250	Reynolds Group Issuer, Inc., Senior Secured Notes, 7.13%, due 4/15/19	264
2,185	Reynolds Group Issuer, Inc., Senior Secured Notes, 7.88%, due 8/15/19	2,403
710	Reynolds Group Issuer, Inc., Senior Secured Notes, 5.75%, due 10/15/20	726
		4,438
Pharmaceuticals (2.8%)
445	Endo Pharmaceuticals Holdings, Inc., Guaranteed Notes, 7.00%, due 7/15/19	474
510	Forest Laboratories, Inc., Senior Unsecured Notes, 4.38%, due 2/1/19	512	ñ
660	Jaguar Holding Co. II/Jaguar Merger Sub., Inc., Senior Unsecured Notes, 9.50%, due 12/1/19	741	ñ
460	Valeant Pharmaceuticals Int'l, Guaranteed Notes, 6.75%, due 10/1/17	489	ñ
845	Valeant Pharmaceuticals Int'l, Senior Unsecured Notes, 6.75%, due 8/15/18	926	ñ
915	Valeant Pharmaceuticals Int'l, Guaranteed Notes, 6.88%, due 12/1/18	977	ñ
		4,119
Printing & Publishing (2.0%)
1,455	R. R. Donnelley & Sons Co., Senior Unsecured Notes, 8.60%, due 8/15/16	1,677	@
264	R. R. Donnelley & Sons Co., Senior Unsecured Notes, 7.25%, due 5/15/18	302
900	R. R. Donnelley & Sons Co., Senior Unsecured Notes, 8.25%, due 3/15/19	1,042
		3,021
Software - Services (3.0%)
2,045	First Data Corp., Senior Secured Notes, 7.38%, due 6/15/19	2,183	ñ
700	Sophia Holding Finance LP/Sophia Holding Finance, Inc., Guaranteed Notes, 9.63%, due 12/1/18	724	ñc
510	Sophia, L.P., Guaranteed Notes, 9.75%, due 1/15/19	565	ñ
310	SunGard Data Systems, Inc., Guaranteed Notes, 7.38%, due 11/15/18	329
576	Syniverse Holdings, Inc., Guaranteed Notes, 9.13%, due 1/15/19	629
		4,430
Specialty Retail (1.1%)
695	Limited Brands, Inc., Senior Unsecured Notes, 6.90%, due 7/15/17	799
295	Michaels FinCo Holdings LLC / Michaels FinCo, Inc., Senior Unsecured Notes, 7.50%, due 8/1/18	303	ñc
430	Sally Holdings LLC/Sally Capital, Inc., Guaranteed Notes, 6.88%, due 11/15/19	473
		1,575
Steel Producers - Products (2.3%)
805	ArcelorMittal, Senior Unsecured Notes, 4.25%, due 2/25/15	821
365	ArcelorMittal, Senior Unsecured Notes, 4.25%, due 8/5/15	376
1,810	ArcelorMittal, Senior Unsecured Notes, 5.00%, due 2/25/17	1,901	@
325	Steel Dynamics, Inc., Guaranteed Notes, 6.13%, due 8/15/19	355
		3,453
Support - Services (3.3%)
715	APX Group, Inc., Senior Secured Notes, 6.38%, due 12/1/19	719
355	APX Group, Inc., Guaranteed Notes, 8.75%, due 12/1/20	360	ñ
575	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Guaranteed Notes, 4.88%, due 11/15/17	600
580	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Guaranteed Notes, 2.99%, due 12/1/17	583	ñµ
370	Hertz Corp., Guaranteed Notes, 7.50%, due 10/15/18	395
1,045	Iron Mountain, Inc., Guaranteed Notes, 7.75%, due 10/1/19	1,160
55	Knowledge Learning Corp., Guaranteed Notes, 7.75%, due 2/1/15	54	ñ
445	ServiceMaster Co., Guaranteed Notes, 8.00%, due 2/15/20	461
470	United Rentals N.A., Inc., Secured Notes, 5.75%, due 7/15/18	502
		4,834
Telecom - Integrated Services (6.1%)
715	CenturyLink, Inc., Senior Unsecured Notes, Ser. V, 5.63%, due 4/1/20	722
1,260	Frontier Communications Corp., Senior Unsecured Notes, 8.25%, due 4/15/17	1,457
340	Hughes Satellite Systems Corp., Senior Secured Notes, 6.50%, due 6/15/19	370
970	Intelsat Jackson Holdings SA, Guaranteed Notes, 8.50%, due 11/1/19	1,052
195	Intelsat Luxembourg SA, Guaranteed Notes, 6.75%, due 6/1/18	207	ñ
415	Level 3 Financing, Inc., Guaranteed Notes, 9.38%, due 4/1/19	463
655	Level 3 Financing, Inc., Guaranteed Notes, 8.13%, due 7/1/19	719
1,160	Telesat Canada/Telesat LLC, Guaranteed Notes, 6.00%, due 5/15/17	1,203	ñ
2,455	Windstream Corp., Guaranteed Notes, 7.88%, due 11/1/17	2,805	@
		8,998
Telecom - Wireless (5.2%)
645	Sprint Capital Corp., Guaranteed Notes, 6.90%, due 5/1/19	697
1,140	Sprint Nextel Corp., Senior Unsecured Notes, 6.00%, due 12/1/16	1,234
1,925	Sprint Nextel Corp., Senior Unsecured Notes, 8.38%, due 8/15/17	2,224
185	T-Mobile USA, Inc., Guaranteed Notes, 5.25%, due 9/1/18	195	ñ
2,520	T-Mobile USA, Inc., Guaranteed Notes, 6.46%, due 4/28/19	2,652
650	T-Mobile USA, Inc., Guaranteed Notes, 6.54%, due 4/28/20	688
		7,690
	Total Corporate Debt Securities (Cost $131,183)	131,656

Convertible Bonds (0.4%)
645	Alpha Appalachia Holdings, Inc., Guaranteed Notes, 3.25%, due 8/1/15 (Cost $630)	647

NUMBER OF SHARES

Short-Term Investments (0.6%)
848,780	State Street Institutional Liquid Reserves Fund Institutional Class (Cost $849)	849

	Total Investments (99.1%) (Cost $146,378)	146,953	##

	Cash, receivables and other assets, less liabilities (0.9%)	1,324

	Total Net Assets (100.0%)	$148,277

See Notes to Schedule of Investments

JANUARY 31, 2014

Schedule of Investments Neuberger Berman Strategic Income Fund
(Unaudited)

PRINCIPAL AMOUNT			VALUE	†
($000's omitted)			($000's omitted)	z

Bank Loan Obligationsµ (16.2%)

Aerospace & Defense (0.2%)
	1,034	Silver II/Hamilton Sundstrand Corporation, Term Loan, 4.00%, due 12/13/19	1,038
	617	Transdigm Inc., Term Loan C, 3.75%, due 2/28/20	621
			1,659
Air Transport (0.2%)
	1,871	American Airlines Inc., Term Loan B, 3.75%, due 6/27/19	1,882
	967	United Air Lines, Inc., Term Loan B, 4.00%, due 4/1/19	976
			2,858
All Telecom (0.8%)
	769	Arris Group, Term Loan B, 3.50%, due 4/17/20	767
	485	Consolidated Communications Inc., Term Loan, 4.25%, due 12/23/20	490
	1,474	Cricket Communications, Inc.,Term Loan C, 4.75%, due 3/8/20	1,475
	970	Integra Telecom, Term Loan B, 5.25%, due 2/22/19	981
	1,120	Intelsat Jackson HLDG, Term Loan B-2, 3.75%, due 6/30/19	1,129
	1,780	Level 3 Financing Inc., Term Loan B-III, 4.00%, due 8/1/19	1,789
	1,330	Level 3 Financing Inc., Term Loan B, 4.00%, due 1/15/20	1,338
	1,460	Syniverse Technologies, Term Loan B, 4.00%, due 4/23/19	1,466	¢^^
			9,435
Automotive (0.7%)
	1,315	Allison Transmission, Term Loan B-3, 3.75%, due 8/23/19	1,318
	1,137	Chrysler Automotive, Term Loan B, 3.50%, due 5/24/17	1,140
	1,960	Goodyear Engineered Products, Term Loan, 5.25%, due 9/8/17	1,967
	979	Goodyear Tire & Rubber Company, Second Lien Term Loan, 4.75%, due 4/30/19	988
	2,676	TI Group Automotive, Term Loan, 5.50%, due 3/28/19	2,689
			8,102
Building & Development (0.4%)
	778	American Builders & Co., Inc, Term Loan B, 3.50%, due 4/16/20	781
	1,532	Capital Automotive LP, Term Loan B-1, 4.00%, due 4/10/19	1,543
	940	Capital Automotive LP, Second Lien Term Loan, 6.00%, due 4/30/20	972
	1,939	Realogy Corporation, Term Loan B, 4.50%, due 3/5/20	1,951
			5,247
Business Equipment & Services (1.8%)
	1,606	Acosta Inc., Term Loan B, 4.25%, due 3/3/18	1,617
	923	Advantage Sales & Marketing, First Lien Term Loan, 4.25%, due 12/18/17	928
	1,885	BMC Software, Term Loan, 5.00%, due 9/10/20	1,882
	1,451	Brand Services, Inc., Term Loan, 4.75%, due 11/26/20	1,456
	297	Brickman Group Holdings Inc., First Lien Term Loan B, 4.00%, due 12/20/20	303	¢^^
	745	Brickman Group Holdings Inc., Second Lien Term Loan, 7.50%, due 12/31/21	748
	785	Brock Holdings III, First Lien Term Loan, due 3/16/17	787	¢^^
	2,343	Ceridian Corp., Term Loan, 4.41%, due 5/9/17	2,352
	1,006	Genesys, Term Loan 2, 4.50%, due 11/13/20	1,007	¢^^
	996	KAR Auction Services, Inc., Term Loan, 3.75%, due 5/19/17	1,001
	987	Kronos, First Lien Term Loan, 4.50%, due 10/30/19	996
	791	Minimax Viking, Term Loan B1, 4.50%, due 8/14/20	796
	925	Mitchell International, Inc., Term Loan B, 4.50%, due 10/12/20	934	¢^^
	555	Mitchell International, Inc., Second Lien Term Loan, 8.50%, due 10/11/21	566	¢^^
	989	Monitronics, Term Loan B, 4.25%, due 3/23/18	994
	778	Protection One, Term Loan B, 4.25%, due 3/21/19	778
	485	Quintiles Transnational, Term Loan B-3, due 6/8/18	486	¢^^
	1,385	Servicemaster Company, Term Loan C, 4.25%, due 1/31/17	1,381	¢^^
	1,378	SunGard Data Systems, Term Loan E, 4.00%, due 3/8/20	1,385
	615	SymphonyIRI Group, Inc., Term Loan, 4.75%, due 9/30/20	621
	1,294	West Corporation, Term Loan B10, 3.25%, due 6/30/18	1,296
			22,314
Chemicals & Plastics (0.6%)
	80	Dupont Performance Coatings, First Lien Term Loan, due 2/1/20	81	¢^^
	889	Dupont Performance Coatings, Term Loan B, 4.75%, due 2/1/20	896
	655	Huntsman International LLC, Term Loan B, due 10/15/20	656	¢^^
	1,377	Ineos Holdings, First Lien Term Loan, 4.00%, due 5/4/18	1,383
	1,722	MacDermid Inc., First Lien Term Loan B, 4.00%, due 6/7/20	1,734
	875	OXEA FIN/CY SCA, First Lien Term Loan B-2, 4.25%, due 1/15/20	880
	1,908	PQ Corporation, Term Loan, 4.50%, due 8/7/17	1,922
			7,552
Conglomerates (0.3%)
	943	Crosby Worldwide, First Lien Term Loan, 4.00%, due 11/23/20	946
	400	Crosby Worldwide, Second Lien Term Loan, 7.00%, due 11/22/21	405
	970	Filtration Group, First Lien Term Loan, due 11/20/20	980	¢^^
	485	Filtration Group, Second Lien Term Loan, 8.25%, due 11/22/21	497
	500	Southwire, Term Loan B, due 2/5/21	501	¢^^
	495	VAT Holding, Term Loan B, due 1/29/21	496	¢^^
			3,825
Containers & Glass Products (0.6%)
	485	Ardagh Packaging, Term Loan, 4.25%, due 12/17/19	487
	260	Ardagh Packaging, Term Loan B, due 12/17/19	261	Ñ ¢^^
	1,200	Berlin Packaging, First Lien Term Loan, 4.75%, due 4/2/19	1,215	Ñ
	570	Berlin Packaging, Second Lien Term Loan, 8.75%, due 4/2/20	583	Ñ
	1,072	Berry Plastics, Term Loan D, 3.50%, due 2/8/20	1,067
	405	Berry Plastics, First Lien Term Loan C, 3.75%, due 1/6/21	404
	2,987	Reynolds Group, Term Loan, 4.00%, due 12/1/18	3,018
			7,035
Drugs (0.3%)
	1,318	Par Pharmaceutical Companies, Inc., Term Loan B-1, 4.25%, due 9/30/19	1,321
	1,610	Valeant Pharmaceuticals, Term Loan B, 3.75%, due 2/13/19	1,621
			2,942
Ecological Services & Equipment (0.1%)
	1,044	ADS Waste Holdings, Inc., Term Loan B, 4.25%, due 10/9/19	1,047
Electronics - Electrical (0.7%)
	1,999	Datatel-Sophia LP, Term Loan B, 4.50%, due 7/19/18	2,019
	752	Epicor Software Corp., Term Loan B, 4.00%, due 5/16/18	756
	1,012	Freescale Semiconductor, Term Loan B-4, 5.00%, due 3/1/20	1,020
	588	Freescale Semiconductor, Term Loan B5, 5.00%, due 1/15/21	596
	1,758	Go Daddy, Term Loan B-3, 4.00%, due 12/17/18	1,765
	579	NXP Funding, Term Loan D, 3.25%, due 1/11/20	579
	1,639	Verint Systems Inc., Term Loan, 4.00%, due 9/6/19	1,643
			8,378
Equipment Leasing (0.3%)
	1,384	AWAS Fin Lux 2012 SA, Term Loan, 3.50%, due 7/16/18	1,389
	2,235	International Lease Finance Co., Term Loan, 3.50%, due 6/30/17	2,236
			3,625
Financial Intermediaries (1.7%)
	744	American Capital, Term Loan B, 4.00%, due 8/22/16	748
	1,946	CITCO, Term Loan, 4.25%, due 6/29/18	1,952
	595	First Data Corporation, Term Loan, due 3/24/17	595	¢^^
	2,780	First Data Corporation, Term Loan, 4.16%, due 3/24/17	2,778
	30	First Data Corporation, Term Loan, 4.16%, due 3/23/18	30
	1,530	First Data Corporation, Term Loan B, 4.16%, due 9/24/18	1,529
	580	Grosvenor Capital Management Holdings, LLLP, Term Loan, 3.75%, due 1/4/21	579
	713	Guggenheim Partners, Term Loan, 4.25%, due 7/22/20	721
	1,351	Mondrian Investment, Term Loan B-1, 4.00%, due 3/9/20	1,352
	960	MoneyGram International, Term Loan, 4.25%, due 3/27/20	968
	1,841	Nuveen Inv., First Lien Term Loan B, 4.16%, due 5/13/17	1,836
	290	Nuveen Inv., Second Lien Term Loan B, 6.50%, due 2/28/19	288
	2,139	Ocwen Financial, Term Loan, 5.00%, due 2/15/18	2,156
	1,355	SAM Finance, Term Loan, 4.25%, due 12/17/20	1,360
	1,085	Springleaf, Term Loan, 4.75%, due 9/30/19	1,097
	1,209	TCW Group, Term Loan, 4.00%, due 2/6/20	1,218
	1,459	Walter Investment Mgmt, Term Loan B, 4.75%, due 12/18/20	1,469	¢^^
			20,676
Food & Drug Retailers (0.3%)
	2,762	Rite Aid Corp., Term Loan 6, 4.00%, due 2/21/20	2,777
	1,040	Rite Aid Corp., Term Loan 2, 4.88%, due 6/21/21	1,057
			3,834
Food Products (0.4%)
	930	Del Monte Corp., Term Loan, 4.00%, due 3/8/18	933
	970	Del Monte Foods, First Lien Term Loan, due 11/26/20	973	¢^^
	245	Del Monte Foods, Second Lien Term Loan, due 7/31/21	248	¢^^
	1,670	HJ Heinz Company, Term Loan B-2, 3.50%, due 6/5/20	1,686
	1,462	Pinnacle Foods Finance LLC, Term Loan G, 3.25%, due 4/29/20	1,464
			5,304
Food Service (0.3%)
	1,097	Aramark Corporation, Term Loan D, 4.00%, due 9/9/19	1,104
	2,964	US Foodservice Inc., Term Loan, 4.50%, due 3/31/19	2,990
			4,094
Health Care (0.9%)
	1,254	Biomet, Inc., Term Loan B-2, 3.66%, due 7/25/17	1,261
	1,145	CHS/Community Health, Term Loan D, due 1/27/21	1,157	¢^^
	1,342	DaVita, Inc., Term Loan B-2, 4.00%, due 11/1/19	1,351
	1,104	EMS-Emergency Medical Services, Term Loan, 4.00%, due 5/25/18	1,109
	970	IASIS Healthcare Corporation, Term Loan B-2, 4.50%, due 5/3/18	977
	1,768	Immucor, Term Loan B-2, 5.00%, due 8/19/18	1,780
	300	National Mentor, Inc., Term Loan B, due 1/31/21	302	¢^^
	977	Pharmaceutical Product Development, Inc., Term Loan, 4.00%, due 12/5/18	981
	903	Sheridan Healthcare, First Lien Term Loan, 4.50%, due 6/29/18	909
	33	Sheridan Healthcare, First Lien Term Loan DD, due 6/29/18	33	¢^^
	226	Sheridan Healthcare, Second Lien Term Loan, 8.25%, due 12/20/21	231	¢^^
	1,021	United Surgical Partners International, Inc., Term Loan B, 4.75%, due 4/3/19	1,027
			11,118
Home Furnishings (0.1%)
	1,409	AOT Bedding Super Holdings, LLC, Term Loan B, 4.25%, due 10/1/19	1,420	¢^^
Industrial Equipment (0.2%)
	1,129	Husky Injection Molding, Term Loan, 4.25%, due 7/2/18	1,136
	1,631	Rexnord Corp., Term Loan B, 4.00%, due 8/21/20	1,638
			2,774
Insurance (0.1%)
	896	Sedgwick Holdings Inc., First Lien Term Loan B, 4.25%, due 6/12/18	902
	215	Sedgwick Holdings Inc., Second Lien Term Loan B, 8.00%, due 12/12/18	218
			1,120
Leisure Goods - Activities - Movies (0.6%)
	2,055	Activision Blizzard Inc., Term Loan, 3.25%, due 10/12/20	2,069
	923	Bombardier Recreational Products Inc., Term Loan B, 4.00%, due 1/30/19	928
	1,440	Emerald Expositions Holdings, Term Loan, 5.50%, due 6/17/20	1,449
	763	Live Nation Entertainment, Inc., Term Loan B-1, 3.50%, due 8/17/20	766
	1,966	Scientific Games Corp., Term Loan, 4.25%, due 10/18/20	1,974
			7,186
Lodging & Casinos (1.4%)
	485	Bally Technologies, Term Loan B, due 11/25/20	489	¢^^
	773	Boyd Gaming Corporation, Term Loan B, 4.00%, due 8/14/20	775
	376	Cannery Casinos, First Lien Term Loan, 6.00%, due 10/2/18	377	¢^^
	505	Cannery Casinos, Second Lien Term Loan,10.00%, due 10/2/19	460
	965	Centaur Acquisition, LLC, First Lien Term Loan, due 2/20/19	974	¢^^
	625	Centaur Acquisition, LLC, Second Lien Term Loan, 8.75%, due 2/20/20	638
	1,540	CityCenter, Term Loan B, 5.00%, due 10/16/20	1,557
	569	Four Seasons Holdings Inc., First Lien Term Loan, 3.50%, due 6/27/20	571
	255	Four Seasons Holdings Inc., Second Lien Term Loan, 6.25%, due 12/27/20	261	Ñ
	1,978	Hilton Worldwide, Term Loan, 3.75%, due 10/26/20	1,989
	1,475	Mohegan Tribal Gaming, Term Loan B, 5.50%, due 11/19/19	1,498	¢^^
	944	Peninsula Gaming, Term Loan B, 4.25%, due 11/20/17	950
	899	Pinnacle Entertainment, Term Loan B-2, 3.75%, due 8/13/20	903
	923	SHINGLE SPRINGS, Term Loan, 6.25%, due 8/29/19	939	Ñ
	4,336	Station Casinos, Term Loan B, 5.00%, due 3/2/20	4,377
			16,758
Nonferrous Metals - Minerals (0.4%)
	986	Alpha Natural Resources, Term Loan B, 3.50%, due 5/22/20	961	¢^^
	1,221	Arch Coal, Term Loan, 6.25%, due 5/16/18	1,208
	1,038	FMG Resources, Term Loan, 4.25%, due 6/30/19	1,048
	1,861	Peabody Energy Corp., Term Loan, 4.25%, due 9/24/20	1,871
			5,088
Oil & Gas (0.3%)
	1,377	EXCO Resources Inc., Term Loan, 5.00%, due 8/19/19	1,358	Ñ
	708	Fieldwood Energy, Term Loan, 3.88%, due 9/28/18	713
	1,049	NFR Energy, Second Lien Term Loan, 8.75%, due 12/31/18	1,062
	484	Samson Investment Company, Second Lien Term Loan, 5.00%, due 9/25/18	487
			3,620
Publishing (0.4%)
	1,925	EMI Publishing, Term Loan B, 4.25%, due 6/29/18	1,933
	1,411	Springer Science+Business Media S.A., Term Loan B2, 5.00%, due 8/14/20	1,418
	1,430	Tribune Company, Term Loan, 4.00%, due 12/27/20	1,426
	4,777
Radio & Television (0.9%)
	505	Clear Channel, Term Loan B, due 1/29/16	492	¢^^
	2,625	Clear Channel, Term Loan D, 6.91%, due 1/30/19	2,546	¢^^
	1,437	Cumulus Media, Term Loan, 4.25%, due 12/23/20	1,451
	971	Formula One, Term Loan B, 4.50%, due 4/30/19	982
	2,434	Univision Communications Inc., First Lien Term Loan, 4.00%, due 3/1/20	2,447
	1,690	Univision Communications Inc., Term Loan, 4.00%, due 3/1/20	1,695
	983	Weather Channel (TWCC), Second Lien Term Loan, 7.00%, due 6/26/20	990
			10,603
Retailers (except food & drug) (0.6%)
	1,461	99¢ Only Stores, Term Loan B-2, 4.50%, due 1/14/19	1,473
	1,087	David's Bridal, Term Loan, 5.00%, due 10/11/19	1,093	¢^^
	1,175	Hudson's Bay Company, First Lien Term Loan, 4.75%, due 11/4/20	1,191
	1,976	Michaels Stores Inc., Term Loan B, 3.75%, due 1/28/20	1,984
	1,465	Sears Holding Corp., Term Loan, 5.50%, due 6/30/18	1,466	¢^^
			7,207
Utilities (0.6%)
	874	Calpine Construction, Term Loan B-1, 3.00%, due 5/3/20	872
	352	Calpine Corp., Term Loan B-1, 4.00%, due 4/1/18	354
	1,104	Calpine Corp., Term Loan, 4.00%, due 10/9/19	1,112
	980	Dynegy Holdings Inc., Term Loan B-2, 4.00%, due 4/23/20	984
	525	Equipower Resources, First Lien Term Loan B, 4.25%, due 12/21/18	527
	935	Equipower Resources, First Lien Term Loan C, 4.25%, due 12/31/19	939
	1,505	Essential Power, Term Loan, 4.25%, due 8/8/19	1,483	Ñ
	1,141	La Frontera Generation, Term Loan, 4.50%, due 9/30/20	1,152
			7,423
		Total Bank Loan Obligations (Cost $195,647)	197,021

U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (8.8%)
	30,405	U.S. Treasury Bonds, 6.25%, due 8/15/23	40,001	@
	2,625	U.S. Treasury Bonds, 5.50%, due 8/15/28	3,360
	3,680	U.S. Treasury Bonds, 4.50%, due 2/15/36	4,298	@
	25,901	U.S. Treasury Inflation Index Bonds, 2.00%, due 1/15/26	29,705
	6,763	U.S. Treasury Inflation Index Bonds, 3.88%, due 4/15/29	9,602
	12,959	U.S. Treasury Inflation Index Notes, 2.38%, due 1/15/25	15,402
	4,940	U.S. Treasury Notes, 3.63%, due 8/15/19	5,451
		Total U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (Cost $112,486)	107,819

U.S. Government Agency Securities (0.4%)
	3,825	Federal Home Loan Bank, Bonds, 5.50%, due 7/15/36 (Cost $4,960)	4,635

Mortgage-Backed Securities (35.3%)

Collateralized Mortgage Obligations (0.5%)
	1,306	Banc of America Funding Corp., Ser. 2006-G, Class 2A1, 0.38%, due 7/20/36	1,205	µ
	443	Credit Suisse First Boston Mortgage Securities Corp., Ser. 2004-AR4, Class 2A1, 2.59%, due 5/25/34	444	µ
	1,051	JP Morgan Alternative Loan Trust, Ser. 2006-A5, Class 1A1, 0.32%, due 10/25/36	816	µ
	1,094	MortgageIT Trust, Ser. 2005-3, Class A1, 0.46%, due 8/25/35	1,028	µ
	3,240	Residential Accredit Loans, Inc., Ser. 2006-QS9, Class 2A1, 7.00%, due 7/25/36	2,236
	185	WaMu Mortgage Pass-Through Certificates, Ser. 2006-AR10, Class 1A1, 2.36%, due 9/25/36	165	µ
			5,894
Commercial Mortgage-Backed (7.5%)
	3,780	Banc of America Commercial Mortgage, Inc., Ser. 2006-6, Class A4, 5.36%, due 10/10/45	4,079
	3,415	Banc of America Commercial Mortgage, Inc., Ser. 2006-5, Class A4, 5.41%, due 9/10/47	3,714
	2,021	Bear Stearns Commercial Mortgage Securities, Ser. 2007-PW15, Class A4, 5.33%, due 2/11/44	2,198
	550	Bear Stearns Commercial Mortgage Securities, Ser. 2007-PW17, Class A4, 5.69%, due 6/11/50	618
	16,118	Citigroup Commercial Mortgage Trust, Ser. 2013-GC15, Class XA, 1.31%, due 9/10/46	1,198	µ
	3,500	Commercial Mortgage Loan Trust, Ser. 2008-LS1, Class A4B, 6.01%, due 12/10/49	3,900	µ
	31,110	Commercial Mortgage Pass-Through Certificates, Ser. 2013-LC6, Class XB, 0.36%, due 1/10/46	971	ñµ
	34,000	Commercial Mortgage Trust, Ser. 2013-CR6, Class XB, 0.64%, due 3/10/46	1,612	µ
	1,620	Credit Suisse Mortgage Capital Certificates, Ser. 2007-C3, Class A4, 5.68%, due 6/15/39	1,774	µ
	2,000	Credit Suisse Mortgage Capital Certificates, Ser. 2007-C4, Class A4, 5.76%, due 9/15/39	2,222	µ
	1,385	Credit Suisse Mortgage Capital Certificates, Ser. 2006-C5, Class A3, 5.31%, due 12/15/39	1,504
	715	Credit Suisse Mortgage Capital Certificates, Ser. 2007-C5, Class A4, 5.70%, due 9/15/40	792
	3,000	CW Capital Cobalt Ltd., Ser. 2006-C1, Class A4, 5.22%, due 8/15/48	3,236
	4,055	Greenwich Capital Commercial Funding Corp., Ser. 2007-GG9, Class A4, 5.44%, due 3/10/39	4,476
	14,582	GS Mortgage Securities Trust, Ser. 2012-GC6, Class XA, 2.16%, due 1/10/45	1,739	ñµ
	7,500	GS Mortgage Securities Trust, Ser. 2007-GG10, Class A4, 5.81%, due 8/10/45	8,269	µ
	1,000	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2006-CB17, Class A4, 5.43%, due 12/12/43	1,082
	6,000	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2007-CB19, Class A4, 5.71%, due 2/12/49	6,697	µ
	1,000	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LD11, Class A4, 5.81%, due 6/15/49	1,117	µ
	1,610	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2007-CB20, Class A4, 5.79%, due 2/12/51	1,810
	5,195	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LD12, Class A4, 5.88%, due 2/15/51	5,824
	5,023	LB-UBS Commercial Mortgage Trust, Ser. 2007-C1, Class A4, 5.42%, due 2/15/40	5,544
	2,729	Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-7, Class A4, 5.74%, due 6/12/50	3,023	µ
	22	Morgan Stanley/Bank of America/Merrill Lynch Trust, Ser. 2013-C7, Class XA, 1.74%, due 2/15/46	2	µ
	18,864	Morgan Stanley/Bank of America/Merrill Lynch Trust, Ser. 2013-C9, Class XA, 1.47%, due 5/15/46	1,506	µ
	21,729	UBS-Barclays Commercial Mortgage Trust, Ser. 2012-C4, Class XA, 1.88%, due 12/10/45	2,442	ñµ
	24,717	UBS-Barclays Commercial Mortgage Trust, Ser. 2013-C5, Class XA, 1.15%, due 3/10/46	1,775	ñµ
	25,920	UBS-Barclays Commercial Mortgage Trust, Ser. 2012-C3, Class XA, 2.17%, due 8/10/49	3,169	ñµ
	1,500	Wachovia Bank Commercial Mortgage Trust, Ser. 2007-C30, Class A5, 5.34%, due 12/15/43	1,655
	5,630	Wachovia Bank Commercial Mortgage Trust, Ser. 2007-C32, Class A3, 5.75%, due 6/15/49	6,275	µ
	32,431	WF-RBS Commercial Mortgage Trust, Ser. 2013-C11, Class XA, 1.51%, due 3/15/45	2,672	ñµ
	12,714	WF-RBS Commercial Mortgage Trust, Ser. 2012-C9, Class XA, 2.25%, due 11/15/45	1,567	ñµ
	102,868	WF-RBS Commercial Mortgage Trust, Ser. 2013-C14, Class XB, 0.16%, due 6/15/46	1,675	µ
	21,738	WF-RBS Commercial Mortgage Trust, Ser. 2013-C14, Class XA, 0.93%, due 6/15/46	1,284	µ
	11,901	WF-RBS Commercial Mortgage Trust, Ser. 2013-C12, Class XA, 1.52%, due 3/15/48	1,074	ñµ
			92,495
Fannie Mae (20.3%)
	1,123	Pass-Through Certificates, 5.50%, due 7/1/33 – 1/1/39	1,236
	244	Pass-Through Certificates, 6.00%, due 9/1/33 – 9/1/40	271
	1	Pass-Through Certificates, 6.50%, due 9/1/32	1
	5	Pass-Through Certificates, 7.00%, due 7/1/29	5
	1	Pass-Through Certificates, 7.50%, due 12/1/32	1
	24	Pass-Through Certificates, 5.00%, due 6/1/40 & 7/1/40	26
	36,500	Pass-Through Certificates, 3.50%, TBA, 30 Year Maturity	37,045	Ø
	101,865	Pass-Through Certificates, 4.00%, TBA, 30 Year Maturity	106,719	Ø
	85,875	Pass-Through Certificates, 4.50%, TBA, 30 Year Maturity	92,104	Ø
	9,495	Pass-Through Certificates, 5.00%, TBA, 30 Year Maturity	10,378	Ø
			247,786
Freddie Mac (7.0%)
	3	Pass-Through Certificates, 4.50%, due 8/1/18	3
	402	Pass-Through Certificates, 5.00%, due 5/1/18 – 8/1/39	438
	489	Pass-Through Certificates, 5.50%, due 9/1/17 – 4/1/36	537
	2	Pass-Through Certificates, 6.00%, due 4/1/17	2
	0	Pass-Through Certificates, 6.50%, due 3/1/16	0
	1	Pass-Through Certificates, 7.00%, due 6/1/32	1
	18,265	Pass-Through Certificates, 3.50%, TBA, 30 Year Maturity	18,499	Ø
	48,970	Pass-Through Certificates, 4.00%, TBA, 30 Year Maturity	51,189	Ø
	13,600	Pass-Through Certificates, 4.50%, TBA, 30 Year Maturity	14,561	Ø
			85,230
Government National Mortgage Association [(0.0%)]
	2	Pass-Through Certificates, 6.50%, due 7/15/32	2
	2	Pass-Through Certificates, 7.00%, due 8/15/32	2
			4
		Total Mortgage-Backed Securities (Cost $426,172)	431,409

Corporate Debt Securities (40.8%)

Aerospace & Defense (0.0%)
	330	Bombardier, Inc., Senior Notes, 4.25%, due 1/15/16	342	ñ@
Airlines (1.8%)
	2,610	Air Canada, Pass-Through Certificates, Ser. 2013-1, Class A, 4.13%, due 5/15/25	2,545	ñ@
	6,569	American Airlines, Inc., Equipment Trust, Ser. 2013-2, Class A, 4.95%, due 1/15/23	6,997	ñ@
	5,005	Continental Airlines, Inc., Pass-Through Certificates, Ser. 2013-1, Class A, 4.00%, due 10/29/24	5,005	@
	381	United Airlines, Inc., Pass-Through Certificates, Ser. 2007-1, Class A, 6.64%, due 7/2/22	412
	2,905	US Airways Group, Inc., Pass-Through Certificates, Ser. 2012-2, Class A, 4.63%, due 6/3/25	2,999
	4,140	Virgin Australia Holdings Ltd., Pass-Through Certificates, Ser. 2013-1, Class A, 5.00%, due 10/23/23	4,347	ñ@
			22,305
Auto Loans (0.1%)
	620	General Motors Financial Co., Inc., Guaranteed Notes, 2.75%, due 5/15/16	622
	915	General Motors Financial Co., Inc., Guaranteed Notes, 4.75%, due 8/15/17	930
			1,552
Automakers (0.1%)
	1,265	Chrysler Group LLC/CG Co-Issuer, Inc., Secured Notes, 8.00%, due 6/15/19	1,377	@
Banks (6.4%)
	9,695	Bank of America Corp., Junior Subordinated Notes, Ser. U, 5.20%, due 12/31/49	8,682	µ@
	7,415	Barclays PLC, Junior Subordinated Notes, 8.25%, due 12/29/49	7,656	µ@
	6,690	Credit Agricole SA, Junior Subordinated Notes, 7.88%, due 1/29/49	6,790	ñµ
	5,900	Goldman Sachs Group, Inc., Unsecured Notes, 2.63%, due 1/31/19	5,909
	5,600	Goldman Sachs Group, Inc., Senior Unsecured Notes, 5.75%, due 1/24/22	6,333	@
	6,450	Intesa Sanpaolo SpA, Bank Guaranteed Notes, 2.38%, due 1/13/17	6,447
	12,935	JPMorgan Chase & Co., Junior Subordinated Notes, Ser. R, 6.00%, due 12/31/49	12,450	µ@
	11,050	Morgan Stanley, Senior Unsecured Medium-Term Notes, Ser. F, 5.63%, due 9/23/19	12,634	@
	3,335	Morgan Stanley, Subordinated Notes, 4.88%, due 11/1/22	3,469	@
	4,430	Rabobank Nederland, Bank Guaranteed Notes, 4.63%, due 12/1/23	4,491
	3,290	Royal Bank of Scotland Group PLC, Subordinated Notes, 6.00%, due 12/19/23	3,315
			78,176
Beverages (0.6%)
	5,870	Coca-Cola Femsa SAB de CV, Guaranteed Notes, 2.38%, due 11/26/18	5,905	@
	350	Constellation Brands, Inc., Guaranteed Notes, 7.25%, due 5/15/17	404	@
	840	Constellation Brands, Inc., Guaranteed Notes, 6.00%, due 5/1/22	916	@
			7,225
Building & Construction (0.3%)
	450	D.R. Horton, Inc., Guaranteed Notes, 4.38%, due 9/15/22	425	@
	590	D.R. Horton, Inc., Guaranteed Notes, 5.75%, due 8/15/23	608	@
	1,415	Lennar Corp., Guaranteed Notes, 4.75%, due 12/15/17	1,479	@
	440	Shea Homes L.P., Senior Secured Notes, 8.63%, due 5/15/19	484	@
	825	Standard Pacific Corp., Guaranteed Notes, 8.38%, due 5/15/18	967	@
			3,963
Building Materials (0.1%)
	830	USG Corp., Guaranteed Notes, 8.38%, due 10/15/18	896	ñ@
	428	USG Corp., Guaranteed Notes, 7.88%, due 3/30/20	484	ñ@
			1,380
Chemicals (0.3%)
	1,460	Ashland, Inc., Senior Unsecured Notes, 3.88%, due 4/15/18	1,484	@
	915	Hexion US Finance Corp., Senior Secured Notes, 6.63%, due 4/15/20	949	@
	330	Huntsman Int'l LLC, Guaranteed Notes, 8.63%, due 3/15/20	363	@
	940	Huntsman Int'l LLC, Guaranteed Notes, 8.63%, due 3/15/21	1,060	@
			3,856
Computer Hardware (0.6%)
	705	Seagate HDD Cayman, Guaranteed Notes, 7.00%, due 11/1/21	780	@
	6,710	Seagate HDD Cayman, Guaranteed Notes, 4.75%, due 6/1/23	6,425	ñ
			7,205
Computers (0.5%)
	5,285	Hewlett-Packard Co., Senior Unsecured Notes, 4.65%, due 12/9/21	5,522	@
Consumer - Commercial Lease Financing (1.6%)
	1,085	Aircastle Ltd., Senior Unsecured Notes, 4.63%, due 12/15/18	1,093
	1,085	Ally Financial, Inc., Guaranteed Notes, 5.50%, due 2/15/17	1,171	@
	2,445	Ally Financial, Inc., Guaranteed Notes, 6.25%, due 12/1/17	2,714	@
	740	Ally Financial, Inc., Guaranteed Notes, 8.00%, due 3/15/20	883	@
	431	AWAS Aviation Capital Ltd., Senior Secured Notes, 7.00%, due 10/17/16	447	ñ
	585	CIT Group, Inc., Senior Unsecured Notes, 5.00%, due 5/15/17	623	@
	2,345	CIT Group, Inc., Senior Unsecured Notes, 4.25%, due 8/15/17	2,433	@
	75	CIT Group, Inc., Senior Unsecured Notes, 5.25%, due 3/15/18	80	@
	700	CIT Group, Inc., Senior Unsecured Notes, 6.63%, due 4/1/18	784	ñ@
	435	CIT Group, Inc., Senior Unsecured Notes, 5.50%, due 2/15/19	463	ñ@
	1,160	Int'l Lease Finance Corp., Senior Unsecured Notes, 8.75%, due 3/15/17	1,351	@
	1,015	Int'l Lease Finance Corp., Senior Unsecured Notes, 8.88%, due 9/1/17	1,204	@
	545	Int'l Lease Finance Corp., Senior Unsecured Notes, 5.88%, due 4/1/19	586	@
	1,295	Int'l Lease Finance Corp., Senior Unsecured Notes, 6.25%, due 5/15/19	1,405	@
	1,180	SLM Corp., Senior Unsecured Medium-Term Notes, 5.50%, due 1/15/19	1,207	@
	1,375	SLM Corp., Senior Unsecured Medium-Term Notes, 4.88%, due 6/17/19	1,362
	1,265	SLM Corp., Senior Unsecured Medium-Term Notes, 8.00%, due 3/25/20	1,412	@
			19,218
Diversified Financial Services (1.9%)
	1,390	Air Lease Corp., Senior Unsecured Notes, 3.38%, due 1/15/19	1,392	@
	8,275	General Electric Capital Corp., Junior Subordinated Notes, Ser. B, 6.25%, due 12/31/49	8,627	µ@
	4,540	General Electric Capital Corp., Junior Subordinated Notes, Ser. C, 5.25%, due 12/31/49	4,296	µ@
	8,020	Jefferies Group, Inc., Senior Unsecured Notes, 5.13%, due 1/20/23	8,326	@
			22,641
Electric (1.8%)
	8,610	Comision Federal de Electricidad, Senior Unsecured Notes, 4.88%, due 1/15/24	8,503	ñ@
	4,185	Electricite de France, Junior Subordinated Notes, 5.63%, due 12/31/49	4,080	ñµ
	9,375	Exelon Generation Co., LLC, Senior Unsecured Notes, 4.00%, due 10/1/20	9,527	@
			22,110
Electric - Generation (0.6%)
	817	Calpine Corp., Senior Secured Notes, 7.50%, due 2/15/21	893	ñ@
	1,160	Calpine Corp., Senior Secured Notes, 6.00%, due 1/15/22	1,201	ñ@
	95	Calpine Corp., Senior Secured Notes, 5.88%, due 1/15/24	94	ñ@
	1,420	NRG Energy, Inc., Guaranteed Notes, 7.63%, due 1/15/18	1,597	@
	2,805	NRG Energy, Inc., Guaranteed Notes, 7.88%, due 5/15/21	3,064	@
	800	NRG Energy, Inc., Guaranteed Notes, 6.25%, due 7/15/22	802	ñ
			7,651
Electric - Integrated (0.1%)
	1,575	IPALCO Enterprises, Inc., Senior Secured Notes, 5.00%, due 5/1/18	1,662	@
Electronics (0.2%)
	235	Amkor Technology, Inc., Senior Unsecured Notes, 6.38%, due 10/1/22	240	@
	860	Ceridian Corp., Senior Secured Notes, 8.88%, due 7/15/19	977	ñ@
	605	Flextronics Int'l Ltd., Guaranteed Notes, 4.63%, due 2/15/20	594	@
	345	Flextronics Int'l Ltd., Guaranteed Notes, 5.00%, due 2/15/23	335	@
	245	Freescale Semiconductor, Inc., Senior Secured Notes, 6.00%, due 1/15/22	255	ñ@
			2,401
Energy - Exploration & Production (1.8%)
	245	Antero Resources Finance Corp., Guaranteed Notes, 5.38%, due 11/1/21	247	ñ@
	400	Chesapeake Energy Corp., Guaranteed Notes, 9.50%, due 2/15/15	431	@
	1,290	Chesapeake Energy Corp., Guaranteed Notes, 6.50%, due 8/15/17	1,448	@
	925	Chesapeake Energy Corp., Guaranteed Notes, 6.13%, due 2/15/21	997	@
	200	Chesapeake Energy Corp., Guaranteed Notes, 5.75%, due 3/15/23	208	@
	910	Cimarex Energy Co., Guaranteed Notes, 5.88%, due 5/1/22	969	@
	390	Concho Resources, Inc., Guaranteed Notes, 5.50%, due 4/1/23	394	@
	1,360	Continental Resources, Inc., Guaranteed Notes, 5.00%, due 9/15/22	1,402	@
	1,445	Denbury Resources, Inc., Guaranteed Notes, 4.63%, due 7/15/23	1,333	@
	615	EP Energy LLC/Everest Acquisition Finance, Inc., Senior Secured Notes, 6.88%, due 5/1/19	662	@
	85	EP Energy LLC/Everest Acquisition Finance, Inc., Guaranteed Notes, 7.75%, due 9/1/22	94	@
	1,655	Everest Acquisition LLC/EP Energy Finance, Inc., Senior Unsecured Notes, 9.38%, due 5/1/20	1,903	@
	345	EXCO Resources, Inc., Guaranteed Notes, 7.50%, due 9/15/18	341	@
	345	Linn Energy LLC, Guaranteed Notes, 7.00%, due 11/1/19	350	ñ@
	2,710	Linn Energy LLC, Guaranteed Notes, 8.63%, due 4/15/20	2,927	@
	983	Linn Energy LLC, Guaranteed Notes, 7.75%, due 2/1/21	1,042	@
	1,410	Newfield Exploration Co., Senior Unsecured Notes, 5.75%, due 1/30/22	1,456	@
	195	Range Resources Corp., Guaranteed Notes, 5.75%, due 6/1/21	207	@
	1,140	Range Resources Corp., Guaranteed Notes, 5.00%, due 8/15/22	1,130	@
	320	Rosetta Resources, Inc., Guaranteed Notes, 5.63%, due 5/1/21	319	@
	520	Rosetta Resources, Inc., Guaranteed Notes, 5.88%, due 6/1/22	516	@
	1,325	SandRidge Energy, Inc., Guaranteed Notes, 7.50%, due 3/15/21	1,375	@
	935	SandRidge Energy, Inc., Guaranteed Notes, 8.13%, due 10/15/22	978	@
	460	Whiting Petroleum Corp., Guaranteed Notes, 5.00%, due 3/15/19	472	@
	920	WPX Energy, Inc., Senior Unsecured Notes, 5.25%, due 1/15/17	987	@
			22,188
Food & Drug Retailers (0.1%)
	835	Rite Aid Corp., Senior Secured Notes, 8.00%, due 8/15/20	937	@
Gaming (0.8%)
	850	Ameristar Casinos, Inc., Guaranteed Notes, 7.50%, due 4/15/21	921	@
	265	GLP Capital L.P./GLP Financing II, Inc., Guaranteed Notes, 4.38%, due 11/1/18	272	ñ@
	400	GLP Capital L.P./GLP Financing II, Inc., Guaranteed Notes, 4.88%, due 11/1/20	405	ñ@
	355	GLP Capital L.P./GLP Financing II, Inc., Guaranteed Notes, 5.38%, due 11/1/23	351	ñ@
	1,495	Graton Economic Development Authority, Senior Secured Notes, 9.63%, due 9/1/19	1,719	ñ@
	100	Isle of Capri Casinos, Inc., Guaranteed Notes, 5.88%, due 3/15/21	102
	825	MGM Resorts Int'l, Guaranteed Notes, 7.63%, due 1/15/17	936
	245	MGM Resorts Int'l, Guaranteed Notes, 8.63%, due 2/1/19	289
	845	MGM Resorts Int'l, Guaranteed Notes, 7.75%, due 3/15/22	951	@
	445	MTR Gaming Group, Inc., Secured Notes, 11.50%, due 8/1/19	501
	750	Pinnacle Entertainment, Inc., Guaranteed Notes, 7.75%, due 4/1/22	814	@
	335	PNK Finance Corp., Guaranteed Notes, 6.38%, due 8/1/21	343	ñ@
	1,683	Wynn Las Vegas LLC, Unsecured Notes, 7.75%, due 8/15/20	1,872	@
			9,476
Gas Distribution (0.9%)
	145	Access Midstream Partners L.P., Guaranteed Notes, 5.88%, due 4/15/21	154	@
	1,175	Access Midstream Partners L.P., Guaranteed Notes, 6.13%, due 7/15/22	1,252	@
	240	Access Midstream Partners L.P., Guaranteed Notes, 4.88%, due 5/15/23	235	@
	660	AmeriGas Finance LLC, Guaranteed Notes, 6.75%, due 5/20/20	721	@
	1,557	AmeriGas Finance LLC, Guaranteed Notes, 7.00%, due 5/20/22	1,693	@
	460	El Paso Corp., Senior Secured Global Medium-Term Notes, 7.80%, due 8/1/31	478	@
	1,705	Energy Transfer Equity L.P., Senior Secured Notes, 7.50%, due 10/15/20	1,920	@
	490	Ferrellgas L.P./Ferrellgas Finance Corp., Senior Unsecured Notes, 6.75%, due 1/15/22	505	ñ@
	815	Kinder Morgan Finance Co., Senior Secured Notes, 5.70%, due 1/5/16	870	@
	730	MarkWest Energy Partners L.P., Guaranteed Notes, 6.25%, due 6/15/22	783	@
	805	Regency Energy Partners L.P./Regency Energy Finance Corp., Guaranteed Notes, 6.88%, due 12/1/18	861	@
	1,320	Suburban Propane Partners L.P., Senior Unsecured Notes, 7.50%, due 10/1/18	1,409	@
			10,881
Health Facilities (1.3%)
	1,210	CHS/Community Health Systems, Inc., Senior Secured Notes, 5.13%, due 8/15/18	1,278	@
	960	CHS/Community Health Systems, Inc., Guaranteed Notes, 8.00%, due 11/15/19	1,054	@
	80	Columbia Healthcare Corp., Senior Unsecured Notes, 7.50%, due 12/15/23	88	@
	1,830	DaVita, Inc., Guaranteed Notes, 5.75%, due 8/15/22	1,873	@
	270	FWCT - 2 Escrow Corp., Senior Secured Notes, 5.13%, due 8/1/21	272	ñ
	630	FWCT - 2 Escrow Corp., Guaranteed Notes, 6.88%, due 2/1/22	646	ñ
	390	HCA Holdings, Inc., Senior Unsecured Notes, 6.25%, due 2/15/21	415	@
	1,740	HCA, Inc., Senior Secured Notes, 6.50%, due 2/15/20	1,918
	955	HCA, Inc., Guaranteed Notes, 7.50%, due 2/15/22	1,078	@
	755	HCA, Inc., Senior Secured Notes, 5.88%, due 3/15/22	795	@
	1,925	OMEGA Healthcare Investors, Inc., Guaranteed Notes, 6.75%, due 10/15/22	2,079	@
	560	OMEGA Healthcare Investors, Inc., Guaranteed Notes, 5.88%, due 3/15/24	570	@
	1,520	Tenet Healthcare Corp., Senior Secured Notes, 6.25%, due 11/1/18	1,680	@
	320	Tenet Healthcare Corp., Senior Secured Notes, 4.75%, due 6/1/20	319	@
	495	Tenet Healthcare Corp., Senior Secured Notes, 6.00%, due 10/1/20	521	ñ@
	505	Tenet Healthcare Corp., Senior Secured Notes, 4.50%, due 4/1/21	489	@
	180	Tenet Healthcare Corp., Senior Secured Notes, 4.38%, due 10/1/21	172
			15,247
Health Services (0.2%)
	2,060	Service Corp. Int'l, Senior Unsecured Notes, 5.38%, due 1/15/22	2,083	ñ@
Insurance (1.3%)
	3,960	Allstate Corp, Subordinated Notes, 5.75%, due 8/15/53	4,011	µ@
	11,035	Prudential Financial, Inc., Junior Subordinated Notes, 5.88%, due 9/15/42	11,311	µ@
			15,322
Investment Companies (0.5%)
	5,630	Ares Capital Corp., Senior Unsecured Notes, 4.88%, due 11/30/18	5,796	@
Investments & Misc. Financial Services (0.2%)
	520	Icahn Enterprises L.P./Icahn Enterprises Finance Corp., Guaranteed Notes, 3.50%, due 3/15/17	521	ñ
	765	Icahn Enterprises L.P./Icahn Enterprises Finance Corp., Guaranteed Notes, 4.88%, due 3/15/19	762	ñ
	630	Walter Investment Management Corp., Guaranteed Notes, 7.88%, due 12/15/21	638	ñ
			1,921
Iron - Steel (0.5%)
	6,285	Samarco Mineracao SA, Senior Unsecured Notes, 5.75%, due 10/24/23	6,065	ñ@
Leisure (0.1%)
	450	Cedar Fair L.P., Guaranteed Notes, 9.13%, due 8/1/18	486	@
	1,040	Royal Caribbean Cruises Ltd., Senior Unsecured Notes, 7.25%, due 6/15/16	1,162	@
			1,648
Machinery (0.3%)
	1,915	Case New Holland, Inc., Guaranteed Notes, 7.88%, due 12/1/17	2,243	@
	865	Terex Corp., Guaranteed Notes, 6.50%, due 4/1/20	928	@
	215	Terex Corp., Guaranteed Notes, 6.00%, due 5/15/21	223	@
	400	The Manitowoc Co., Inc., Guaranteed Notes, 8.50%, due 11/1/20	451	@
			3,845
Media (0.4%)
	3,300	DirecTV Holdings LLC, Guaranteed Notes, 6.00%, due 8/15/40	3,386	@
	1,220	Time Warner, Inc., Guaranteed Notes, 6.10%, due 7/15/40	1,375	@
			4,761
Media - Broadcast (0.3%)
	420	AMC Networks, Inc., Guaranteed Notes, 7.75%, due 7/15/21	471	@
	1,465	Sirius XM Radio, Inc., Senior Unsecured Notes, 4.25%, due 5/15/20	1,368	ñ@
	1,475	Univision Communications, Inc., Senior Secured Notes, 6.88%, due 5/15/19	1,582	ñ@
	300	Univision Communications, Inc., Senior Secured Notes, 7.88%, due 11/1/20	330	ñ
			3,751
Media - Cable (0.6%)
	1,080	CCO Holdings LLC, Guaranteed Notes, 7.25%, due 10/30/17	1,143	@
	60	CCO Holdings LLC, Guaranteed Notes, 7.00%, due 1/15/19	63	@
	155	CCO Holdings LLC, Guaranteed Notes, 8.13%, due 4/30/20	169	@
	230	Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp., Senior Unsecured Notes, 6.38%, due 9/15/20	235	ñ@
	240	Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp., Senior Unsecured Notes, 5.13%, due 12/15/21	226	ñ@
	835	DISH DBS Corp., Guaranteed Notes, 4.25%, due 4/1/18	852	@
	710	DISH DBS Corp., Guaranteed Notes, 7.88%, due 9/1/19	810	@
	1,490	DISH DBS Corp., Guaranteed Notes, 5.13%, due 5/1/20	1,490	@
	420	DISH DBS Corp., Guaranteed Notes, 5.88%, due 7/15/22	420	@
	150	EchoStar DBS Corp., Guaranteed Notes, 7.13%, due 2/1/16	165	@
	825	UPCB Finance III Ltd., Senior Secured Notes, 6.63%, due 7/1/20	874	ñ@
	530	Virgin Media Finance PLC, Guaranteed Notes, 5.25%, due 2/15/22	468	@
	640	Virgin Media Secured Finance PLC, Senior Secured Notes, 5.38%, due 4/15/21	642	ñ@
			7,557
Media - Diversified (0.3%)
	670	Gannett Co., Inc., Guaranteed Notes, 9.38%, due 11/15/17	703	@
	1,760	Gannett Co., Inc., Guaranteed Notes, 7.13%, due 9/1/18	1,866	@
	840	Gannett Co., Inc., Guaranteed Notes, 5.13%, due 10/15/19	867	ñ@
	690	IAC/InterActiveCorp, Senior Unsecured Notes, 4.88%, due 11/30/18	711	ñ@
			4,147
Media - Services (0.2%)
	310	Clear Channel Worldwide Holdings, Inc., Guaranteed Notes, Ser. A, 6.50%, due 11/15/22	317	@
	1,940	Clear Channel Worldwide Holdings, Inc., Guaranteed Notes, Ser. B, 6.50%, due 11/15/22	1,993	@
	195	Nielsen Co. Luxembourg SARL, Guaranteed Notes, 5.50%, due 10/1/21	201	ñ@
			2,511
Medical Products (0.2%)
	950	Biomet, Inc., Guaranteed Notes, 6.50%, due 8/1/20	1,013	@
	315	Fresenius Medical Care US Finance II, Inc., Guaranteed Notes, 5.63%, due 7/31/19	335	ñ@
	110	Fresenius Medical Care US Finance II, Inc., Guaranteed Notes, 5.88%, due 1/31/22	117	ñ@
	1,335	Hologic, Inc., Guaranteed Notes, 6.25%, due 8/1/20	1,393	@
			2,858
Metals - Mining Excluding Steel (0.3%)
	440	Alpha Natural Resources, Inc., Guaranteed Notes, 9.75%, due 4/15/18	463	@
	1,085	Alpha Natural Resources, Inc., Guaranteed Notes, 6.25%, due 6/1/21	887	@
	400	Peabody Energy Corp., Guaranteed Notes, 7.38%, due 11/1/16	450	@
	1,210	Peabody Energy Corp., Guaranteed Notes, 6.00%, due 11/15/18	1,289	@
			3,089
Mining (0.3%)
	4,080	Barrick Gold Corp., Senior Unsecured Notes, 4.10%, due 5/1/23	3,771
Miscellaneous Manufacturers (0.4%)
	4,995	Textron, Inc., Senior Unsecured Notes, 3.65%, due 3/1/21	5,029
Multi - Line Insurance (0.7%)
	8,290	ING US, Inc., Guaranteed Notes, 5.65%, due 5/15/53	7,958	µ@
Oil & Gas (0.5%)
	4,485	Petrobras Global Finance BV, Guaranteed Notes, 3.00%, due 1/15/19	4,229	@
	2,285	Petroleos Mexicanos, Guaranteed Notes, 6.38%, due 1/23/45	2,291	ñ
			6,520
Packaging (0.3%)
	465	Ball Corp., Guaranteed Notes, 5.00%, due 3/15/22	462	@
	1,970	Reynolds Group Issuer, Inc., Senior Secured Notes, 7.13%, due 4/15/19	2,083	@
	225	Reynolds Group Issuer, Inc., Senior Secured Notes, 7.88%, due 8/15/19	248	@
	465	Reynolds Group Issuer, Inc., Senior Secured Notes, 5.75%, due 10/15/20	476	@
	735	Reynolds Group Issuer, Inc., Senior Secured Notes, 6.88%, due 2/15/21	789	@
			4,058
Pharmaceuticals (0.5%)
	670	Forest Laboratories, Inc., Senior Unsecured Notes, 4.38%, due 2/1/19	673	ñ
	470	Forest Laboratories, Inc., Senior Unsecured Notes, 4.88%, due 2/15/21	468	ñ
	1,225	Jaguar Holding Co., Senior Unsecured Notes, 9.50%, due 12/1/19	1,375	ñ@
	715	Valeant Pharmaceuticals Int'l, Guaranteed Notes, 6.75%, due 10/1/17	761	ñ@
	305	Valeant Pharmaceuticals Int'l, Senior Unsecured Notes, 6.75%, due 8/15/18	334	ñ@
	730	Valeant Pharmaceuticals Int'l, Guaranteed Notes, 6.88%, due 12/1/18	779	ñ@
	1,870	VPI Escrow Corp., Guaranteed Notes, 6.38%, due 10/15/20	1,996	ñ@
			6,386
Pipelines (1.2%)
	4,990	Energy Transfer Partners L.P., Senior Unsecured Notes, 6.50%, due 2/1/42	5,477	@
	5,545	Kinder Morgan Energy Partners L.P., Senior Unsecured Notes, 2.65%, due 2/1/19	5,539	@
	2,965	Kinder Morgan Energy Partners L.P., Senior Unsecured Notes, 6.50%, due 9/1/39	3,340	@
			14,356
Printing & Publishing (0.3%)
	165	R.R. Donnelley & Sons Co., Senior Unsecured Notes, 8.60%, due 8/15/16	190	@
	665	R.R. Donnelley & Sons Co., Senior Unsecured Notes, 7.25%, due 5/15/18	761	@
	1,605	R.R. Donnelley & Sons Co., Senior Unsecured Notes, 8.25%, due 3/15/19	1,858	@
	330	R.R. Donnelley & Sons Co., Senior Unsecured Notes, 7.63%, due 6/15/20	365	@
	305	R.R. Donnelley & Sons Co., Senior Unsecured Notes, 7.88%, due 3/15/21	338	@
	350	R.R. Donnelley & Sons Co., Senior Unsecured Notes, 7.00%, due 2/15/22	373	@
	335	R.R. Donnelley & Sons Co., Senior Unsecured Notes, 6.50%, due 11/15/23	337	@
			4,222
Real Estate Investment Trusts (2.7%)
	4,765	Alexandria Real Estate Equities, Inc., Guaranteed Notes, 3.90%, due 6/15/23	4,542	@
	3,520	American Tower Corp., Senior Unsecured Notes, 5.00%, due 2/15/24	3,710
	5,970	CubeSmart L.P., Guaranteed Notes, 4.38%, due 12/15/23	6,033
	7,075	Entertainment Properties Trust, Guaranteed Notes, 5.75%, due 8/15/22	7,383	@
	8,515	Health Care REIT, Inc., Senior Unsecured Notes, 5.25%, due 1/15/22	9,264	@
	840	Host Hotels & Resorts L.P., Guaranteed Notes, 6.00%, due 11/1/20	918	@
	1,385	Host Hotels & Resorts L.P., Senior Unsecured Notes, 6.00%, due 10/1/21	1,544	@
			33,394
Software - Services (0.2%)
	1,035	Activision Blizzard, Inc., Guaranteed Notes, 5.63%, due 9/15/21	1,071	ñ@
	300	First Data Corp., Senior Secured Notes, 7.38%, due 6/15/19	320	ñ@
	1,000	First Data Corp., Senior Secured Notes, 6.75%, due 11/1/20	1,053	ñ@
			2,444
Specialty Retail (0.2%)
	380	L Brands, Inc., Guaranteed Notes, 5.63%, due 10/15/23	380	@
	170	Limited Brands, Inc., Senior Unsecured Notes, 6.90%, due 7/15/17	196	@
	1,375	Sally Holdings LLC, Guaranteed Notes, 5.75%, due 6/1/22	1,396	@
			1,972
Steel Producers - Products (0.7%)
	110	ArcelorMittal, Senior Unsecured Notes, 5.00%, due 2/25/17	115	@
	4,685	ArcelorMittal, Senior Unsecured Notes, 6.13%, due 6/1/18	5,095	@
	605	ArcelorMittal, Senior Unsecured Notes, 5.75%, due 8/5/20	632	@
	930	ArcelorMittal, Senior Unsecured Notes, 6.00%, due 3/1/21	972	@
	140	ArcelorMittal, Senior Unsecured Notes, 6.75%, due 2/25/22	151	@
	345	ArcelorMittal, Senior Unsecured Notes, 7.50%, due 10/15/39	339	@
	1,065	Steel Dynamics, Inc., Guaranteed Notes, 6.13%, due 8/15/19	1,164	@
	300	Steel Dynamics, Inc., Guaranteed Notes, 5.25%, due 4/15/23	303	@
			8,771
Support - Services (0.3%)
	575	Hertz Corp., Guaranteed Notes, 4.25%, due 4/1/18	585	@
	145	Hertz Corp., Guaranteed Notes, 5.88%, due 10/15/20	150	@
	1,120	Iron Mountain, Inc., Guaranteed Notes, 7.75%, due 10/1/19	1,243	@
	265	Knowledge Learning Corp., Guaranteed Notes, 7.75%, due 2/1/15	261	ñ@
	280	United Rental N.A., Inc., Senior Unsecured Notes, 8.25%, due 2/1/21	314
	670	United Rental N.A., Inc., Secured Notes, 5.75%, due 7/15/18	716	@
	380	United Rental N.A., Inc., Guaranteed Notes, 7.38%, due 5/15/20	422	@
			3,691
Telecom - Integrated Services (0.8%)
	1,450	CenturyLink, Inc., Senior Unsecured Notes, Ser. V, 5.63%, due 4/1/20	1,464	@
	560	CenturyLink, Inc., Senior Unsecured Notes, Ser. T, 5.80%, due 3/15/22	552	@
	225	CenturyLink, Inc., Senior Unsecured Notes, Ser. W, 6.75%, due 12/1/23	228	@
	35	Citizens Communications Co., Senior Unsecured Notes, 9.00%, due 8/15/31	35	@
	1,235	Frontier Communications Corp., Senior Unsecured Notes, 9.25%, due 7/1/21	1,414	@
	380	Frontier Communications Corp., Senior Unsecured Notes, 7.63%, due 4/15/24	377	@
	435	Hughes Satellite Systems Corp., Senior Secured Notes, 6.50%, due 6/15/19	473	@
	1,300	Intelsat Jackson Holdings SA, Guaranteed Notes, 8.50%, due 11/1/19	1,410	@
	555	Telesat Canada/Telesat LLC, Guaranteed Notes, 6.00%, due 5/15/17	576	ñ@
	780	tw telecom holdings, Inc., Guaranteed Notes, 5.38%, due 10/1/22	772
	1,395	tw telecom holdings, Inc., Guaranteed Notes, 5.38%, due 10/1/22	1,381	@
	630	U.S. West Communications Group., Senior Unsecured Notes, 6.88%, due 9/15/33	610	@
	760	Windstream Corp., Guaranteed Notes, 7.75%, due 10/1/21	798	@
			10,090
Telecom - Wireless (0.9%)
	460	MetroPCS Wireless, Inc., Guaranteed Notes, 6.25%, due 4/1/21	478	ñ@
	920	SBA Telecommunications, Inc., Guaranteed Notes, 5.75%, due 7/15/20	957	@
	2,100	Sprint Capital Corp., Guaranteed Notes, 6.90%, due 5/1/19	2,268	@
	480	Sprint Capital Corp., Guaranteed Notes, 6.88%, due 11/15/28	458	@
	1,580	Sprint Corp., Guaranteed Notes, 7.25%, due 9/15/21	1,702	ñ@
	590	Sprint Corp., Guaranteed Notes, 7.88%, due 9/15/23	630	ñ@
	590	Sprint Corp., Guaranteed Notes, 7.13%, due 6/15/24	593	ñ
	175	T-Mobile USA, Inc., Guaranteed Notes, 5.25%, due 9/1/18	185	ñ@
	480	T-Mobile USA, Inc., Guaranteed Notes, 6.46%, due 4/28/19	505	@
	895	T-Mobile USA, Inc., Guaranteed Notes, 6.54%, due 4/28/20	948	@
	600	T-Mobile USA, Inc., Guaranteed Notes, 6.63%, due 4/28/21	631	@
	225	T-Mobile USA, Inc., Guaranteed Notes, 6.13%, due 1/15/22	230	@
	510	T-Mobile USA, Inc., Guaranteed Notes, 6.73%, due 4/28/22	536	@
	300	T-Mobile USA, Inc., Guaranteed Notes, 6.84%, due 4/28/23	313	@
	300	T-Mobile USA, Inc., Guaranteed Notes, 6.50%, due 1/15/24	306	@
			10,740
Telecommunications (3.5%)
	4,200	Orange SA, Senior Unsecured Notes, 5.50%, due 2/6/44	4,330
	10,940	Qwest Corp., Senior Unsecured Notes, 6.75%, due 12/1/21	12,226	@
	8,095	Telecom Italia Capital SA, Guaranteed Notes, 7.18%, due 6/18/19	9,147	@
	6,890	Verizon Communications, Inc., Senior Unsecured Notes, 3.65%, due 9/14/18	7,334	@
	7,735	Verizon Communications, Inc., Senior Unsecured Notes, 6.55%, due 9/15/43	9,308	@
			42,345

		Total Corporate Debt Securities (Cost $492,703)	498,416
Asset-Backed Securities (11.3%)
	2,980	Accredited Mortgage Loan Trust, Ser. 2005-3, Class M1, 0.61%, due 9/25/35	2,815	µ
	3,251	Accredited Mortgage Loan Trust, Ser. 2005-4, Class A2D, 0.48%, due 12/25/35	3,061	µ
	6,965	Aegis Asset Backed Securities Trust, Ser. 2005-1, Class M3, 0.98%, due 3/25/35	6,147	µ
	902	Ameriquest Mortgage Securities, Inc., Ser. 2003-9, Class M2, 3.01%, due 9/25/33	854	µ
	3,047	Argent Securities, Inc., Ser. 2003-W3, Class M1, 1.28%, due 9/25/33	2,953	µ
	7,540	Argent Securities, Inc., Ser. 2004-W10, Class M1, 1.06%, due 10/25/34	6,921	µ
	916	Asset Backed Securities Corp. Home Equity, Ser. 2004-HE5, Class M2, 2.03%, due 8/25/34	814	µ
	2,764	Asset Backed Securities Corp. Home Equity, Ser. 2006-HE1, Class A3, 0.36%, due 1/25/36	2,627	µ
	4,100	Bear Stearns Asset Backed Securities I Trust, Ser. 2005-TC1, Class M1, 0.60%, due 5/25/35	3,745	µ
	1,320	Bear Stearns Asset Backed Securities Trust, Ser. 2006-HE1, Class 2M1, 0.57%, due 2/25/36	1,179	µ
	1,568	Bear Stearns Asset Backed Securities Trust, Ser. 2006-2, Class M1, 0.58%, due 7/25/36	1,481	µ
	3,958	Carrington Mortgage Loan Trust, Ser. 2005-NC3, Class M2, 0.62%, due 6/25/35	3,588	µ
	2,426	Carrington Mortgage Loan Trust, Ser. 2006-NC4, Class A5, 0.22%, due 10/25/36	2,052	µ
	2,500	Citigroup Mortgage Loan Trust, Inc., Ser. 2005-HE2, Class M1, 0.91%, due 5/25/35	2,384	ñµ
	1,930	Citigroup Mortgage Loan Trust, Inc., Ser. 2006-WFH1, Class M2, 0.53%, due 1/25/36	1,611	µ
	987	Citigroup Mortgage Loan Trust, Inc., Ser. 2006-AMC1, Class A2B, 0.32%, due 9/25/36	483	µ
	6,303	EquiFirst Mortgage Loan Trust, Ser. 2003-2, Class 1A1, 1.28%, due 9/25/33	6,175	µ
	5,640	Fieldstone Mortgage Investment Trust, Ser. 2005-1, Class M5, 1.28%, due 3/25/35	4,446	µ
	6,064	First Franklin Mortgage Loan Asset Backed Certificates, Ser. 2005-FF1, Class M1, 0.89%, due 12/25/34	5,666	µ
	1,905	First Franklin Mortgage Loan Asset Backed Certificates, Ser. 2004-FFH4, Class M5, 1.73%, due 1/25/35	1,804	µ
	3,300	First Franklin Mortgage Loan Asset Backed Certificates, Ser. 2005-FF5, Class M2, 0.89%, due 3/25/35	3,024	µ
	2,333	Home Equity Mortgage Trust, Ser. 2004-5, Class M2, 1.76%, due 2/25/35	2,120	µ
	1,460	JP Morgan Mortgage Acquisition Corp., Ser. 2006-ACC1, Class A5, 0.40%, due 5/25/36	1,226	µ
	1,070	JP Morgan Mortgage Acquisition Corp., Ser. 2007-HE1, Class AF1, 0.26%, due 3/25/47	787	µ
	1,651	Morgan Stanley Capital I, Ser. 2005-WMC1, Class M2, 0.89%, due 1/25/35	1,580	µ
	8,318	Morgan Stanley Home Equity Loan Trust, Ser. 2006-2, Class A4, 0.44%, due 2/25/36	7,284	µ
	2,856	New Century Home Equity Loan Trust, Ser. 2004-3, Class M2, 1.13%, due 11/25/34	2,690	µ
	3,500	Newcastle Mortgage Securities Trust, Ser. 2006-1, Class A4, 0.44%, due 3/25/36	3,305	µ
	6,350	Park Place Securities, Inc., Ser. 2004-WWF1, Class M4, 1.81%, due 12/25/34	5,630	µ
	9,335	Park Place Securities, Inc., Ser. 2004-WHQ2, Class M3, 1.19%, due 2/25/35	8,603	µ
	1,610	Park Place Securities, Inc., Ser. 2005-WHQ3, Class M4, 0.79%, due 6/25/35	1,349	µ
	1,136	Residential Asset Mortgage Products, Inc., Ser. 2003-RS2, Class AII, 0.84%, due 3/25/33	1,000	µ
	1,291	Residential Asset Mortgage Products, Inc., Ser. 2006-RS1, Class AI2, 0.39%, due 1/25/36	1,205	µ
	3,280	Residential Asset Mortgage Products, Inc., Ser. 2006-RZ1, Class M1, 0.56%, due 3/25/36	2,905	µ
	1,249	Saxon Asset Securities Trust, Ser. 2004-2, Class MV1, 1.03%, due 8/25/35	1,156	µ
	7,665	Soundview Home Equity Loan Trust, Ser. 2005-OPT2, Class M1, 0.67%, due 8/25/35	6,519	µ
	1,016	Soundview Home Equity Loan Trust, Ser. 2006-3, Class A3, 0.32%, due 11/25/36	754	µ
	11,143	Structured Asset Investment Loan Trust, Ser. 2004-6, Class A3, 0.96%, due 7/25/34	10,455	µ
	3,490	Structured Asset Investment Loan Trust, Ser. 2004-8, Class M1, 1.06%, due 9/25/34	3,309	µ
	4,990	Structured Asset Investment Loan Trust, Ser. 2005-3, Class M2, 0.82%, due 4/25/35	4,363	µ
	4,255	Structured Asset Securities Corp., Ser. 2005-NC2, Class M3, 0.59%, due 5/25/35	3,979	µ
	1,005	Structured Asset Securities Corp., Ser. 2006-AM1, Class A4, 0.32%, due 4/25/36	933	µ
	1,475	Structured Asset Securities Corp., Ser. 2006-NC1, Class A4, 0.31%, due 5/25/36	1,347	µ
	2,350	Structured Asset Securities Corp., Ser. 2006-BC5, Class A4, 0.33%, due 12/25/36	1,724	µ
		Total Asset-Backed Securities (Cost $122,992)	138,053
Government Securities (4.0%)

Sovereign (4.0%)
AUD	6,750	Australian Government Bond, Senior Unsecured Notes, 5.25%, due 3/15/19	6,442	a
AUD	2,955	Australian Government Bond, Senior Unsecured Notes, 5.50%, due 4/21/23	2,902	a
	5,885	Commonwealth of the Bahamas, Senior Unsecured Notes, 5.75%, due 1/16/24	5,833	ñ
EUR	4,550	Italy Buoni Poliennali Del Tesoro, Bonds, 4.00%, due 2/1/37	5,872	a
EUR	5,306	Italy Buoni Poliennali Del Tesoro, Bonds, 2.55%, due 9/15/41	6,444	a
NZD	8,760	New Zealand Government Bond, Senior Unsecured Notes, 6.00%, due 5/15/21	7,783	a
NZD	2,100	New Zealand Government Bond, Senior Unsecured Notes, 5.50%, due 4/15/23	1,814	a
NZD	9,150	New Zealand Government Bond, Senior Unsecured Notes, 2.00%, due 9/20/25	7,071	a
	3,230	Republic of Colombia, Senior Unsecured Notes, 5.63%, due 2/26/44	3,141
	1,185	United Mexican States, Senior Unsecured Notes, 5.55%, due 1/21/45	1,170
		Total Government Securities (Cost $50,585)	48,472

NUMBER OF SHARES

Mutual Funds (7.5%)
9,600,931	Neuberger Berman Emerging Markets Income Fund Institutional Class (Cost $95,892)	91,142	§§
Short-Term Investments (1.8%)
22,308,124	State Street Institutional Liquid Reserves Fund Institutional Class (Cost $22,308)	22,308	@

	Total Investments (126.1%) (Cost $1,523,745)	1,539,275	##

	Liabilities, less cash, receivables and other assets [(26.1%)]	(318,269)	¢¢

	Total Net Assets (100.0%)	$1,221,006

See Notes to Schedule of Investments

January 31, 2014 (Unaudited)

Notes to Schedule of Investments

†
In accordance with Accounting Standards Codification (“ASC”) 820 “Fair Value Measurements and Disclosures” (“ASC 820”), all investments held by each of Neuberger Berman Core Bond Fund (“Core Bond”), Neuberger Berman Floating Rate Income Fund (“Floating Rate Income”), Neuberger Berman High Income Bond Fund (“High Income”), Neuberger Berman Municipal Intermediate Bond Fund (“Municipal Intermediate Bond”), Neuberger Berman New York Municipal Income Fund (“New York Municipal Income”), Neuberger Berman Short Duration Bond Fund (“Short Duration”), Neuberger Berman Short Duration High Income Fund (“Short Duration High Income”) and Neuberger Berman Strategic Income Fund (“Strategic Income”) (each individually a “Fund,” and collectively, the “Funds”) are carried at the value that Neuberger Berman Management LLC (“Management”) believes a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Funds’ investments, some of which are discussed below. Significant management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

●	Level 1 – quoted prices in active markets for identical investments
●	Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
●	Level 3 – unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Funds’ investments in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid quotations, or if quotations are not available, by methods which include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by an independent pricing service to value certain types of debt securities of the Funds:

Corporate Debt Securities. Inputs used to value corporate debt securities generally include relative credit information, observed market movements, sector news, spread to the U.S. Treasury market, and other market information which may include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, and reference data, such as market research publications, when available (“Other Market Information”).

Convertible Bonds. Inputs used to value convertible bonds generally include underlying stock data, dealer quotes, conversion premiums, listed bond and preferred stock prices and other market information, which may include benchmark curves, trade execution data, and sensitivity analysis, when available.

U.S. Treasury Securities. Inputs used to value U.S. Treasury securities generally include quotes from several inter-dealer brokers and Other Market Information.

U.S. Government Agency Securities.  Inputs used to value U.S. Government Agency securities generally include obtaining benchmark quotes and Other Market Information.

Asset-Backed Securities and Mortgage-Backed Securities. Inputs used to value asset-backed securities and mortgage-backed securities generally include models that consider a number of factors, which may include the following: prepayment speeds, cash flows, spread adjustments and Other Market Information.

High Yield Securities. Inputs used to value high yield securities generally include a number of observations of equity and credit default swap curves related to the issuer and Other Market Information.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Municipal Debt Securities. Inputs used to value municipal debt securities include current trades, bid-wanted lists (which informs the market that a holder is interested in selling a position and that offers will be considered), offerings, general information on market movement, direction, trends, and specific data on specialty issues.

Emerging Markets Debt, Sovereign Debt and Quasi-Sovereign Debt. Inputs used to value emerging markets debt, sovereign debt and quasi-sovereign debt generally include dealer quotes, bond market activity, discounted cash flow models, and other relevant information such as credit spreads, benchmark curves and Other Market Information.

The value of bank loan securities is determined by Management primarily by obtaining valuations from independent pricing services based on broker quotes (generally Level 2 or Level 3 inputs depending on the number of quotes available).

The value of financial futures contracts is determined by obtaining valuations from independent pricing services at the settlement price at the market close (Level 1 inputs).

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

Investments in investment companies are valued using the respective fund’s daily calculated net asset value per share (Level 2 inputs).

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount a Fund might reasonably expect to receive on a current sale in an orderly transaction, the applicable Fund seeks to obtain quotations from principal market makers (generally considered Level 3 inputs). If such quotations are not readily available, the security is valued using methods the Neuberger Berman Income Funds’ Board of Trustees (the “Board”) has approved on the belief that they reflect fair value. Numerous factors may be considered when determining the fair value of a security based on Level 2 or 3 inputs, including available analyst, media or other reports, trading in futures or American Depositary Receipts (“ADRs”) and whether the issuer of the security being fair valued has other securities outstanding.

The value of the Funds' investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are translated from the local currency into U.S. dollars using the exchange rates as of 4:00 p.m., Eastern time. The Board has approved the use of Interactive Data Pricing and Reference Data, Inc. (“Interactive”) to evaluate the prices of foreign income securities as of the close of the New York Stock Exchange (the “NYSE”). Interactive utilizes benchmark spread and yield curves and evaluates available market activity from the local close to the close of the NYSE (Level 2 inputs) to assist in determining prices for certain foreign income securities. In the absence of precise information about the market values of these foreign securities as of the close of the NYSE, the Board has determined on the basis of available data that prices evaluated in this way are likely to be closer to the prices the Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

The following is a summary, categorized by Level, of inputs used to value the Funds’ investments as of January 31, 2014:

Asset Valuation Inputs
(000’s omitted)	Level 1	Level 2	Level 3§	Total
Core Bond
Investments:
U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government	$-	$51,159	$-	$51,159
U.S. Government Agency Securities	-	5,667	-	5,667
Mortgage-Backed Securities^	-	83,689	-	83,689
Corporate Debt Securities
Airlines	-	-	2,392	2,392
Other Corporate Debt Securities^	-	55,380	-	55,380
Total Corporate Debt Securities	-	55,380	2,392	57,772
Asset-Backed Securities	-	749	-	749
Government Securities^	-	698	-	698
Short-Term Investments	-	23,999	-	23,999

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Total Investments	-	221,341	2,392	223,733
Floating Rate Income
Investments:
Bank Loan Obligations
Business Equipment & Services	-	60,808	1,638	62,446
Containers & Glass Products	-	15,221	3,735	18,956
Financial Intermediaries	-	55,637	3,554	59,191
Lodging & Casinos	-	38,750	3,453	42,203
Oil & Gas	-	7,141	3,624	10,765
Utilities	-	18,660	3,129	21,789
Other Bank Loan Obligations^	-	369,026	-	369,026
Total Bank Loan Obligations	-	565,243	19,133	584,376
Corporate Debt Securities^	-	22,492	-	22,492
Short-Term Investments	-	41,664	-	41,664
Total Investments	-	629,399	19,133	648,532
High Income
Investments:
Bank Loan Obligations^	-	168,567	-	168,567
Corporate Debt Securities
Airlines	-	8,081	9,052	17,133
Other Corporate Debt Securities^	-	2,927,831	-	2,927,831
Total Corporate Debt Securities	-	2,935,912	9,052	2,944,964
Short-Term Investments	-	70,373	-	70,373
Total Investments	-	3,174,852	9,052	3,183,904
Municipal Intermediate Bond
Investments:
Municipal Notes^	-	157,363	-	157,363
Total Investments	-	157,363	-	157,363
New York Municipal Income
Investments:
Municipal Notes^	-	66,902	-	66,902
Total Investments	-	66,902	-	66,902
Short Duration
Investments:
U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government	-	10,246	-	10,246
Mortgage-Backed Securities^	-	19,119	-	19,119
Corporate Debt Securities^	-	26,084	-	26,084
Asset-Backed Securities	-	8,548	-	8,548
Short-Term Investments	-	3,326	-	3,326
Total Investments	-	67,323	-	67,323
Short Duration High Income
Investments:
Bank Loan Obligations^	-	13,801	-	13,801
Corporate Debt Securities
Airlines	-	868	232	1,100
Other Corporate Debt Securities^	-	130,556	-	130,556
Total Corporate Debt Securities	-	131,424	232	131,656
Convertible Bonds	-	647	-	647
Short-Term Investments	-	849	-	849
Total Investments	-	146,721	232	146,953
Strategic Income
Investments:
Bank Loan Obligations
Containers & Glass Products	-	4,976	2,059	7,035
Lodging & Casinos	-	15,558	1,200	16,758
Oil & Gas	-	2,262	1,358	3,620
Utilities	-	5,940	1,483	7,423
Other Bank Loan Obligations^	-	162,185	-	162,185

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Total Bank Loan Obligations	-	190,921	6,100	197,021
U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government	-	107,819	-	107,819
U.S. Government Agency Securities	-	4,635	-	4,635
Mortgage-Backed Securities
Commercial Mortgage-Backed	-	91,524	971	92,495
Other Mortgage-Backed Securities^	-	338,914	-	338,914
Total Mortgage-Backed Securities	-	430,438	971	431,409
Corporate Debt Securities
Airlines	-	-	22,305	22,305
Other Corporate Debt Securities^	-	476,111	-	476,111
Total Corporate Debt Securities	-	476,111	22,305	498,416
Asset-Backed Securities	-	138,053	-	138,053
Government Securities^	-	48,472	-	48,472
Mutual Funds	-	91,142	-	91,142
Short-Term Investments	-	22,308	-	22,308
Total Investments	-	1,509,899	29,376	1,539,275

^	The Schedule of Investments provides information on the industry or state categorization for the portfolio.

§	The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

(000’s omitted)	Beginning balance, as of 11/1/13	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance, as of 1/31/14	Net change in unrealized appreciation/ (depreciation) from investments still held as of 1/31/14
Investments in Securities:
Core Bond
Corporate Debt Securities
Airlines	$2,601	$-	$10	$75	$-	$(294)	$-	$-	$2,392	$75
Total	2,601	-	10	75	-	(294)	-	-	2,392	75
Floating Rate Income
Bank Loan Obligations
Automotive	2,518	-	-	-	-	-	-	(2,518)	-	-
Business Equipment & Services	1,897	1	-	15	-	-	1,622	(1,897)	1,638	15
Containers & Glass Products	-	(2)	-	38	853	(7)	2,853	-	3,735	38
Financial Intermediaries	5,369	1	7	26	-	(1,849)	-	-	3,554	38
Leisure Goods - Activities - Movies	3,813	-	(3)	3	-	(666)	-	(3,147)	-	-
Lodging & Casinos	656	1	-	47	276	(19)	2,492	-	3,453	47
Oil & Gas	3,795	2	-	(53)	-	(120)	-	-	3,624	(52)
Utilities	3,169	1	-	(33)	-	(8)	-	-	3,129	(33)
Total	21,217	4	4	43	1,129	(2,669)	6,967	(7,562)	19,133	53
High Income
Bank Loan Obligations
Lodging & Casinos	16,330	-	-	-	-	-	-	(16,330)	-	-
Corporate Debt Securities
Airlines	9,306	-	(11)	177	-	(420)	-	-	9,052	177
Total	25,636	-	(11)	177	-	(420)	-	(16.330)	9,052	177
Short Duration High Income
Corporate Debt Securities
Airlines	253	-	(3)	1	-	(19)	-	-	232	1
Total	253	-	(3)	1	-	(19)	-	-	232	1
Strategic Income
Bank Loan Obligations
Automotive	2,716	-	-	-	-	-	-	(2,716)	-	-
Business Equipment & Services	488	-	-	-	-	-	-	(488)	-	-

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Containers & Glass Products	-	-	-	18	260	(6)	1,787	-	2,059	18
Leisure Goods - Activities – Movies	1,199	-	-	-	-	-	-	(1,199)	-	-
Lodging & Casinos	261	-	-	19	-	(7)	927	-	1,200	19
Oil & Gas	1,380	-	-	(19)	-	(3)	-	-	1,358	(19)
Radio & Television	658	-	2	-		(660)	-	-	-	-
Utilities	1,501	1	-	(15)	-	(4)	-	-	1,483	(15)
Mortgage-Backed Securities
Commercial Mortgage-Backed	970	-	-	1	-	-	-	-	971	1
Corporate Debt Securities
Airlines	20,505	-	(16)	721	-	(3,149)	4,244	-	22,305	721
Total	29,678	1	(14)	725	260	(3,829)	6,958	(4,403)	29,376	725

Securities categorized as Level 3 are valued based on a single quotation obtained from a dealer. The Funds do not have access to unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

As of the period ending January 31, 2014, certain securities were transferred from one level to another based on beginning of period market values as of October 31, 2013.  As of January 31, 2014, five securities in Floating Rate Income, one security in High Income, one security in Short Duration High Income and three securities in Strategic Income transferred from Level 3 to Level 2 as a result of an increase in the number of observable inputs that were readily available to the independent pricing service. As of January 31, 2014, four securities in Strategic Income transferred from Level 2 to Level 3 as a result of a decrease in the number of observable inputs that were readily available to the independent pricing service. As of the period ending January 31, 2014, the Funds had no transfers between Levels 1 and 2.

The following is a summary, categorized by Level, of inputs used to value the Funds' derivatives as of January 31, 2014:

(000’s omitted)	Level 1	Level 2	Level 3	Total
Core Bond
Futures contracts (unrealized appreciation)	$61	$-	$-	$61
Strategic Income
Futures contracts (unrealized appreciation)	$1,667	$-	$-	$1,667

Liability Valuation Inputs

The following is a summary, categorized by Level, of inputs used to value the Funds’ derivatives as of January 31, 2014:

(000’s omitted)	Level 1	Level 2	Level 3	Total
Core Bond
Futures contracts (unrealized depreciation)	$(264)	$-	$-	$(264)
Strategic Income
Futures contracts (unrealized depreciation)	$(2,403)	$-	$-	$(2,403)

##	At January 31, 2014, selected fund information on a U.S. federal income tax basis was as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
(000’s omitted)
Core Bond	$223,089	$2,985	$2,341	$644
Floating Rate Income	643,626	5,306	400	4,906
High Income	3,064,139	132,255	12,490	119,765
Municipal Intermediate Bond	154,891	4,300	1,828	2,472

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

New York Municipal Income	66,116	2,183	1,397	786
Short Duration	67,537	261	475	(214)
Short Duration High Income	146,378	1,186	611	575
Strategic Income	1,525,889	36,455	23,069	13,386

ñ
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), or are private placements and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors. These securities have been deemed by the investment manager to be liquid.  At January 31, 2014, these securities amounted to approximately $7,188,000 or 3.6 % of net assets for Core Bond, approximately $7,283,000 or 1.2% of net assets for Floating Rate Income, approximately $791,244,000 or  24.2% of net assets for High Income, approximately $2,700,000 or 1.7% of net assets for Municipal Intermediate Bond, approximately $5,733,0000 or 8.8% of net assets for Short Duration, approximately $28,291,000 or  19.1% of net assets for Short Duration High Income and approximately $109,685,000 or 9.0% of net assets for Strategic Income.

Ñ
These securities have been deemed by the investment manager to be illiquid. At January 31, 2014, these securities amounted to approximately $19,133,000 or 3.1% of net assets for Floating Rate Income and approximately $6,100,000 or 0.5% of net assets for Strategic Income.

Ø
All or a portion of this security was purchased on a when-issued basis.  At January 31, 2014, these securities amounted to $31,994,000 for Core Bond, $3,231,000 for Municipal Intermediate Bond, $1,320,000 for New York Municipal Income, $650,000 for Short Duration and $330,495,000 for Strategic Income. For TBA (to be announced) securities, the maturity date was not known at the time of investment.

ß	Security is guaranteed by the corporate or non-profit obligor.

¢	All or a portion of this security was purchased on a delayed delivery basis.

^^	All or a portion of this security has not settled as of January 31, 2014 and thus may not have an interest rate in effect. Interest rates do not take effect until settlement.

@
All or a portion of this security is segregated in connection with obligations for when-issued security purchase commitments and/or financial futures contracts and/or delayed delivery purchase commitments.

µ	Floating rate securities are securities whose yields vary with a designated index or market rate. These securities are shown at their current rates as of January 31, 2014, and their final maturities.

c	Payment-in-kind security for which part of the income earned may be paid as additional principal.

a	Principal amount is stated in the currency in which the security is denominated. AUD = Australian Dollar EUR = Euro Dollar NZD = New Zealand Dollar

b	Currently a zero coupon security; will convert to 4.00% on August 1, 2023.

d	Security is subject to a guarantee provided by Deutsche Bank, backing 100% of the total principal.

z	A zero balance, if any, may reflect actual amounts rounding to less than $1,000.

¢¢	At January 31, 2014, open positions in financial futures contracts were as follows:

Fund	Expiration	Open Contracts	Position	Unrealized Appreciation (Depreciation)
Core Bond	March 2014	40 U.S. Treasury Notes, 2 Year	Short	$565
Core Bond	March 2014	105 U.S. Treasury Notes, 10 Year	Short	(63,455)
Core Bond	March 2014	18 Long U.S. Treasury Bond	Short	(45,450)
Core Bond	March 2014	20 U.S. Ultra Long U.S. Treasury Bond	Short	(91,659)

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Core Bond	March 2014	326 U.S. Treasury Notes, 5 Year	Short	46,633
Core Bond	June 2014	15 New Zealand Bank Bill, 90 Day	Long	(18,011)
Core Bond	December 2016	51 Euribor Interest Rate, 3 Month	Long	13,435
Core Bond	December 2016	60 Sterling Interest Rate, 3 Month	Long	(26,849)
Core Bond	December 2016	48 Eurodollar, 90 Day	Long	(18,215)
Total				$(203,006)

Strategic Income	March 2014	323 Mini Japanese, 10 Year	Short	$(144,875)
Strategic Income	March 2014	110 Australian Dollar/US Dollar Currency	Short	390,291
Strategic Income	March 2014	86 Euro-Buxl	Short	(475,865)
Strategic Income	March 2014	77 Euro Currency	Short	96,358
Strategic Income	March 2014	207 New Zealand Dollar	Short	290,442
Strategic Income	March 2014	1,577 U.S. Treasury Notes, 10 Year	Short	(546,546)
Strategic Income	March 2014	170 U.S. Treasury Notes, 2 Year	Short	3,013
Strategic Income	March 2014	1,862 U.S. Treasury Notes, 5 Year	Short	607,172
Strategic Income	March 2014	90 Long U.S. Treasury Bond	Short	(226,383)
Strategic Income	March 2014	211 Ultra Long U.S. Treasury Bond	Short	(966,245)
Strategic Income	March 2014	116 Euro/Japanese Yen Currency, 90 Day	Long	1,113
Strategic Income	June 2014	87 New Zealand Bank Bill, 90 Day	Long	(3,411)
Strategic Income	December 2016	300 Euribor Interest Rate, 3 Month	Long	278,168
Strategic Income	December 2016	366 Sterling Interest Rate, 3 Month	Long	(14,222)
Strategic Income	December 2016	287 Eurodollar, 90 Day	Long	(25,113)
Total				$(736,103)

At January 31, 2014, the notional value of financial futures contracts was:

	Long Positions	Short Positions
Core Bond	$52,832,672	$(66,616,563)
Strategic Income	$341,871,187	$(602,605,721)

At January 31, 2014, the Funds had deposited the following in segregated accounts to cover margin requirements on open futures contracts:

Core Bond	$768,519
Strategic Income	$7,599,897

§§	Affiliated issuer.

Investments in Affiliates(1):
	Balance of Shares Held October 31, 2013	Gross Purchases and Additions	Gross Sales and Reductions	Balance of Shares Held January 31, 2014	Value January 31, 2014	Distributions from Investments in Affiliated Issuers(2)	Net Realized Gain (Loss) from Investments in Affiliated Issuers
Strategic Income
Neuberger Berman Emerging Markets Income Fund Institutional Class	8,529,643	1,071,288	-	9,600,931	$91,141,929	$1,589,989	$-

(1)
Affiliated issuers, as defined in the Investment Company Act of 1940, as amended (the "1940 Act").  Neuberger Berman Income Funds and Management have obtained an exemptive order from the SEC that permits the Funds to invest in both affiliated and unaffiliated investment companies, including exchange-traded funds, in excess of the limits in Section 12(d)(1)(A) of the 1940 Act, subject to the terms and conditions of such order.

(2)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying fund.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

JANUARY 31, 2014

Schedule of Investments Neuberger Berman Emerging Markets Income Fund
(Unaudited)

PRINCIPAL AMOUNT			VALUE	†
($000's omitted)			($000's omitted)	z

Corporate Debt Securities (31.7%)

Brazil (3.2%)
	205	Braskem Finance Ltd., Guaranteed Notes, 5.75%, due 4/15/21	197
	215	Cielo SA, Guaranteed Notes, 3.75%, due 11/16/22	188	ñ
	100	Cosan Overseas Ltd., Guaranteed Notes, 8.25%, due 12/31/49	100
	310	Fibria Overseas Finance Ltd., Guaranteed Notes, 6.75%, due 3/3/21	338	ñ
	210	Gerdau Holdings, Inc., Guaranteed Notes, 7.00%, due 1/20/20	225
	400	Hypermarcas SA, Senior Unsecured Notes, 6.50%, due 4/20/21	418
	210	Itau Unibanco Holding SA, Subordinated Notes, 5.65%, due 3/19/22	201	ñ
	200	JBS Investments GmbH, Guaranteed Notes, 7.75%, due 10/28/20	205	ñ
	200	Marfrig Holding Europe BV, Guaranteed Notes, 8.38%, due 5/9/18	184
	200	Minerva Luxembourg SA, Guaranteed Notes, 7.75%, due 1/31/23	194	ñ
	200	Minerva Luxembourg SA, Guaranteed Notes, 7.75%, due 1/31/23	195
	120	Odebrecht Finance Ltd., Guaranteed Notes, 7.50%, due 12/31/49	118	ñ
	235	Sadia Overseas Ltd., Guaranteed Notes, 7.25%, due 1/28/20	256	ñ
	200	Samarco Mineracao SA, Senior Unsecured Notes, 5.75%, due 10/24/23	193	ñ
	100	Vale Overseas Ltd., Guaranteed Notes, 8.25%, due 1/17/34	116
			3,128
Chile (0.6%)
	400	Corpbanca SA, Senior Unsecured Notes, 3.13%, due 1/15/18	384
	200	GeoPark Latin America Ltd. Agencia en Chile, Senior Secured Notes, 7.50%, due 2/11/20	206	ñ
			590
China (4.1%)
	190	China Overseas Finance Cayman II Ltd., Guaranteed Notes, 5.50%, due 11/10/20	195
	340	China Overseas Finance Cayman IV Ltd., Guaranteed Notes, 4.88%, due 2/15/17	358
	200	China Overseas Finance Cayman V Ltd., Guaranteed Notes, 3.95%, due 11/15/22	173
	200	China Resources Power East Foundation Co., Ltd., Guaranteed Notes, 7.25%, due 12/31/49	208	µ
	205	CNOOC Finance 2011 Ltd., Guaranteed Notes, 4.25%, due 1/26/21	209
	200	CNOOC Finance 2012 Ltd., Guaranteed Notes, 3.88%, due 5/2/22	195
	200	CNPC HK Overseas Capital Ltd., Guaranteed Notes, 4.50%, due 4/28/21	207
	200	Country Garden Holdings Co., Ltd., Guaranteed Notes, 11.13%, due 2/23/18	218	ñ
	200	Franshion Development Ltd., Guaranteed Notes, 6.75%, due 4/15/21	197
	200	Kaisa Group Holdings Ltd., Guaranteed Notes, 10.25%, due 1/8/20	197
	500	Longfor Properties Co., Ltd., Guaranteed Euro Medium-Term Notes, 6.88%, due 10/18/19	491
	255	Poly Real Estate Finance Ltd., Guaranteed Notes, 4.50%, due 8/6/18	249
	230	Shimao Property Holdings Ltd., Guaranteed Notes, 9.65%, due 8/3/17	244
	200	Skysea Int'l Capital Management, Guaranteed Euro Medium-Term Notes, 4.88%, due 12/7/21	208
	400	Talent Yield Investments Ltd., Guaranteed Notes, 4.50%, due 4/25/22	392	ñ
	310	Yuexiu Property Co., Ltd., Senior Unsecured Notes, 3.25%, due 1/24/18	286
			4,027
Colombia (1.4%)
	400	Banco Davivienda SA, Subordinated Notes, 5.88%, due 7/9/22	387
	200	Millicom Int'l Cellular SA, Senior Unsecured Notes, 6.63%, due 10/15/21	201	ñ
	200	Pacific Rubiales Energy Corp., Guaranteed Notes, 7.25%, due 12/12/21	210
	510	Pacific Rubiales Energy Corp., Guaranteed Notes, 7.25%, due 12/12/21	536	ñ
			1,334
Guatemala (0.5%)
	200	Cementos Progreso Trust, Guaranteed Notes, 7.13%, due 11/6/23	204	ñ
	260	Comcel Trust, Guaranteed Notes, 6.88%, due 2/6/24	255	ñ
			459
Hong Kong (0.9%)
	215	Bank of China Hong Kong Ltd., Subordinated Notes, 5.55%, due 2/11/20	231
	220	Hutchison Whampoa Int'l 10 Ltd., Guaranteed Notes, 6.00%, due 12/31/49	232	ñµ
	200	Noble Group Ltd., Senior Unsecured Notes, 6.75%, due 1/29/20	210
	200	Sun Hung Kai Properties Capital Market Ltd., Guaranteed Euro Medium-Term Notes, 4.50%, due 2/14/22	204
			877
Hungary (0.2%)
	200	MFB Magyar Fejlesztesi Bank Zrt, Guaranteed Notes, 6.25%, due 10/21/20	207	ñ
India (1.2%)
	200	Bank of Baroda, Senior Unsecured Notes, 4.88%, due 7/23/19	201	ñ
	320	ICICI Bank Ltd., Senior Unsecured Notes, 4.70%, due 2/21/18	329	ñ
	225	NTPC Ltd., Senior Unsecured Euro Medium-Term Notes, 5.63%, due 7/14/21	228
	250	Reliance Holdings USA, Inc., Guaranteed Notes, 4.50%, due 10/19/20	251	ñ
	190	Vedanta Resources PLC, Senior Unsecured Notes, 9.50%, due 7/18/18	209	ñ
			1,218
Indonesia (2.0%)
	150	Adaro Indonesia PT, Guaranteed Notes, 7.63%, due 10/22/19	157	ñ
	280	Berau Coal Energy Tbk PT, Senior Secured Notes, 7.25%, due 3/13/17	279	ñ
	210	Indosat Palapa Co., BV, Guaranteed Notes, 7.38%, due 7/29/20	228	ñ
	215	Listrindo Capital BV, Guaranteed Notes, 6.95%, due 2/21/19	220	ñ
	600	Pertamina Persero PT, Senior Unsecured Notes, 6.00%, due 5/3/42	481
	750	Pertamina Persero PT, Senior Unsecured Notes, 5.63%, due 5/20/43	576	ñ
			1,941
Kazakhstan (2.2%)
	400	Intergas Finance BV, Guaranteed Notes, 6.38%, due 5/14/17	430	ñ
	1,200	KazMunayGas National Co., JSC, Senior Unsecured Notes, 6.38%, due 4/9/21	1,281	ñØØ
	300	KazMunayGas National Co., JSC, Senior Unsecured Notes, 4.40%, due 4/30/23	272
	200	Zhaikmunai LLP, Guaranteed Notes, 7.13%, due 11/13/19	208	ñ
			2,191
Kuwait (0.2%)
	210	Burgan Finance No. 1 Jersey Ltd., Bank Guaranteed Notes, 7.88%, due 9/29/20	229
Mexico (4.8%)
	125	America Movil SAB de CV, Guaranteed Notes, 6.38%, due 3/1/35	136
	210	BBVA Bancomer SA, Subordinated Notes, 6.50%, due 3/10/21	225	ñ
	185	BBVA Bancomer SA, Subordinated Notes, 6.75%, due 9/30/22	198
	100	Cemex Espana Luxembourg, Senior Secured Notes, 9.25%, due 5/12/20	108	ñ
	400	Cemex Finance LLC, Senior Secured Notes, 9.38%, due 10/12/22	446	ñ
	300	Cemex Finance LLC, Senior Secured Notes, 9.38%, due 10/12/22	335
	375	Comision Federal de Electricidad, Senior Unsecured Notes, 4.88%, due 1/15/24	370	ñ
	250	Grupo Bimbo SAB de CV, Guaranteed Notes, 4.50%, due 1/25/22	251
	210	Offshore Drilling Holding SA, Senior Secured Notes, 8.38%, due 9/20/20	226	ñ
	490	Petroleos Mexicanos, Guaranteed Notes, 5.50%, due 1/21/21	522
MXN	5,200	Petroleos Mexicanos, Guaranteed Notes, 7.19%, due 9/12/24	367	ñ
	1,000	Petroleos Mexicanos, Guaranteed Notes, 6.50%, due 6/2/41	1,023	ØØ
	116	Petroleos Mexicanos, Guaranteed Notes, 6.38%, due 1/23/45	116	ñ
	200	Trust F/1401, Senior Unsecured Notes, 5.25%, due 12/15/24	199	ñ
	200	Trust F/1401, Senior Unsecured Notes, 6.95%, due 1/30/44	192	ñ
			4,714
Nigeria (0.2%)
	200	GTB Finance BV, Guaranteed Notes, 6.00%, due 11/8/18	198	ñ
Peru (1.8%)
	410	Banco de Credito del Peru, Senior Unsecured Notes, 5.38%, due 9/16/20	419	ñ
	190	Banco de Credito del Peru, Senior Unsecured Notes, 4.25%, due 4/1/23	174	ñ
	190	BBVA Banco Continental SA, Senior Unsecured Notes, 5.00%, due 8/26/22	189
	400	Co. Minera Ares SAC, Guaranteed Notes, 7.75%, due 1/23/21	399	ñ
	200	Corp. Financiera de Desarrollo SA, Senior Unsecured Notes, 4.75%, due 2/8/22	197
	200	Minsur SA, Senior Unsecured Notes, 6.25%, due 2/7/24	196	ñ
	205	Southern Copper Corp., Senior Unsecured Notes, 7.50%, due 7/27/35	213
			1,787
Philippines (0.2%)
	140	Power Sector Assets & Liabilities Management Corp., Guaranteed Notes, 7.39%, due 12/2/24	173	ñ
Russia (4.5%)
	200	Alfa Bank OJSC Via Alfa Bond Issuance PLC, Senior Unsecured Notes, 7.75%, due 4/28/21	214
	200	Credit Bank of Moscow via CBOM Finance PLC, Subordinated Notes, 8.70%, due 11/13/18	191
	200	EDC Finance Ltd., Guaranteed Notes, 4.88%, due 4/17/20	189
	243	Evraz Group SA, Senior Unsecured Notes, 7.40%, due 4/24/17	251	ñ
	250	Nord Gold NV, Guaranteed Notes, 6.38%, due 5/7/18	239
	250	Novatek OAO Via Novatek Finance Ltd., Senior Unsecured Notes, 4.42%, due 12/13/22	228
	250	Polyus Gold Int'l Ltd., Guaranteed Notes, 5.63%, due 4/29/20	241
	276	Severstal OAO via Steel Capital SA, Senior Unsecured Notes, 6.25%, due 7/26/16	293
	270	Sistema JSFC Via Sistema Int'l Funding SA, Senior Unsecured Notes, 6.95%, due 5/17/19	285
	200	Sistema JSFC via Sistema Int'l Funding SA, Senior Unsecured Notes, 6.95%, due 5/17/19	211	ñ
	271	Vimpel Communications via VIP Finance Ireland Ltd. OJSC, Senior Unsecured Notes, 9.13%, due 4/30/18	311	ñ
	200	VimpelCom Holdings BV, Guaranteed Notes, 7.50%, due 3/1/22	208	ñ
	200	Vnesheconombank via VEB Finance PLC, Senior Unsecured Notes, 5.38%, due 2/13/17	210	ñ
	300	Vnesheconombank Via VEB Finance PLC, Senior Unsecured Notes, 6.90%, due 7/9/20	325
	766	VTB Bank OJSC Via VTB Capital SA, Senior Unsecured Notes, 6.00%, due 4/12/17	813	ñØØ
	200	VTR Finance BV, Senior Secured Notes, 6.88%, due 1/15/24	200	ñ
			4,409
Singapore (0.2%)
	190	BW Group Ltd., Senior Secured Notes, 6.63%, due 6/28/17	200	ñ
South Africa (0.5%)
	200	AngloGold Holdings PLC, Guaranteed Notes, 8.50%, due 7/30/20	210
	300	Eskom Holdings SOC Ltd., Senior Unsecured Notes, 6.75%, due 8/6/23	302	ñ
			512
Supranational (0.2%)
	240	Corp. Andina de Fomento, Senior Unsecured Notes, 4.38%, due 6/15/22	243
Thailand (0.4%)
	200	PTT Global Chemical PCL, Senior Unsecured Notes, 4.25%, due 9/19/22	188
	200	PTTEP Canada Int'l Finance Ltd., Guaranteed Notes, 5.69%, due 4/5/21	215	ñ
			403
Turkey (1.4%)
	787	Finansbank AS, Senior Unsecured Notes, 5.50%, due 5/11/16	771	ñ
	200	Turkiye Is Bankasi, Subordinated Notes, 7.85%, due 12/10/23	189	ñ
	200	Turkiye Vakiflar Bankasi Tao, Senior Unsecured Notes, 5.00%, due 10/31/18	188	ñ
	200	Yapi ve Kredi Bankasi AS, Senior Unsecured Notes, 5.25%, due 12/3/18	189	ñ
			1,337
United Arab Emirates (0.5%)
	320	DP World Ltd., Senior Unsecured Notes, 6.85%, due 7/2/37	328	ñ
	200	Emirates NBD PJSC, Senior Subordinated Euro Medium-Term Notes, 4.88%, due 3/28/23	202	µ
			530
Venezuela (0.5%)
	760	Petroleos de Venezuela SA, Guaranteed Notes, 5.25%, due 4/12/17	515
		Total Corporate Debt Securities (Cost $31,465)	31,222
Government Securities (62.8%)

Armenia (0.3%)
	300	Republic of Armenia, Senior Unsecured Notes, 6.00%, due 9/30/20	300	ñ
Bahrain (0.3%)
	250	Bahrain Government International Bond, Senior Unsecured Notes, 6.13%, due 8/1/23	266	ñ
Belarus (0.6%)
	600	Republic of Belarus, Senior Unsecured Notes, 8.95%, due 1/26/18	608
Belize (0.4%)
	600	Belize Government International Bond, Senior Unsecured Notes, 5.00%, due 2/20/38	389	**
Bermuda (0.3%)
	350	Bermuda Government International Bond, Senior Unsecured Notes, 4.85%, due 2/6/24	347	ñ
Bolivia (1.6%)
	1,600	Bolivian Government International Bond, Senior Unsecured Notes, 5.95%, due 8/22/23	1,608	ñØØ
Brazil (6.0%)
BRL	13,517	Brazil Letras do Tesouro Nacional, Bills, due 1/1/17	3,920	ØØ
BRL	300	Brazil Notas do Tesouro Nacional, Notes, Series B, 6.00%, due 8/15/22	287
	200	Brazilian Government International Bond, Senior Unsecured Notes, 8.25%, due 1/20/34	250
	1,320	Brazilian Government International Bond, Senior Unsecured Notes, 7.13%, due 1/20/37	1,478	ØØ
			5,935
Colombia (5.1%)
	750	Colombia Government International Bond, Senior Unsecured Notes, 7.38%, due 9/18/37	902	ØØ
COP	727,633	Colombian TES, Bonds, 4.25%, due 5/17/17	379
COP	5,500,000	Colombian TES, Notes, Ser. B, 5.00%, due 11/21/18	2,608	ØØ
COP	600,000	Colombian TES, Bonds, Ser. B, 7.00%, due 9/11/19	306
COP	1,611,187	Colombian TES, Bonds, 3.50%, due 3/10/21	790
			4,985
Cote D'Ivoire (0.9%)
	200	Ivory Coast Government International Bond, Senior Unsecured Notes, 5.75%, due 12/31/32	172	**
	800	Ivory Coast Government International Bond, Senior Unsecured Notes, 5.75%, due 12/31/32	690	ñ**
			862
Croatia (1.0%)
	700	Croatia Government International Bond, Senior Unsecured Notes, 6.25%, due 4/27/17	742	ØØ
	230	Croatia Government International Bond, Senior Unsecured Notes, 6.00%, due 1/26/24	223	ñ
			965
Czech Republic (0.8%)
CZK	16,500	Czech Republic Government Bond, Bonds, 1.50%, due 10/29/19	810
Dominican Republic (0.2%)
	240	Dominican Republic International Bond, Senior Unsecured Notes, 6.60%, due 1/28/24	239	ñ
Egypt (0.3%)
	338	Arab Republic of Egypt, Senior Unsecured Notes, 6.88%, due 4/30/40	298
Hungary (3.0%)
HUF	60,000	Hungary Government Bond, Bonds, 6.75%, due 2/24/17	274
HUF	41,380	Hungary Government Bond, Bonds, 7.00%, due 6/24/22	189
HUF	206,730	Hungary Government Bond, Bonds, 6.75%, due 10/22/28	897	ØØ
	456	Hungary Government International Bond, Senior Unsecured Notes, 5.75%, due 11/22/23	452
	1,050	Hungary Government International Bond, Senior Unsecured Notes, 7.63%, due 3/29/41	1,113
			2,925
Indonesia (3.9%)
	500	Indonesia Government International Bond, Senior Unsecured Notes, 11.63%, due 3/4/19	659	ñ
	200	Indonesia Government International Bond, Senior Unsecured Notes, 5.88%, due 3/13/20	211
	150	Indonesia Government International Bond, Senior Unsecured Notes, 7.75%, due 1/17/38	167	ñ
IDR	31,500,000	Indonesia Treasury Bond, Senior Unsecured Notes, 8.38%, due 3/15/24	2,509	ØØ
IDR	3,976,000	Indonesia Treasury Bond, Senior Unsecured Notes, 8.38%, due 3/15/34	292	ØØ
			3,838
Iraq (1.5%)
	1,800	Republic of Iraq, Unsecured Notes, 5.80%, due 1/15/28	1,512	ñØØ
Kenya (0.5%)
KES	40,000	Kenya Infrastructure Bond, Bonds, 11.00%, due 9/15/25	452
Mexico (4.3%)
MXN	5,000	Mexican Bonos, Bonds, Ser. M, 8.00%, due 6/11/20	414
MXN	23,000	Mexican Bonos, Bonds, Ser. M, 6.50%, due 6/9/22	1,726	ØØ
MXN	14,119	Mexican Bonos, Bonds, Ser. M, 8.00%, due 12/7/23	1,160	ØØ
MXN	1,800	Mexican Bonos, Bonds, 8.50%, due 5/31/29	150
	230	Mexico Government International Bond, Senior Unsecured Medium-Term Notes, Ser. A, 6.75%, due 9/27/34	267	ØØ
	515	United Mexican States, Senior Unsecured Notes, 5.55%, due 1/21/45	508
			4,225
Mongolia (1.3%)
	500	Development Bank of Mongolia LLC, Government Guaranteed Notes, 5.75%, due 3/21/17	468
	900	Mongolia Government International Bond, Senior Unsecured Notes, 4.13%, due 1/5/18	805
			1,273
Morocco (0.5%)
	500	Morocco Government International Bond, Senior Unsecured Notes, 4.25%, due 12/11/22	464	ñ
Nigeria (1.9%)
NGN	170,000	Nigeria Government Bond, Bonds, 15.10%, due 4/27/17	1,080	ØØ
NGN	120,000	Nigeria Government Bond, Bonds, 16.00%, due 6/29/19	800	ØØ
			1,880
Panama (0.6%)
	500	Panama Government International Bond, Senior Unsecured Notes, 6.70%, due 1/26/36	559
Peru (1.1%)
PEN	1,400	Peruvian Government International Bond, Senior Unsecured Notes, 6.95%, due 8/12/31	469
	450	Peruvian Government International Bond, Senior Unsecured Notes, 8.75%, due 11/21/33	632	ØØ
			1,101
Philippines (0.6%)
PHP	12,000	Philippine Government International Bond, Senior Unsecured Notes, 3.90%, due 11/26/22	250
	200	Philippine Government International Bond, Senior Unsecured Notes, 9.50%, due 2/2/30	300
			550
Poland (2.6%)
PLN	2,100	Poland Government Bond, Bonds, 5.50%, due 10/25/19	705	ØØ
PLN	3,250	Poland Government Bond, Bonds, 5.75%, due 9/23/22	1,107	ØØ
PLN	2,222	Poland Government Bond, Bonds, 5.75%, due 4/25/29	759
			2,571
Romania (1.3%)
RON	1,500	Romania Government Bond, Bonds, 5.75%, due 1/27/16	465
RON	250	Romania Government Bond, Bonds, 5.85%, due 4/26/23	76
EUR	500	Romanian Government International Bond, Senior Unsecured Euro Medium-Term Notes, 4.63%, due 9/18/20	702
	56	Romanian Government International Bond, Senior Unsecured Notes, 6.13%, due 1/22/44	55	ñ
			1,298
Russia (5.6%)
RUB	49,592	Russian Federal Bond - OFZ, Bonds, 7.40%, due 6/14/17	1,409	ØØ
RUB	45,000	Russian Federal Bond - OFZ, Bonds, 7.00%, due 1/25/23	1,183	ØØ
RUB	15,970	Russian Federal Bond - OFZ, Bonds, 7.00%, due 8/16/23	418
RUB	36,000	Russian Federal Bond - OFZ, Bonds, 8.15%, due 2/3/27	1,016	ØØ
RUB	28,000	Russian Federal Bond - OFZ, Bonds, 7.05%, due 1/19/28	713
	715	Russian Foreign Bond - Eurobond, Senior Unsecured Notes, 7.50%, due 3/31/30	824	ñ**
			5,563
Serbia (0.3%)
	240	Republic of Serbia, Senior Unsecured Notes, 7.25%, due 9/28/21	252
South Africa (3.2%)
ZAR	6,000	South Africa Government Bond, Bonds, 13.50%, due 9/15/15	589
ZAR	8,310	South Africa Government Bond, Bonds, 7.25%, due 1/15/20	704	ØØ
ZAR	6,000	South Africa Government Bond, Bonds, 7.75%, due 2/28/23	507
ZAR	3,700	South Africa Government Bond, Bonds, 7.00%, due 2/28/31	267
	300	South Africa Government International Bond, Senior Unsecured Notes, 6.88%, due 5/27/19	337
	550	South Africa Government International Bond, Senior Unsecured Notes, 4.67%, due 1/17/24	520
	200	South Africa Government International Bond, Senior Unsecured Notes, 5.88%, due 9/16/25	205
			3,129
Thailand (6.1%)
THB	70,000	Thailand Government Bond, Senior Unsecured Notes, 3.25%, due 6/16/17	2,144	ØØ
THB	83,828	Thailand Government Bond, Senior Unsecured Notes, 3.88%, due 6/13/19	2,606
THB	41,100	Thailand Government Bond, Senior Unsecured Notes, 3.63%, due 6/16/23	1,214	ØØ
			5,964
Turkey (5.4%)
	350	Export Credit Bank of Turkey, Senior Unsecured Notes, 5.88%, due 4/24/19	348	ñ
	200	Hazine Mustesarligi Varlik Kiralama AS, Bonds, 4.56%, due 10/10/18	197	ñ
TRY	5,500	Turkey Government Bond, Bonds, 6.30%, due 2/14/18	2,095	ØØ
TRY	1,400	Turkey Government Bond, Bonds, 8.30%, due 6/20/18	570
TRY	550	Turkey Government Bond, Bonds, 8.50%, due 9/14/22	221
TRY	1,400	Turkey Government Bond, Bonds, 7.10%, due 3/8/23	514
EUR	100	Turkey Government International Bond, Senior Unsecured Notes, 4.35%, due 11/12/21	132
	300	Turkey Government International Bond, Bonds, 5.75%, due 3/22/24	293
	450	Turkey Government International Bond, Senior Unsecured Notes, 7.38%, due 2/5/25	488
	520	Turkey Government International Bond, Senior Unsecured Notes, 6.75%, due 5/30/40	511
			5,369
Ukraine (0.4%)
	450	Ukreximbank Via Biz Finance PLC, Senior Unsecured Notes, 8.75%, due 1/22/18	367
Venezuela (0.9%)
	600	Venezuela Government International Bond, Senior Unsecured Notes, 12.75%, due 8/23/22	492	ØØ
	400	Venezuela Government International Bond, Senior Unsecured Notes, 9.25%, due 5/7/28	252
	250	Venezuela Government International Bond, Senior Unsecured Notes, 9.38%, due 1/13/34	157
			901
		Total Government Securities (Cost $66,007)	61,805

NUMBER OF SHARES

Short-Term Investments (3.2%)
3,175,211	State Street Institutional Government Money Market Fund Institutional Class (Cost $3,175)	3,175	ØØ

	Total Investments (97.7%) (Cost $100,647)	96,202	##

	Cash, receivables and other assets, less liabilities (2.3%)	2,277	±

	Total Net Assets (100.0%)	$98,479

See Notes to Schedule of Investments

SUMMARY SCHEDULE OF INVESTMENTS BY INDUSTRY
NEUBERGER BERMAN EMERGING MARKETS INCOME FUND (UNAUDITED)

	Investments at
Industry	Value† (000's omitted)	Percentage of Net Assets
Foreign Government*	$61,805	62.8%
Oil & Gas	7,844	8.0%
Banks	7,073	7.2%
Real Estate	2,813	2.9%
Diversified Financial Services	1,716	1.7%
Mining	1,707	1.7%
Food	1,385	1.4%
Electric	1,327	1.4%
Telecommunications	1,084	1.1%
Iron - Steel	1,078	1.1%
Building Materials	888	0.9%
Gas	822	0.8%
Commercial Services	516	0.5%
Holding Companies - Diversified	442	0.5%
Coal	436	0.4%
Pharmaceuticals	418	0.4%
Chemicals	385	0.4%
Forest Products & Paper	338	0.3%
Multi-National	243	0.3%
Media	200	0.2%
Transportation	200	0.2%
Oil & Gas Services	189	0.2%
Engineering & Construction	118	0.1%
Short-Term Investments and Other Assets-Net	5,452	5.5%
	$98,479	100.0%

* Each foreign government is deemed its own industry. This represents the aggregate of all foreign governments.

January 31, 2014 (Unaudited)
Notes to Schedule of Investments

†
In accordance with Accounting Standards Codification (“ASC”) 820 “Fair Value Measurements and Disclosures” (“ASC 820”), all investments held by Neuberger Berman Emerging Markets Income Fund (the “Fund”) are carried at the value that Neuberger Berman Management LLC (“Management”) believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund’s investments, some of which are discussed below. Significant management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

●	Level 1 – quoted prices in active markets for identical investments
●	Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
●	Level 3 – unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Fund’s investments in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid quotations, or if quotations are not available, by methods which include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by an independent pricing service to value certain types of debt securities of the Fund:

Corporate Debt Securities. Inputs used to value corporate debt securities generally include relative credit information, observed market movements, sector news, spread to the U.S. Treasury market, and other market information which may include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, and reference data, such as market research publications, when available (“Other Market Information”).

Emerging Markets Debt, Sovereign Debt and Quasi-Sovereign Debt. Inputs used to value emerging markets debt, sovereign debt and quasi-sovereign debt generally include dealer quotes, bond market activity, discounted cash flow models, and other relevant information such as credit spreads, benchmark curves and Other Market Information.

The value of forward foreign currency contracts (“forward contracts”) is determined by obtaining valuations from an independent pricing service based on actual traded currency rates on an independent pricing service’s network, along with other traded and quoted currency rates provided to the pricing service by leading market participants (Level 2 inputs).

The value of interest rate swap contracts is determined by Management primarily by obtaining valuations from independent pricing services based on references to the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price (generally Level 2 inputs).

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

Investments in investment companies are valued using the respective fund’s daily calculated net asset value per share (Level 2 inputs).

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, the Fund seeks to obtain quotations from principal market makers (generally considered Level 3 inputs). If such quotations are not readily available, the security is valued using methods the Neuberger Berman Income Funds’ Board of Trustees (the “Board”) has approved on the belief that they reflect fair value. Numerous factors may be considered when determining the fair value of a

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder reports.

security based on Level 2 or 3 inputs, including available analyst, media or other reports, trading in futures or American Depositary Receipts (“ADRs”) and whether the issuer of the security being fair valued has other securities outstanding.

The value of the Funds' investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are translated from the local currency into U.S. dollars using the exchange rates as of 4:00 p.m., Eastern time. The Board has approved the use of Interactive Data Pricing and Reference Data, Inc. (“Interactive”) to evaluate the prices of foreign income securities as of the close of the New York Stock Exchange (the “NYSE”). Interactive utilizes benchmark spread and yield curves and evaluates available market activity from the local close to the close of the NYSE (Level 2 inputs) to assist in determining prices for certain foreign income securities. In the absence of precise information about the market values of these foreign securities as of the close of the NYSE, the Board has determined on the basis of available data that prices evaluated in this way are likely to be closer to the prices the Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

The following is a summary, categorized by Level, of inputs used to value the Fund’s investments as of
January 31, 2014:

Asset Valuation Inputs
(000’s omitted)	Level 1	Level 2	Level 3	Total
Investments:
Corporate Debt Securities^	$-	$31,222	$-	$31,222
Government Securities^	-	61,805	-	61,805
Short-Term Investments	-	3,175	-	3,175
Total Investments	$-	$96,202	$-	$96,202

^	The Schedule of Investments and Summary Schedule of Investments by Industry provide information on the country and industry categorization for the portfolio.

The Fund had no transfers between Levels 1 and 2 during the period ended January 31, 2014.

The following is a summary, categorized by Level, of inputs used to value the Fund's derivatives as of January 31, 2014:

(000’s omitted)	Level 1	Level 2	Level 3	Total
Forward contracts (unrealized appreciation)	$-	$652	$-	$652
Interest rate swaps	-	24	-	24
Total	$-	$676	$-	$676

Liability Valuation Inputs

The following is a summary, categorized by Level, of inputs used to value the Fund's derivatives as of January 31, 2014:

(000’s omitted)	Level 1	Level 2	Level 3	Total
Forward contracts (unrealized depreciation)	$-	$(877)	$-	$(877)
Interest rate swaps	-	(237)	-	(237)
Total	$-	$(1,114)	$-	$(1,114)

##
At January 31, 2014, the cost of investments for U.S. federal income tax purposes was approximately $100,686,000. Gross unrealized appreciation of investments was approximately $207,000 and gross unrealized depreciation of investments was approximately $4,691,000, resulting in net unrealized depreciation of approximately $4,484,000 based on cost for U.S. federal income tax purposes.

ñ
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), or are private placements and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors. These securities have been deemed by the investment manager to be liquid.  At January 31, 2014, these securities amounted to approximately $24,806,000 or 25.2% of net assets for the Fund.

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder reports.

ØØ	All or a portion of this security is segregated in connection with obligations for forward contracts and/or interest rate swaps.

µ	Floating rate securities are securities whose yields vary with a designated index or market rate. These securities are shown at their current rates as of January 31, 2014, and their final maturities.

a
Principal amount is stated in the currency in which the security is denominated.
BRL = Brazilian Real
COP = Colombian Peso
CZK = Czech Koruna
EUR = Euro
HUF = Hungarian Forint
IDR = Indonesian Rupiah
KES = Kenya Shilling
MXN = Mexican Peso
NGN = Nigerian Naira
PEN = Peruvian Nuevo Sol
PHP = Philippine Peso
PLN = Polish Zloty
RON = Romanian Leu
RUB = Russian Ruble
THB = Thai Baht
TRY = Turkish Lira
ZAR = South African Rand

z	A zero balance, if any, may reflect actual amounts rounding to less than $1,000.

**	Step Bond: Coupon rate is a fixed rate for an initial period, then resets at a specific date and rate.

±	At January 31, 2014, the Fund had outstanding interest rate swap contracts as follows:
Swap Counterparty	Notional Amount	Termination Date	Fixed-rate Payments Made by the Fund	Variable-rate Payments Received by the Fund	Accrued Net Interest Receivable (Payable)	Unrealized Appreciation (Depreciation)	Total Fair Value
JP Morgan Chase Bank, N.A.	200,000,000	October 4, 2015	3.62%	3.55%(1)	$62	$7,868	$7,930
JP Morgan Chase Bank, N.A.	7,500,000	October 4, 2015	1.30%	0.93%(2)	(7,432)	(6,717)	(14,149)
Goldman Sachs International	20,000,000	December 1, 2015	6.88%	5.22%(3)	-	(20,015)	(20,015)
JP Morgan Chase Bank, N.A.	25,000,000	December 6, 2015	6.93%	5.23%(4)	-	(24,415)	(24,415)
Goldman Sachs International	2,788,000	January 4, 2016	11.66%	10.27%(5)	2,403	(16,126)	(13,723)
JP Morgan Chase Bank, N.A.	1,808,000	January 4, 2016	11.60%	10.27%(5)	598	(11,143)	(10,545)
JP Morgan Chase Bank, N.A.	20,000,000	January 8, 2016	6.79%	5.23%(6)	-	(23,034)	(23,034)
Goldman Sachs International	7,776,000	January 16, 2016	1.20%	0.93%(7)	-	(307)	(307)
Goldman Sachs International	6,800,000	February 3, 2016	3.31%	2.72%(8)	-	(314)	(314)
JP Morgan Chase Bank, N.A.	40,000,000	October 5, 2017	6.21%	3.79%(9)	-	(7,468)	(7,468)
JP Morgan Chase Bank, N.A.	3,150,000	October 4, 2018	2.40%	0.93%(2)	6,376	10,151	16,527
JP Morgan Chase Bank, N.A.	2,000,000	December 7, 2020	6.09%	3.79%(10)	182	(2,713)	(2,531)
JP Morgan Chase Bank, N.A.	7,800,000	October 2, 2023	8.08%	5.22%(3)	1,690	(35,288)	(33,598)
Goldman Sachs International	8,000,000	October 12, 2023	6.18%	3.77%(11)	281	(33,988)	(33,707)
Goldman Sachs International	3,000,000	January 10, 2024	6.87%	3.77%(12)	193	(1,303)	(1,110)

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder reports.

JP Morgan Chase Bank, N.A.	6,400,000	October 2, 2028	8.53%	5.22%(3)	1,662	(33,049)	(31,387)
Goldman Sachs International	6,100,000	January 16, 2029	8.76%	5.23%(7)	890	(21,957)	(21,067)
					$6,905	$(219,818)	$(212,913)

(1)	6 Month Budapest Interbank Offer Rate (BUBOR) at October 2, 2013.

(2)	3 Month Tel Aviv Interbank Offer Rate (TELBOR) at January 2, 2014.

(3)	3 Month Johannesburg Interbank Agreed Rate (JIBAR).

(4)	3 Month Johannesburg Interbank Agreed Rate (JIBAR).

(5)	1 Day Overnight Brazil CETIP Interbank Deposit Rate.

(6)	3 Month Johannesburg Interbank Agreed Rate (JIBAR).

(7)	3 Month Tel Aviv Interbank Offer Rate (TELBOR) at January 14, 2014.

(8)	6 Month Poland Warsaw Interbank Offer Rate (WIBOR).

(9)	28 Day Mexican Interbank Equilibrium Interest Rate (TIIE).

(10)	28 Day Mexican Interbank Equilibrium Interest Rate (TIIE) at January 10, 2014.

(11)	28 Day Mexican Interbank Equilibrium Interest Rate (TIIE) at January 24, 2014.

(12)	28 Day Mexican Interbank Equilibrium Interest Rate (TIIE) at January 21, 2014

At January 31, 2014, open forward contracts for the Fund were as follows:

Contracts Received		In Exchange For		Counterparty	Settlement Date	Value	Net Unrealized Appreciation (Depreciation)

725,089	Brazilian Real	$307,828	US Dollar	Goldman Sachs International	02/27/14	$298,651	$(9,177)
1,100,000	Brazilian Real	455,298	US Dollar	State Street Bank & Trust Company	02/27/14	453,070	(2,228)
605,000	Brazilian Real	255,139	US Dollar	JP Morgan Chase Bank, N.A.	02/27/14	249,188	(5,951)
250,000,000	Chilean Peso	474,293	US Dollar	JP Morgan Chase Bank, N.A.	02/24/14	448,941	(25,353)
13,150,000	Chinese Yuan Renminbi	2,147,114	US Dollar	Goldman Sachs International	04/22/14	2,167,500	20,386
391,602	Euro Currency	530,041	Polish Zloty	Goldman Sachs International	02/13/14	528,154	(1,887)
118,134	Euro Currency	162,941	US Dollar	Goldman Sachs International	02/05/14	159,327	(3,614)
258,454	Euro Currency	351,886	US Dollar	JP Morgan Chase Bank, N.A.	02/05/14	348,577	(3,309)
1,253,357	Euro Currency	1,699,490	Czech Koruna	JP Morgan Chase Bank, N.A.	03/24/14	1,690,431	(9,059)
79,628	Euro Currency	109,241	US Dollar	Goldman Sachs International	03/05/14	107,395	(1,846)
1,257,500	Euro Currency	1,710,316	US Dollar	JP Morgan Chase Bank, N.A.	03/05/14	1,696,003	(14,313)
634,589	Euro Currency	867,832	Hungarian Forint	JP Morgan Chase Bank, N.A.	04/22/14	855,904	(11,928)
664,335	Euro Currency	906,979	Polish Zloty	JP Morgan Chase Bank, N.A.	02/13/14	895,991	(10,988)
618,514	Euro Currency	844,612	US Dollar	Goldman Sachs International	04/22/14	834,223	(10,389)

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder reports.

650,017	Euro Currency	887,631	Polish Zloty	JP Morgan Chase Bank, N.A.	05/05/14	876,724	(10,907)
313,295	Euro Currency	427,819	Romanian Leu	JP Morgan Chase Bank, N.A.	02/27/14	422,543	(5,276)
734,152	Euro Currency	1,001,296	Hungarian Forint	Goldman Sachs International	05/05/14	990,201	(11,095)
18,801	Euro Currency	25,474	Polish Zloty	Goldman Sachs International	05/05/14	25,358	(116)
258,935,081	Hungarian Forint	1,163,485	Euro Currency	JP Morgan Chase Bank, N.A.	04/22/14	1,112,286	(51,199)
16,000,000	Hungarian Forint	71,894	Euro Currency	Goldman Sachs International	04/22/14	68,730	(3,164)
5,500,000,000	Indonesian Rupiah	424,547	US Dollar	JP Morgan Chase Bank, N.A.	12/08/14	426,221	1,674
10,192,517,604	Indonesian Rupiah	850,910	US Dollar	JP Morgan Chase Bank, N.A.	02/26/14	831,637	(19,273)
1,894,000,000	South Korean Won	1,779,523	US Dollar	JP Morgan Chase Bank, N.A.	02/04/14	1,769,515	(10,008)
1,894,000,000	South Korean Won	1,757,610	US Dollar	Goldman Sachs International	04/04/14	1,763,091	5,481
5,734,542	Mexican Peso	437,272	US Dollar	JP Morgan Chase Bank, N.A.	02/11/14	428,571	(8,701)
47,333,806	Mexican Peso	3,640,729	US Dollar	Goldman Sachs International	02/11/14	3,537,495	(103,234)
10,000,000	Malaysian Ringgit	3,103,424	US Dollar	JP Morgan Chase Bank, N.A.	02/18/14	2,985,721	(117,703)
4,800,000	Malaysian Ringgit	1,466,327	US Dollar	Goldman Sachs International	02/18/14	1,433,146	(33,181)
5,441,805	Peruvian Nuevo Sol	1,930,990	US Dollar	JP Morgan Chase Bank, N.A.	02/12/14	1,923,579	(7,411)
220,000	Peruvian Nuevo Sol	78,223	US Dollar	Goldman Sachs International	02/12/14	77,766	(457)
2,338,659	Peruvian Nuevo Sol	824,778	US Dollar	JP Morgan Chase Bank, N.A.	03/03/14	822,530	(2,248)
7,394,571	Polish Zloty	2,362,980	Euro Currency	Goldman Sachs International	02/13/14	2,344,583	(18,397)
2,145,000	Polish Zloty	700,046	Euro Currency	JP Morgan Chase Bank, N.A.	02/13/14	680,111	(19,935)
1,278,727	Romanian Leu	389,505	Euro Currency	Goldman Sachs International	02/27/14	382,596	(6,909)
310,691	Romanian Leu	95,949	Euro Currency	JP Morgan Chase Bank, N.A.	02/27/14	92,959	(2,990)
86,217,699	Russian Ruble	2,549,087	US Dollar	JP Morgan Chase Bank, N.A.	02/12/14	2,447,682	(101,405)
2,500,000	Thai Baht	75,175	US Dollar	Goldman Sachs International	02/27/14	75,636	461
4,028,190	Turkish Lira	1,805,554	US Dollar	JP Morgan Chase Bank, N.A.	04/04/14	1,751,665	(53,889)
2,861,328	Turkish Lira	1,214,836	US Dollar	Goldman Sachs International	04/04/14	1,244,253	29,417
13,800,000	South African Rand	1,330,826	US Dollar	JP Morgan Chase Bank, N.A.	02/19/14	1,239,092	(91,734)
11,378,064	South African Rand	1,045,523	US Dollar	Goldman Sachs International	02/19/14	1,021,628	(23,895)
20,335,161	South African Rand	1,851,519	US Dollar	Goldman Sachs International	03/24/14	1,816,707	(34,812)
Total							$(790,562)

Contracts Delivered		In Exchange For		Counterparty	Settlement Date	Value	Net Unrealized Appreciation (Depreciation)

3,244,146	Brazilian Real	$1,357,055	US Dollar	Goldman Sachs International	02/27/14	$1,336,204	$20,851
215,000,000	Chilean Peso	401,232	US Dollar	Goldman Sachs International	02/24/14	386,089	15,143
3,874,398,979	Colombian Peso	1,959,637	Euro Currency	JP Morgan Chase Bank, N.A.	03/10/14	1,917,746	41,891
34,481,251	Czech Koruna	1,699,490	US Dollar	JP Morgan Chase Bank, N.A.	03/24/14	1,689,541	9,949
285,589	Euro Currency	389,505	US Dollar	Goldman Sachs International	02/27/14	385,175	4,330

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder reports.

99,339	Euro Currency	134,685	US Dollar	JP Morgan Chase Bank, N.A.	03/06/14	133,979	706
69,638	Euro Currency	95,949	Romanian Leu	JP Morgan Chase Bank, N.A.	02/27/14	93,922	2,027
532,000	Euro Currency	732,366	US Dollar	Goldman Sachs International	03/06/14	717,515	14,851
1,747,692	Euro Currency	2,362,980	Polish Zloty	Goldman Sachs International	02/13/14	2,357,118	5,862
325,000	Euro Currency	441,197	US Dollar	JP Morgan Chase Bank, N.A.	02/05/14	438,327	2,870
513,854	Euro Currency	700,046	Polish Zloty	JP Morgan Chase Bank, N.A.	02/13/14	693,036	7,010
854,319	Euro Currency	1,163,485	Hungarian Forint	JP Morgan Chase Bank, N.A.	04/22/14	1,152,264	11,221
563,837	Euro Currency	767,582	US Dollar	JP Morgan Chase Bank, N.A.	03/05/14	760,453	7,129
52,830	Euro Currency	71,894	Hungarian Forint	Goldman Sachs International	04/22/14	71,254	640
753,525	Euro Currency	1,028,691	US Dollar	Goldman Sachs International	04/22/14	1,016,319	12,372
195,000,000	Hungarian Forint	867,832	Euro Currency	JP Morgan Chase Bank, N.A.	04/22/14	837,646	30,186
194,060,337	Hungarian Forint	844,612	Euro Currency	Goldman Sachs International	04/22/14	833,610	11,002
230,367,517	Hungarian Forint	1,001,296	Euro Currency	Goldman Sachs International	05/05/14	988,627	12,669
7,449,195,050	Indonesian Rupiah	627,129	US Dollar	JP Morgan Chase Bank, N.A.	02/26/14	607,801	19,328
5,914,596	Israeli Shekel	1,659,693	US Dollar	JP Morgan Chase Bank, N.A.	02/27/14	1,681,622	(21,929)
318,658	Israeli Shekel	90,803	US Dollar	Goldman Sachs International	02/27/14	90,600	203
1,894,000,000	South Korean Won	1,768,276	US Dollar	JP Morgan Chase Bank, N.A.	02/04/14	1,769,515	(1,239)
13,218,865	Mexican Peso	1,014,970	US Dollar	Goldman Sachs International	02/11/14	987,913	27,057
17,130,004	Mexican Peso	1,280,877	US Dollar	JP Morgan Chase Bank, N.A.	02/11/14	1,280,212	665
541,692	Malaysian Ringgit	162,062	US Dollar	JP Morgan Chase Bank, N.A.	02/18/14	161,734	328
2,400,000	Peruvian Nuevo Sol	861,759	US Dollar	Goldman Sachs International	02/12/14	848,356	13,403
1,640,000	Polish Zloty	530,041	Euro Currency	Goldman Sachs International	02/13/14	519,992	10,049
2,812,631	Polish Zloty	906,979	Euro Currency	JP Morgan Chase Bank, N.A.	02/13/14	891,796	15,183
2,773,056	Polish Zloty	887,631	Euro Currency	JP Morgan Chase Bank, N.A.	05/05/14	874,575	13,056
80,047	Polish Zloty	25,474	Euro Currency	Goldman Sachs International	05/05/14	25,246	228
1,417,083	Romanian Leu	427,819	Euro Currency	JP Morgan Chase Bank, N.A.	02/27/14	423,992	3,827
99,647,565	Russian Ruble	2,953,903	US Dollar	JP Morgan Chase Bank, N.A.	02/12/14	2,828,949	124,954
9,800,000	Russian Ruble	291,693	US Dollar	Goldman Sachs International	02/12/14	278,218	13,475
94,700,000	Thai Baht	2,925,243	US Dollar	JP Morgan Chase Bank, N.A.	02/27/14	2,865,084	60,159
31,000,000	Thai Baht	937,400	US Dollar	Goldman Sachs International	02/27/14	937,884	(484)
1,784,087	Turkish Lira	785,530	US Dollar	JP Morgan Chase Bank, N.A.	03/21/14	778,920	6,610
2,000,000	Turkish Lira	872,157	US Dollar	JP Morgan Chase Bank, N.A.	04/04/14	869,703	2,453
230,000	Turkish Lira	98,163	US Dollar	Goldman Sachs International	04/04/14	100,016	(1,853)
19,794,533	South African Rand	1,850,346	US Dollar	JP Morgan Chase Bank, N.A.	02/19/14	1,777,337	73,009
10,000,000	South African Rand	889,790	US Dollar	JP Morgan Chase Bank, N.A.	03/24/14	893,382	(3,592)
Total							$565,599

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder reports.

Item 2. Controls and Procedures.

(a)
Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”)), as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR and Form N-Q is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)
There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2(a) of the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman Income Funds

By:	/s/ Robert Conti
Robert Conti
Chief Executive Officer and President

Date: March 31, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert Conti
Robert Conti
Chief Executive Officer and President

Date: March 31, 2014

By:	/s/ John M. McGovern
John M. McGovern
Treasurer and Principal Financial
and Accounting Officer

Date: March 31, 2014